MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc./Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

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Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund. In addition, where indicated, average annual total returns for Class A, Class L and Class Y shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses, and average annual total returns for Class N shares of those Funds is based on the performance of Class A Shares, adjusted for class specific expenses.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any Shareholder Fees, a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

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MassMutual Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarter ended December 31, 2003.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S*		0.69%	3.52%	4.34%
Class Y+		0.59%	3.44%	4.19%
Class L+		0.44%	3.28%	4.14%
Class A+		0.20%	3.01%	3.73%
Class N+	-	1.10%	2.71%	3.43%
Salomon Smith Barney 3-Month Treasury Bill Index^		1.07%	3.50%	4.30%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that maybe paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

	Class S	Class Y	Class L	Class A	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.10%	.20%	.35%	.35%	.40%
Total Annual Fund Operating Expenses(1)	.45%	.55%	.70%	.95%	1.25%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 46	$144	$252	$ 566
Class Y	$ 56	$176	$307	$ 689
Class L	$ 72	$224	$389	$ 870
Class A	$ 97	$303	$525	$1,165
Class N	$231	$397	$686	$1,509

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$127	$397	$686	$1,509

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MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 4.11% for the quarter ended June 30, 1995 and the lowest was -1.56% for the quarter ended March 31, 1994.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S*		3.68%	5.47%	5.64%
Class Y+		3.50%	5.39%	5.50%
Class L+		3.55%	5.23%	5.43%
Class A+	-	0.44%	4.23%	4.69%
Class N+		1.98%	4.68%	4.77%
Lehman Brothers 1-3 Year Government Bond Index^		1.98%	5.51%	5.73%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	3.68%	5.47%	6.25%
Return After Taxes on Distributions – Class S	2.23%	3.41%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	2.39%	3.39%	3.91%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	6.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	3.50%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%	.40%	.40%	.40%	.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.14%	.19%	.34%	.34%	.39%
Total Annual Fund Operating Expenses(1)	.54%	.59%	.74%	.99%	1.29%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 55	$173	$302	$ 676
Class Y	$ 60	$189	$329	$ 737
Class L	$ 76	$237	$411	$ 917
Class A	$448	$655	$878	$1,520
Class N	$235	$409	$708	$1,555

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$132	$409	$708	$1,555

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MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

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	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.17%		.27%		.42%		.42%		.47%
Total Annual Fund Operating Expenses	.65%		.75%		.90%		1.15%		1.45%

Expense Reimbursement(2)	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(3)	.58%		.68%		.83%		1.08%		1.38%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$59	$201
Class Y	$69	$233
Class L	$85	$280
Class A	$581	$817
Class N	$244	$452

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$141	$452

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.90% for the quarter ended September 30, 2002 and the lowest was 0.32% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class S*	7.21%	9.61%
Class Y*	7.11%	9.51%
Class L*	6.96%	9.36%
Class A*	1.64%	6.27%
Class N*	5.41%	8.81%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 6.58% for the quarter ended June 30, 1995 and the lowest was -3.49% for the quarter ended March 31, 1994.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	5.32%	6.07%	6.50%
Class Y+	5.23%	6.01%	6.36%
Class L+	5.09%	5.85%	6.27%
Class A+	-0.21%	4.60%	5.41%
Class N+	3.54%	5.32%	5.63%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	5.32%	6.07%	7.56%
Return After Taxes on Distributions – Class S	2.89%	3.80%	5.09%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.60%	3.79%	4.96%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.16%	.31%	.31%	.38%
Total Annual Fund Operating Expenses(1)	.59%	.64%	.79%	1.04%	1.36%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 60	$189	$ 329	$ 737
Class Y	$ 65	$205	$ 357	$ 798
Class L	$ 81	$252	$ 439	$ 977
Class A	$577	$791	$1,022	$1,685
Class N	$242	$431	$ 745	$1,633

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$139	$431	$745	$1,633

–  11  –

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was 0.20% for the quarter ended June 30, 2001.

–  12  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	8.48%	6.59%
Return After Taxes on Distributions – Class S	7.44%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	5.57%	4.36%
Return Before Taxes – Class Y	8.41%	6.51%
Return Before Taxes – Class L	8.36%	6.37%
Return Before Taxes – Class A+	2.83%	5.00%
Return Before Taxes – Class N+	6.65%	5.81%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.19%	.24%	.40%	.39%	.44%
Total Annual Fund Operating Expenses(1)	.69%	.74%	.90%	1.14%	1.44%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 71	$221	$ 384	$ 858
Class Y	$ 76	$237	$ 411	$ 917
Class L	$ 92	$287	$ 498	$1,106
Class A	$586	$821	$1,073	$1,794
Class N	$250	$456	$ 787	$1,722

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$147	$456	$787	$1,722

–  13  –

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -9.66% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	18.30%	-0.64%	6.23%
Class Y+	18.02%	-0.84%	6.01%
Class L+	17.77%	-0.97%	5.89%
Class A+	10.73%	-2.38%	4.95%
Class N+	16.22%	-1.52%	5.28%
S&P 500® Index^	28.67%	-0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

–  14  –

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^ ^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^ ^ ^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (10/3/94)
Return Before Taxes – Class S	18.30%	-	0.64%	6.50%
Return After Taxes on Distributions – Class S	17.62%	-	2.77%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	12.13%	-	1.47%	4.58%
S&P 500® Index^	28.67%	-	0.57%	11.85%
Lipper Balanced Fund Index^^	19.94%		2.95%	9.04%
Lehman Brothers Aggregate Bond Index^^^	4.11%		6.62%	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.12%	.28%	.43%	.43%	.49%
Total Annual Fund Operating Expenses(1)	.60%	.76%	.91%	1.16%	1.47%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 61	$192	$ 335	$ 749
Class Y	$ 78	$243	$ 422	$ 941
Class L	$ 93	$290	$ 504	$1,118
Class A	$687	$923	$1,177	$1,902
Class N	$253	$465	$ 803	$1,755

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$150	$465	$803	$1,755

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%		.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.29%		.34%		.49%		.49%		.54%
Total Annual Fund Operating Expenses	.89%		.94%		1.09%		1.34%		1.64%

Expense Reimbursement(2)	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Net Fund Expenses(3)	.76%		.81%		.96%		1.21%		1.51%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

–  16  –

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$78	$271
Class Y	$83	$287
Class L	$98	$334
Class A	$692	$964
Class N	$257	$505

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$154	$505

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.81%, 2Q 2003	-22.06%, 3Q 2002
Western Composite	7.29%, 2Q 1995	-2.82%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class S*	38.18%	7.03%	10.92%
Class Y*	38.13%	6.98%	10.87%
Class L*	37.98%	6.83%	10.72%
Class A*	29.82%	5.31%	9.81%
Class N*	36.43%	6.26%	10.16%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years
Western Composite
Class S*	9.07%	7.51%	7.70%
Class Y*	9.02%	7.46%	7.65%
Class L*	8.87%	7.31%	7.50%
Class A*	2.37%	5.80%	6.62%
Class N*	7.32%	6.76%	6.95%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar charts are based on Class S expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 16.49% for the quarter ended December 31, 1998 and the lowest was -18.31% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	27.61%	-2.23%	8.27%
Class Y+	27.57%	-2.33%	8.10%
Class L+	27.26%	-2.48%	8.01%
Class A+	19.60%	-3.87%	7.02%
Class N+	25.51%	-3.05%	7.34%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	27.61%	-2.23%	8.50%
Return After Taxes on Distributions – Class S	26.98%	-4.64%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares –Class S	17.90%	-2.55%	6.66%
S&P 500® Index^	28.67%	-0.57%	11.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.09%	.19%	.34%	.34%	.40%
Total Annual Fund Operating Expenses(1)	.59%	.69%	.84%	1.09%	1.40%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 60	$189	$ 329	$ 737
Class Y	$ 71	$221	$ 384	$ 858
Class L	$ 86	$268	$ 466	$1,036
Class A	$681	$903	$1,142	$1,827
Class N	$246	$443	$ 766	$1,678

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$443	$766	$1,678

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 17.18% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.11% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	29.97%	1.10%
Return After Taxes on Distributions – Class S	29.77%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.73%	0.85%
Return Before Taxes – Class Y	29.82%	1.01%
Return Before Taxes – Class L	29.56%	0.91%
Return Before Taxes – Class A+	21.91%	-2.25%
Return Before Taxes – Class N+	28.03%	0.34%
S&P 500® Index^	28.67%	-0.41%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.15%	.19%	.34%	.34%	.39%
Total Annual Fund Operating Expenses(1)(2)	.80%	.84%	.99%	1.24%	1.54%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 82	$255	$ 444	$ 989
Class Y	$ 86	$268	$ 466	$1,036
Class L	$101	$315	$ 547	$1,211
Class A	$695	$947	$1,218	$1,988
Class N	$260	$487	$ 840	$1,832

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$487	$840	$1,832

Wellington Management

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.33% for the quarter ended June 30, 2003 and the lowest was -20.03% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite
Class S*	30.02%	6.67%	12.16%
Class Y*	29.98%	6.63%	12.12%
Class L*	29.83%	6.48%	11.96%
Class A*	22.13%	4.97%	11.05%
Class N*	28.28%	5.92%	11.41%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 15.56% for the quarter ended June 30, 2003 and the lowest quarterly return was -18.23% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class S	26.63%	-0.41%
Return After Taxes on Distributions – Class S	26.36%	-0.73%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	17.66%	-0.51%
Return Before Taxes – Class Y	26.40%	-0.51%
Return Before Taxes – Class L	26.34%	-0.61%
Return Before Taxes – Class A+	18.68%	-3.06%
Return Before Taxes – Class N+	24.73%	-1.17%
Russell 1000® Value Index^	30.03%	1.85%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.14%	.18%	.34%	.34%	.38%
Total Annual Fund Operating Expenses(1)	.84%	.88%	1.04%	1.29%	1.58%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 86	$268	$ 466	$1,036
Class Y	$ 90	$281	$ 487	$1,083
Class L	$106	$331	$ 574	$1,269
Class A	$700	$962	$1,243	$2,041
Class N	$264	$499	$ 861	$1,876

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$499	$861	$1,876

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 17.32% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.42% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	30.24%	-0.98%
Return After Taxes on Distributions – Class S	30.10%	-1.20%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.84%	-0.95%
Return Before Taxes – Class Y	30.04%	-1.06%
Return Before Taxes – Class L	29.79%	-1.24%
Return Before Taxes – Class A+	22.18%	-3.03%
Return Before Taxes – Class N+	28.18%	-1.78%
S&P 500® Index^	28.67%	-5.60%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.20%	.35%	.35%	.42%
Total Annual Fund Operating Expenses(1)	.76%	.85%	1.00%	1.25%	1.57%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 78	$243	$ 422	$ 941
Class Y	$ 87	$271	$ 471	$1,048
Class L	$102	$317	$ 550	$1,217
Class A	$696	$950	$1,223	$1,998
Class N	$263	$496	$ 855	$1,865

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$160	$496	$855	$1,865

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.46% for the quarter ended December 31, 1998 and the lowest was -14.48% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Davis Composite
Class S*	32.16%	4.74%	13.10%
Class Y*	32.07%	4.65%	13.01%
Class L*	31.92%	4.49%	12.86%
Class A*	24.10%	3.03%	11.94%
Class N*	30.35%	3.93%	12.30%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 160). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk,
Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 21.23% for the quarter ended December 31, 1998 and the lowest was -17.29% for the quarter ended September 30, 2002.

Average Annual Total Returns*

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (5/01)
Class Z	28.39%		N/A	-	2.87%
				Ten Years
Class S	28.10%	-	1.02%		10.54%
Class Y+	28.10%	-	1.05%		10.42%
Class L+	27.88%	-	1.19%		10.37%
Class A+	20.21%	-	2.63%		9.34%
Class N+	26.34%	-	1.74%		9.70%
S&P 500® Index^	28.67%	-	0.57%		11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to March 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to July 1, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

–  26  –

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (3/1/98)
Return Before Taxes – Class S	28.10%	-1.02%	2.03%
Return After Taxes on Distributions – Class S	27.89%	-1.43%	1.61%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	18.53%	-1.05%	1.54%
S&P 500® Index^	28.67%	-0.57%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class Z	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.11%	.32%	.35%	.50%	.50%	.55%
Total Annual Fund Operating Expenses(1)	.21%	.42%	.45%	.60%	.85%	1.15%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$ 22	$ 68	$ 118	$268
Class S	$ 43	$135	$ 235	$529
Class Y	$ 46	$144	$ 252	$566
Class L	$ 61	$192	$ 335	$749
Class A	$657	$831	$1,020	$1,563
Class N	$221	$366	$ 633	$1,396

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$366	$633	$1,396

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 13.21% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.12% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class S	24.58%	-6.29%
Return After Taxes on Distributions – Class S	24.52%	-6.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	16.06%	-5.31%
Return Before Taxes – Class Y	24.26%	-6.44%
Return Before Taxes – Class L	24.25%	-6.52%
Return Before Taxes – Class A+	16.95%	-8.89%
Return Before Taxes – Class N+	22.64%	-7.14%
S&P 500® Index^	28.67%	-3.03%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.18%	.32%	.43%	.44%	.49%
Total Annual Fund Operating Expenses(1)	.88%	1.02%	1.13%	1.39%	1.69%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 90	$281	$ 487	$1,083
Class Y	$104	$325	$ 563	$1,246
Class L	$115	$359	$ 622	$1,372
Class A	$710	$991	$1,293	$2,146
Class N	$275	$533	$ 918	$1,995

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$172	$533	$918	$1,995

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.35% for the quarter ended December 31, 1998 and the lowest was -18.41% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
FMR Composite
Class S*	24.61%	-2.84%	9.20%
Class Y*	24.48%	-2.93%	9.09%
Class L*	24.36%	-3.02%	8.99%
Class A*	16.96%	-4.72%	7.83%
Class N*	22.80%	-3.41%	8.52%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The performance is of the Fidelity Blue Chip Growth Fund which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 12.39% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.39% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	22.05%	-7.49%
Return After Taxes on Distributions – Class S	22.04%	-7.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	14.35%	-6.33%
Return Before Taxes – Class Y	22.04%	-7.56%
Return Before Taxes – Class L	21.89%	-7.69%
Return Before Taxes – Class A+	14.59%	-10.59%
Return Before Taxes – Class N+	20.33%	-8.24%
S&P 500® Index^	28.67%	-0.41%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.25%		.29%		.44%		.44%		.49%
Total Annual Fund Operating Expenses	.90%		.94%		1.09%		1.34%		1.64%

Expense Reimbursement(1)	(.06%	)	(.06%	)	(.06%	)	(.06%	)	(.06%	)
Net Fund Expenses(2)	.84%		.88%		1.03%		1.28%		1.58%
(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 86	$281	$ 492	$1,101
Class Y	$ 90	$294	$ 514	$1,148
Class L	$105	$341	$ 595	$1,321
Class A	$699	$971	$1,262	$2,089
Class N	$264	$512	$ 886	$1,936

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$512	$886	$1,936

Alliance Capital Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.94% for the quarter ended December 31, 1998 and the lowest was -17.53% for the quarter ended September 30, 2001.

Alliance Capital Average Annual

Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Alliance Capital Composite
Class S*	23.74%	-5.24%	10.04%
Class Y*	23.70%	-5.28%	10.00%
Class L*	23.55%	-5.43%	9.84%
Class A*	16.21%	-6.80%	8.94%
Class N*	22.00%	-6.00%	9.27%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 14.88% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.36% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	23.13%	-4.25%
Return After Taxes on Distributions – Class S	23.13%	-4.86%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	15.03%	-3.86%
Return Before Taxes – Class Y	23.20%	-4.30%
Return Before Taxes – Class L	22.79%	-4.43%
Return Before Taxes – Class A+	15.44%	-5.88%
Return Before Taxes – Class N+	21.13%	-5.00%
S&P 500® Index^	28.67%	-2.43%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%	.68%	.68%	.68%	.68%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.12%	.18%	.33%	.33%	.39%
Total Annual Fund Operating Expenses(1)	.80%	.86%	1.01%	1.26%	1.57%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 82	$255	$ 444	$ 989
Class Y	$ 88	$274	$ 477	$1,059
Class L	$103	$322	$ 558	$1,234
Class A	$697	$953	$1,228	$2,009
Class N	$263	$496	$ 855	$1,865

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$160	$496	$855	$1,865

MFS Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.32% for the quarter ended December 31, 1999 and the lowest was -22.35% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite
Class S*	23.82%	-3.07%	10.17%
Class Y*	23.76%	-3.13%	10.11%
Class L*	23.61%	-3.28%	9.95%
Class A*	16.26%	-4.68%	9.03%
Class N*	22.05%	-3.86%	9.38%
S&P 500® Index^	28.67%	-0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.09% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.25% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	31.51%	-16.91%
Return After Taxes on Distributions – Class S	31.51%	-16.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.48%	-13.78%
Return Before Taxes – Class Y	31.33%	-17.00%
Return Before Taxes – Class L	31.15%	-17.10%
Return Before Taxes – Class A+	23.08%	-18.66%
Return Before Taxes – Class N+	29.50%	-17.60%
S&P 500® Index^	28.67%	-5.60%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S		Class Y		Class L		Class A		Class N

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%		.73%		.73%		.73%		.73%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.14%		.24%		.39%		.39%		.45%
Total Annual Fund Operating Expenses	.87%		.97%		1.12%		1.37%		1.68%

Expense Reimbursement(1)	(.08%	)	(.08%	)	(.08%	)	(.08%	)	(.08%	)
Net Fund Expenses(2)	.79%		.89%		1.04%		1.29%		1.60%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$270	$474	$1,064
Class Y	$91	$301	$528	$1,181
Class L	$106	$348	$609	$1,354
Class A	$700	$978	$1,276	$2,119
Class N	$266	$522	$905	$1,977

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$522	$905	$1,977

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.75% for the quarter ended December 31, 1998 and the lowest was –23.31% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite
Class S*	35.84%	-	0.30%	14.82%
Class Y*	35.74%	-	0.40%	14.72%
Class L*	35.59%	-	0.56%	14.56%
Class A*	27.56%	-	1.99%	13.63%
Class N*	34.03%	-	1.14%	13.98%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 160). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 34.75% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.33% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	48.83%	-23.11%
Return After Taxes on Distributions – Class S	48.83%	-23.11%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	31.74%	-18.41%
Return Before Taxes – Class Y	48.63%	-23.22%
Return Before Taxes – Class L	48.43%	-23.33%
Return Before Taxes – Class A+	39.55%	-24.72%
Return Before Taxes – Class N+	46.22%	-23.88%
NASDAQ 100 Index®^	49.12%	-22.70%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%	.15%	.15%	.15%	.15%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.52%	.62%	.76%	.77%	.81%
Total Annual Fund Operating Expenses(1)	.67%	.77%	.91%	1.17%	1.46%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$68	$214	$373	$834
Class Y	$79	$246	$428	$953
Class L	$93	$290	$504	$1,118
Class A	$688	$926	$1,183	$1,913
Class N	$252	$462	$798	$1,744

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$462	$798	$1,744

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 23.23% for the quarter ended June 30, 2003 and the lowest quarterly return was –14.23% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	45.94%	17.97%
Return After Taxes on Distributions – Class S	44.89%	17.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	30.00%	15.32%
Return Before Taxes – Class Y	45.71%	17.83%
Return Before Taxes – Class L	45.49%	17.65%
Return Before Taxes – Class A+	36.77%	15.50%
Return Before Taxes – Class N+	43.70%	17.07%
Russell 2500 Index^	45.51%	5.38%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%	.69%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.20%	.36%	.36%	.42%
Total Annual Fund Operating Expenses(1)	.80%	.89%	1.05%	1.30%	1.61%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$989
Class Y	$91	$284	$493	$1,095
Class L	$107	$334	$579	$1,281
Class A	$701	$965	$1,248	$2,051
Class N	$267	$508	$876	$1,908

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$508	$876	$1,908

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.73% for the quarter ended June 30, 2003 and the lowest was -18.24% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite
Class S*	41.32%	14.39%	16.52%
Class Y*	41.22%	14.29%	16.42%
Class L*	41.07%	14.14%	16.27%
Class A*	32.73%	12.54%	15.32%
Class N*	39.51%	13.58%	15.71%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.17% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.75% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	39.37%	10.15%
Return After Taxes on Distributions – Class S	39.26%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	25.74%	8.63%
Return Before Taxes – Class Y	39.16%	10.06%
Return Before Taxes – Class L	38.92%	9.86%
Return Before Taxes – Class A+	30.65%	6.45%
Return Before Taxes – Class N+	37.20%	9.29%
Russell 2000 Index^	47.26%	7.78%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%		.85%		.85%		.85%		.85%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.22%		.26%		.41%		.41%		.46%
Total Annual Fund Operating Expenses	1.07%		1.11%		1.26%		1.51%		1.81%

Expense Reimbursement(1)	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Net Fund Expenses(2)	1.05%		1.09%		1.24%		1.49%		1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$338	$588	$1,302
Class Y	$111	$351	$609	$1,348
Class L	$126	$398	$689	$1,518
Class A	$719	$1,024	$1,351	$2,270
Class N	$285	$568	$978	$2,121

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$568	$978	$2,121

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.50%, 2Q 1999	-22.35%, 3Q 2002
T. Rowe Price Account	19.85%, 2Q 1999	-19.82%, 3Q 1998

Clover and T. Rowe Price Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception
Clover Composite			(3/96)
Class S*	45.71%	15.97%	14.90%
Class Y*	45.67%	15.93%	14.85%
Class L*	45.52%	15.77%	14.70%
Class A*	36.92%	14.16%	13.58%
Class N*	43.97%	15.21%	14.13%
Russell 2000 Index^	47.26%	7.13%	8.60%
T. Rowe Account			(4/97)
Class S*	23.79%	11.67%	11.51%
Class Y*	23.75%	11.63%	11.47%
Class L*	23.60%	11.48%	11.31%
Class A*	16.26%	9.92%	9.89%
Class N*	22.05%	10.93%	10.74%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The T. Rowe Price account represents the performance of a single, separately-managed private account. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 18.72% for the quarter ended June 30, 1997 and the lowest was –18.98% for the quarter ended September 30, 1998.

–  42  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	31.99%	6.43%	9.08%
Class Y+	31.91%	6.31%	8.91%
Class L+	31.73%	6.17%	8.81%
Class A+	23.86%	4.64%	7.82%
Class N+	29.93%	5.55%	8.14%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes –Class S	31.99%	6.43%	10.08%
Return After Taxes on Distributions – Class S	31.94%	4.58%	8.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.87%	4.62%	7.92%
Russell 2000 Index^	47.26%	7.13%	10.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%	.58%	.58%	.58%	.58%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.21%	.36%	.36%	.41%
Total Annual Fund Operating Expenses(1)	.69%	.79%	.94%	1.19%	1.49%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$221	$384	$858
Class Y	$81	$252	$439	$977
Class L	$96	$300	$520	$1,153
Class A	$690	$932	$1,193	$1,934
Class N	$255	$471	$813	$1,777

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$152	$471	$813	$1,777

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 17.81% for the quarter ended December 31, 2001 and the lowest was -27.38% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	30.70%	-3.19%
Return After Taxes on Distributions – Class S	30.70%	-3.96%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.96%	-3.04%
Return Before Taxes – Class Y	30.76%	-3.23%
Return Before Taxes – Class L	30.35%	-3.37%
Return Before Taxes – Class A+	22.63%	-4.82%
Return Before Taxes – Class N+	28.74%	-3.93%
Russell 2500 Index^	45.51%	9.23%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.13%	.20%	.35%	.35%	.40%
Total Annual Fund Operating Expenses(1)	.83%	.90%	1.05%	1.30%	1.60%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$265	$460	$1,024
Class Y	$92	$287	$498	$1,106
Class L	$107	$334	$579	$1,281
Class A	$701	$965	$1,248	$2,051
Class N	$266	$505	$871	$1,897

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$505	$871	$1,897

Navellier Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.15% for the quarter ended December 31, 1999 and the lowest was -20.81% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts
Class S*	32.83%	12.79%	14.92%
Class Y*	32.76%	12.72%	14.84%
Class L*	32.61%	12.56%	14.69%
Class A*	24.75%	10.97%	13.46%
Class N*	31.06%	11.97%	14.11%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.91% for the quarter ended December 31, 2001 and the lowest quarterly return was -18.86% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class S	38.32%	3.64%
Return After Taxes on Distributions – Class S	38.32%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	24.91%	3.12%
Return Before Taxes – Class Y	38.12%	3.57%
Return Before Taxes – Class L	37.94%	3.39%
Return Before Taxes – Class A+	29.58%	1.44%
Return Before Taxes – Class N+	36.21%	2.82%
S&P MidCap 400 Index^	35.59%	6.11%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.20%	.35%	.35%	.41%
Total Annual Fund Operating Expenses(1)	.86%	.95%	1.10%	1.35%	1.66%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,059
Class Y	$97	$303	$525	$1,165
Class L	$112	$350	$606	$1,338
Class A	$706	$979	$1,273	$2,104
Class N	$272	$524	$902	$1,962

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$169	$524	$902	$1,962

T. Rowe Price

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.80%, 4Q 1998	-18.88%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.80%, 4Q 1999	-25.16%, 3Q 2001

T. Rowe Price Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund
Class S*	37.35%	7.36%	13.80%
Class Y*	37.26%	7.26%	13.70%
Class L*	37.11%	7.11%	13.56%
Class A*	28.99%	4.85%	11.80%
Class N*	35.55%	6.55%	13.00%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

T. Rowe Price Composite
Class S*	36.70%	8.47%	12.91%
Class Y*	36.59%	8.35%	12.80%
Class L*	36.46%	8.22%	12.66%
Class A*	28.38%	6.69%	11.74%
Class N*	34.91%	7.65%	12.10%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index—as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 22.76% for the quarter ended December 31, 2001 and the lowest was -24.73% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	44.11%	6.33%
Return After Taxes on Distributions – Class S	44.11%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	28.67%	5.27%
Return Before Taxes – Class Y	43.97%	6.18%
Return Before Taxes – Class L	43.83%	6.04%
Return Before Taxes – Class A+	35.20%	4.43%
Return Before Taxes – Class N+	42.00%	5.43%
Russell 2000 Index^	47.26%	6.97%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  48  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%	.82%	.82%	.82%	.82%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.15%	.29%	.44%	.44%	.49%
Total Annual Fund Operating Expenses(1)	.97%	1.11%	1.26%	1.51%	1.81%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$309	$536	$1,188
Class Y	$113	$353	$611	$1,349
Class L	$128	$400	$691	$1,520
Class A	$721	$1,026	$1,352	$2,271
Class N	$287	$570	$980	$2,123

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$184	$570	$980	$2,123

Wellington Management and Waddell & Reed

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abrams’ approach)	35.20%, 4Q 1999	-22.18%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.25%, 4Q 1999	-24.13%, 3Q 2001
Waddell & Reed Composite	44.12%, 4Q 1999	-22.21%, 3Q 2001

Wellington Management and Waddell & Reed

Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abrams’ approach)
Class S*	56.22%	18.14%	15.23%
Class Y*	56.08%	18.00%	15.10%
Class L*	55.93%	17.84%	14.95%
Class A*	46.73%	16.19%	13.99%
Class N*	54.38%	17.27%	14.39%
Russell 2000 Index^	47.26%	7.13%	9.34%

			(1/98)
Wellington Management Composite (for Steven Angeli’s approach)
Class S*	56.68%	6.78%	10.50%
Class Y*	56.54%	6.63%	10.35%
Class L*	56.39%	6.47%	10.19%
Class A*	47.17%	4.95%	8.85%
Class N*	54.84%	5.88%	9.61%
Russell 2000 Index^	47.26%	7.13%	5.45%

			Ten Years
Waddell & Reed Composite
Class S*	38.95%	13.04%	20.26%
Class Y*	38.81%	12.89%	20.12%
Class L*	38.66%	12.73%	19.96%
Class A*	30.45%	11.09%	18.96%
Class N*	37.11%	12.15%	19.39%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 29.89% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.88% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	60.66%	6.27%
Return After Taxes on Distributions – Class S	58.29%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	39.64%	4.93%
Return Before Taxes – Class Y	60.75%	6.22%
Return Before Taxes – Class L	60.55%	6.08%
Return Before Taxes – Class A+	50.73%	2.67%
Return Before Taxes – Class N+	58.78%	5.46%
Russell 2000 Index^	47.26%	7.78%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  50  –

Expense Information

	Class S	Class Y	Class L	Class A	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%		.85%		.85%		.85%		.85%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.29%		.33%		.48%		.48%		.53%
Total Annual Fund Operating Expenses	1.14%		1.18%		1.33%		1.58%		1.88%

Expense Reimbursement(1)	(.09%	)	(.09%	)	(.09%	)	(.09%	)	(.09%	)
Net Fund Expenses(2)	1.05%		1.09%		1.24%		1.49%		1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$353	$619	$1,376
Class Y	$111	$366	$640	$1,421
Class L	$126	$413	$720	$1,591
Class A	$719	$1,038	$1,379	$2,336
Class N	$285	$583	$1,008	$2,190

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$583	$1,008	$2,190

Mazama and MTB Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.59%, 4Q 2001	-34.82%, 3Q 2001
MTB Composite	82.53%, 4Q 1999	-23.69%, 3Q 2002

Mazama and MTB Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite
Class S*	75.71%	10.61%	13.62%
Class Y*	75.67%	10.57%	13.58%
Class L*	75.52%	10.41%	13.42%
Class A*	65.20%	8.85%	12.49%
Class N*	73.97%	9.82%	12.85%
Russell 2000 Index^	47.26%	7.13%	9.47%
			Since Inception
MTB Composite			(8/95)
Class S*	53.66%	19.42%	17.58%
Class Y*	53.62%	19.38%	17.54%
Class L*	53.47%	19.22%	17.38%
Class A*	44.41%	17.54%	16.29%
Class N*	51.92%	18.61%	16.79%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 30.30% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.49% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	46.37%	-16.14%
Return After Taxes on Distributions – Class S	46.37%	-16.14%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	30.14%	-13.17%
Return Before Taxes – Class Y	45.94%	-16.27%
Return Before Taxes – Class L	45.92%	-16.40%
Return Before Taxes – Class A+	36.80%	-17.96%
Return Before Taxes – Class N+	44.01%	-16.96%
Russell 2000 Index^	47.26%	4.04%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(% of average net assets)
Management Fees	.79%	.79%	.79%	.79%	.79%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.19%	.29%	.44%	.44%	.49%
Total Annual Fund Operating Expenses(1)	.98%	1.08%	1.23%	1.48%	1.78%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$312	$541	$1,200
Class Y	$110	$344	$595	$1,315
Class L	$125	$390	$675	$1,486
Class A	$718	$1,017	$1,338	$2,240
Class N	$284	$561	$965	$2,091

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$181	$561	$965	$2,091

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.72% for the quarter ended December 31, 1999 and the lowest was -30.93% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite
Class S*	47.94%	6.56%	13.21%
Class Y*	47.84%	6.45%	13.10%
Class L*	47.68%	6.27%	12.94%
Class A*	38.95%	4.76%	11.98%
Class N*	46.14%	5.64%	12.34%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 39.47% for the quarter ended December 31, 1999 and the lowest was –29.46% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class S*	50.49%		2.79%	5.15%
Class Y+	50.60%		2.77%	5.04%
Class L+	50.23%		2.57%	4.93%
Class A+	41.18%		1.14%	3.98%
Class N+	48.44%		2.01%	4.17%
MSCI EAFE^	38.59%	-	0.05%	4.47%

*Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+Performance for Class Y and Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y and Class A expenses, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (10/3/94)
Return Before Taxes – Class S	50.49%		2.79%	5.31%
Return After Taxes on Distributions – Class S	50.52%		1.20%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	33.16%		1.82%	3.94%
MSCI EAFE^	38.59%	-	0.05%	3.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.24%	.27%	.42%	.42%	.47%
Total Annual Fund Operating Expenses(1)	1.09%	1.12%	1.27%	1.52%	1.82%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$111	$347	$601	$1,327
Class Y	$114	$356	$617	$1,361
Class L	$129	$403	$697	$1,531
Class A	$722	$1,029	$1,357	$2,282
Class N	$288	$573	$985	$2,134

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$185	$573	$985	$2,134

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.76% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.22% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class S	30.87%	-1.20%
Return After Taxes on Distributions – Class S	30.96%	-1.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.34%	-0.95%
Return Before Taxes – Class Y	30.88%	-1.24%
Return Before Taxes – Class L	30.68%	-1.39%
Return Before Taxes – Class A+	22.74%	-3.79%
Return Before Taxes – Class N+	28.96%	-1.95%
MSCI EAFE^	38.59%	-0.32%

+ Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  56  –

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(% of average net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.29%	.34%	.49%	.49%	.54%
Total Annual Fund Operating Expenses(1)	1.29%	1.34%	1.49%	1.74%	2.04%
(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$131	$409	$707	$1,554
Class Y	$137	$425	$734	$1,610
Class L	$152	$471	$813	$1,776
Class A	$743	$1,093	$1,466	$2,506
Class N	$310	$640	$1,098	$2,364

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$207	$640	$1,098	$2,364

Harris and American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.65%, 2Q 2003	-22.99%, 3Q 2002
American Century Composite	48.34%, 4Q 1999	-19.74%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite
Class S*	37.83%	13.47%	8.84%
Class Y*	37.78%	13.42%	8.78%
Class L*	37.63%	13.26%	8.63%
Class A*	29.48%	11.68%	7.74%
Class N*	36.08%	12.71%	8.08%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite
Class S*	25.44%	0.49%	6.18%
Class Y*	25.39%	0.44%	6.13%
Class L*	25.24%	0.28%	5.97%
Class A*	17.80%	-1.16%	5.09%
Class N*	23.69%	-0.29%	5.41%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  57  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

–  58  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  59  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  60  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  61  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.

Destination Retirement Income

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		50%
Other Expenses(1)	.18%		.21%		.31%		.31%		.36%
Total Annual Fund Operating Expenses	.23%		.26%		.36%		.61%		.91%

Expense Reimbursement(2)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Net Fund Expenses(3)	.12%		.15%		.25%		.50%		.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.12%		.17%		.27%		.27%		.32%
Total Annual Fund Operating Expenses	.17%		.22%		.32%		.57%		.87%

Expense Reimbursement(2)	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(3)	.10%		.15%		.25%		.50%		.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.10%		.15%		.25%		.25%		.30%
Total Annual Fund Operating Expenses	.15%		.20%		.30%		.55%		.85%

Expense Reimbursement(2)	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Net Fund Expenses(3)	.10%		.15%		.25%		.50%		.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Destination Retirement 2030

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.11%		.16%		.26%		.26%		.31%
Total Annual Fund Operating Expenses	.16%		.21%		.31%		.56%		.86%

Expense Reimbursement(2)	(.06%	)	(.06%	)	(.06%	)	(.06%	)	(.06%	)
Net Fund Expenses(3)	.10%		.15%		.25%		.50%		.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.13%		.18%		.28%		.28%		.33%
Total Annual Fund Operating Expenses	.18%		.23%		.33%		.58%		.88%

Expense Reimbursement(2)	(.08%	)	(.08%	)	(.08%	)	(.08%	)	(.08%	)
Net Fund Expenses(3)	.10%		.15%		.25%		.50%		.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

	Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

	Class S	Class Y	Class L	Class A	Class N

Destination Retirement Income	.79%	.82%	.92%	1.17%	1.47%

Destination Retirement 2010	.81%	.86%	.96%	1.21%	1.51%

Destination Retirement 2020	.87%	.92%	1.02%	1.27%	1.57%

Destination Retirement 2030	.97%	1.02%	1.12%	1.37%	1.67%

Destination Retirement 2040	1.01%	1.06%	1.16%	1.41%	1.71%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your

–  63  –

investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class S	$81	$276
Class Y	$84	$285
Class L	$94	$317
Class A	$688	$948
Class N	$253	$488

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$150	$488

Destination Retirement 2010

	1 Year	3 Years
Class S	$83	$274
Class Y	$88	$289
Class L	$98	$321
Class A	$692	$952
Class N	$257	$492

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$154	$492

Destination Retirement 2020

	1 Year	3 Years
Class S	$89	$288
Class Y	$94	$304
Class L	$104	$335
Class A	$698	$966
Class N	$263	$507

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$160	$507

Destination Retirement 2030

	1 Year	3 Years
Class S	$99	$322
Class Y	$104	$338
Class L	$114	$369
Class A	$708	$997
Class N	$273	$540

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$170	$540

Destination Retirement 2040

	1 Year	3 Years
Class S	$103	$339
Class Y	$108	$354
Class L	$118	$386
Class A	$711	$1,013
Class N	$277	$556

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$174	$556

–  64  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  65  –

Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

–  66  –

the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

–  67  –

than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  68  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

–  69  –

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

–  70  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for each share class of the Funds were .0116% to .3744% for Class S shares; .0459% to .4744% for Class Y shares; .1459% to .6244% for Class L and Class A shares; and .1959% to .6744% for Class N shares.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

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Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

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William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

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and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class S, Class Y, Class L, Class A, Class N and Class Z shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S Shares.

Shareholder and Distribution Fees.  Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

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These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y Shares.

Shareholder and Distribution Fees.  The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, all of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 service or distribution fees.

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees.   Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class L shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Class A and Class N Shares

Eligible Purchasers.  Class A and Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A or Class N shares. There is no minimum plan or institutional investor size to purchase Class A or Class N shares.

Class A and Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of an Investor’s money is invested in the Fund or Funds of its choice. The Funds have adopted Rule 12b-1 Plans for Class A and Class N shares of the Funds.

Under the Class A Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis.

Under the Class N Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in services fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal

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services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Class Z Shares (Indexed Equity Fund only)

Eligible Purchasers.  Class Z shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Z Shares.

Shareholder and Distribution Fees.  Class Z shares of the Indexed Equity Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund. Class Z shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S, Class Y, Class L, Class A or Class N shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S, Class Y or Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class S, Class Y, Class L, Class A or Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S, Class Y, Class L, Class A or Class N shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other

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cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) / Commission Payout Schedules for Different Purchase Amounts:

Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond

Less than $25,000	5.75%/ 4.75%	4.75%/ 4.00%	3.50%/ 3.00%

$25,000- $49,999	5.50%/ 4.75%	4.75%/ 4.00%	3.50%/ 3.00%

$50,000- $99,999	4.75%/ 4.00%	4.50%/ 3.75%	3.50%/ 3.00%

$100,000- $249,999	3.75%/ 3.00%	3.50%/ 2.75%	3.00%/ 2.50%

$250,000- $499,999	2.50%/ 2.00%	2.00%/ 2.25%	2.50%/ 2.00%

$500,000- $999,999	2.00%/ 1.60%	2.00%/ 1.60%	2.00%/ 1.50%

$1,000,000 or more	None/ 1.00%	None/ 1.00%	None/ .50%

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% or .50% of purchases of $1 million or more as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the Transfer Agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

If Class N shares are redeemed within a holding period of 18 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the Transfer Agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described on the following page.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

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•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, the Manager and its affiliates.

Waivers of Class A and Class N Contingent Deferred Sales Charges

The Class A and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A and Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A and Class N shares sold or issued in the following cases:

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, the Manager and its affiliates.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the

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period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson. Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

–  90  –

substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ share classes.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./	S	7.21%	N/A	N/A	N/A
MM Inflation-Protected Bond Fund	Y	7.11%	N/A	N/A	N/A
	L	6.96%	N/A	N/A	N/A
	A	1.64%	N/A	N/A	N/A
	N	5.41%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc/	S	38.18%	-2.23%	7.03%	10.92%
MM Strategic Balanced Fund	Y	38.13%	-2.29%	6.98%	10.87%
	L	37.98%	-2.44%	6.83%	10.72%
	A	29.82%	-4.60%	5.31%	9.81%
	N	36.43%	-3.01%	6.26%	10.16%

Western Asset Management Company/	S	9.07%	9.11%	7.51%	7.70%
MM Strategic Balanced Fund	Y	9.02%	9.06%	7.46%	7.65%
	L	8.87%	8.91%	7.31%	7.50%
	A	2.37%	6.54%	5.80%	6.62%
	N	7.32%	8.36%	6.76%	6.95%

Wellington Management Company, LLP/	S	30.02%	1.43%	6.67%	12.16%
MM Fundamental Value Fund	Y	29.98%	1.39%	6.63%	12.12%
	L	29.83%	1.24%	6.48%	11.96%
	A	22.13%	-0.99%	4.97%	11.05%
	N	28.28%	0.68%	5.92%	11.41%

Davis Selected Advisers, L.P./	S	32.16%	-1.01%	4.74%	13.10%
MM Large Cap Value Fund	Y	32.07%	-1.10%	4.65%	13.01%
	L	31.92%	-1.25%	4.49%	12.86%
	A	24.10%	-3.40%	3.03%	11.94%
	N	30.35%	-1.82%	3.93%	12.30%

–  91  –

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

Fidelity Management & Research Company/	S	24.61%	-7.99%	-2.84%	9.20%
MM Blue Chip Growth Fund	Y	24.48%	-8.06%	-2.93%	9.09%
	L	24.36%	-8.12%	-3.02%	8.99%
	A	16.96%	-10.54%	-4.72%	7.83%
	N	22.80%	-8.42%	-3.41%	8.52%

Alliance Capital Management L.P./	S	23.74%	-11.10%	-5.24%	10.04%
MM Large Cap Growth Fund	Y	23.70%	-11.14%	-5.28%	10.00%
	L	23.55%	-11.30%	-5.43%	9.84%
	A	16.21%	-13.28%	-6.80%	8.94%
	N	22.00%	-11.86%	-6.00%	9.27%

Massachusetts Financial Services Company/	S	23.82%	-12.82%	-3.07%	10.17%
MM Growth Equity Fund	Y	23.76%	-12.88%	-3.13%	10.11%
	L	23.61%	-13.04%	-3.28%	9.95%
	A	16.26%	-14.98%	-4.68%	9.03%
	N	22.05%	-13.60%	-3.86%	9.38%

Sands Capital Management, Inc./	S	35.84%	-6.33%	-0.30%	14.82%
MM Aggressive Growth Fund	Y	35.74%	-6.44%	-0.40%	14.72%
	L	35.59%	-6.59%	-0.56%	14.56%
	A	27.56%	-8.67%	-1.99%	13.63%
	N	34.03%	-7.17%	-1.14%	13.98%

Harris Associates L.P./	S	41.32%	16.52%	14.39%	16.52%
MM Focused Value Fund	Y	41.22%	16.42%	14.29%	16.42%
	L	41.07%	16.27%	14.14%	16.27%
	A	32.73%	13.74%	12.54%	15.32%
	N	39.51%	15.70%	13.58%	15.71%

Clover Capital Management, Inc./	S	45.71%	13.52%	15.97%	N/A
MM Small Company Value Fund	Y	45.67%	13.48%	15.93%	N/A
	L	45.52%	13.32%	15.77%	N/A
	A	36.92%	10.85%	14.16%	N/A
	N	43.97%	12.75%	15.21%	N/A

T. Rowe Price Associates, Inc./	S	23.79%	11.01%	11.67%	N/A
MM Small Company Value Fund	Y	23.75%	10.97%	11.63%	N/A
	L	23.60%	10.82%	11.48%	N/A
	A	16.26%	8.41%	9.92%	N/A
	N	22.05%	10.27%	10.93%	N/A

Navellier & Associates, Inc./	S	32.83%	-7.50%	12.79%	N/A
MM Mid Cap Growth Equity Fund	Y	32.76%	-7.57%	12.72%	N/A
	L	32.61%	-7.72%	12.56%	N/A
	A	24.75%	-9.78%	10.97%	N/A
	N	31.06%	-8.29%	11.97%	N/A

T. Rowe Price Associates, Inc./	S	37.35%	2.34%	7.36%	13.80%
(Brian Berghuis’ approach)	Y	37.26%	2.23%	7.26%	13.70%
MM Mid Cap Growth Equity II Fund	L	37.11%	2.09%	7.11%	13.56%
	A	28.99%	-0.82%	4.85%	11.80%
	N	35.55%	1.52%	6.55%	13.00%

T. Rowe Price Associates, Inc./	S	36.70%	-2.70%	8.47%	12.91%
(Donald Peters’ approach)	Y	36.59%	-2.82%	8.35%	12.80%
MM Mid Cap Growth Equity II Fund	L	36.46%	-2.95%	8.22%	12.66%
	A	28.38%	-5.10%	6.69%	11.74%
	N	34.91%	-3.52%	7.65%	12.10%

–  92  –

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

Waddell & Reed Investment Management Company/	S	38.95%	1.41%	13.04%	20.26%
MM Small Cap Growth Equity Fund	Y	38.81%	1.27%	12.89%	20.12%
	L	38.66%	1.11%	12.73%	19.96%
	A	30.45%	-1.19%	11.09%	18.96%
	N	37.11%	0.55%	12.15%	19.39%

Wellington Management Company, LLP/	S	56.22%	7.95%	18.14%	N/A
(Kenneth Abrams’ approach)	Y	56.08%	7.80%	18.00%	N/A
MM Small Cap Growth Equity Fund	L	55.93%	7.64%	17.84%	N/A
	A	46.73%	5.28%	16.19%	N/A
	N	54.38%	7.06%	17.27%	N/A

Wellington Management Company, LLP/	S	56.68%	-2.63%	6.78%	N/A
(Steven Angeli’s approach)	Y	56.54%	-2.78%	6.63%	N/A
MM Small Cap Growth Equity Fund	L	56.39%	-2.94%	6.47%	N/A
	A	47.17%	-5.10%	4.95%	N/A
	N	54.84%	-3.52%	5.88%	N/A

MTB Investment Advisors, Inc./	S	53.66%	1.31%	19.42%	N/A
MM Small Company Growth Fund	Y	53.62%	1.27%	19.38%	N/A
	L	53.47%	1.11%	19.22%	N/A
	A	44.41%	-1.12%	17.54%	N/A
	N	51.92%	0.54%	18.61%	N/A

Mazama Capital Management, Inc./	S	75.71%	4.70%	10.61%	13.62%
MM Small Company Growth Fund	Y	75.67%	4.66%	10.57%	13.58%
	L	75.52%	4.50%	10.41%	13.42%
	A	65.20%	2.18%	8.85%	12.49%
	N	73.97%	3.89%	9.82%	12.85%

RS Investment Management, L.P./	S	47.94%	-12.98%	6.56%	13.21%
MM Emerging Growth Fund	Y	47.84%	-13.09%	6.45%	13.10%
	L	47.68%	-13.25%	6.27%	12.94%
	A	38.95%	-15.16%	4.76%	11.98%
	N	46.14%	-13.84%	5.64%	12.34%

American Century Investment Management, Inc./	S	25.44%	-9.82%	0.49%	6.18%
MM Overseas Fund	Y	25.39%	-9.87%	0.44%	6.13%
	L	25.24%	-10.03%	0.28%	5.97%
	A	17.80%	-12.04%	-1.16%	5.09%
	N	23.69%	-10.59%	-0.29%	5.41%

Harris Associates L.P./	S	37.83%	6.15%	13.47%	8.84%
MM Overseas Fund	Y	37.78%	6.10%	13.42%	8.78%
	L	37.63%	5.95%	13.26%	8.63%
	A	29.48%	3.63%	11.68%	7.74%
	N	36.08%	5.39%	12.71%	8.08%

–  93  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.00	***††	0.01	***	0.03	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.00	††	0.00	††	0.00	††	(0.00	)††	(0.00	)††

Total income from investment operations	0.00		0.01		0.03		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.00	)††	(0.01)		(0.03)		(0.06)		(0.04)
From net realized gains	(0.00	)††	-		-		-		-

Total distributions	(0.00)		(0.01)		(0.03)		(0.06)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	0.20%		0.92%		3.62%		5.84%		4.59%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,968		$90,331		$90,121		$29,149		$3,548
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%		0.95%		0.96%		0.95%		1.04%
After expense waiver#	0.94%		N/A		N/A		N/A		N/A
Net investment income to average daily net assets	0.21%		0.92%		3.28%		5.95%		4.89%

	Class L
	Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†		Period ended 12/31/99+†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$0.99		$1.00

Income (loss) from investment operations:
Net investment income	0.00	***††	0.01	***	0.04	***	0.07	***	0.04	***
Net realized and unrealized gain (loss) on investments	0.00	††	0.00	††	0.00	††	(0.00	)††	(0.01)

Total income from investment operations	0.00		0.01		0.04		0.07		0.03

Less distributions to shareholders:
From net investment income	(0.00	)††	(0.01)		(0.04)		(0.06)		(0.04)
From net realized gains	(0.00	)††	-		-		-		-

Total distributions	(0.00)		(0.01)		(0.04)		(0.06)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$0.99

Total Return(a)	0.44%		1.19%		3.88%		6.07%		3.34%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,400		$66,906		$53,151		$24,010		$9,842
Net expenses to average daily net assets	0.70%		0.70%		0.71%		0.70%		0.76%	*
Net investment income to average daily net assets	0.44%		1.17%		3.58%		6.25%		6.11%	*

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  94  –

MONEY MARKET FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00	$1.00		$0.99		$0.98

Income (loss) from investment operations:
Net investment income	0.01	***	0.01 ***	0.04	***	0.06	***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00	††	0.01	0.00	††	(0.00	)††	(0.01)

Total income from investment operations	0.01		0.02	0.04		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)
From net realized gains	(0.00	)††	-	-		-		-

Total distributions	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$0.99

Total Return(a)	0.59%		1.33%	4.04%		6.25%		5.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$90,362		$107,089	$84,481		$62,858		$33,392
Net expenses to average daily net assets	0.55%		0.55%	0.56%		0.55%		0.57%
Net investment income to average daily net assets	0.59%		1.31%	3.87%		6.15%		5.60%

	Class S
	Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00	$1.00		$0.99		$0.98

Income (loss) from investment operations:
Net investment income	0.01	***	0.01 ***	0.04	***	0.06	***	0.05 ***
Net realized and unrealized gain (loss) on investments	0.00	††	0.01	0.00	††	(0.00	)††	(0.00)††

Total income from investment operations	0.01		0.02	0.04		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)
From net realized gains	(0.00	)††	-	-		-		-

Total distributions	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$0.99

Total Return(a)	0.69%		1.42%	4.14%		6.37%		5.10%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$269,275		$332,076	$392,587		$389,011		$316,805
Net expenses to average daily net assets	0.45%		0.45%	0.45%		0.45%		0.48%
Net investment income to average daily net assets	0.70%		1.43%	4.03%		6.22%		5.06%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  95  –

SHORT-DURATION BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.34	$10.03	$9.98	$9.98	$10.31

Income (loss) from investment operations:
Net investment income	0.34 ***	0.40 ***	0.49 ***	0.63 ***	0.50 ***
Net realized and unrealized gain (loss) on investments	(0.01)	0.32	0.10	(0.03)	(0.24)

Total income from investment operations	0.33	0.72	0.59	0.60	0.26

Less distributions to shareholders:
From net investment income	(0.40)	(0.41)	(0.54)	(0.60)	(0.58)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.40)	(0.41)	(0.54)	(0.60)	(0.59)

Net asset value, end of period	$10.27	$10.34	$10.03	$9.98	$9.98

Total Return(a)	3.22%	7.19%	5.94%	6.04%	2.51%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$43,144	$21,199	$11,473	$5,359	$134
Net expenses to average daily net assets	0.99%	0.99%	0.99%	0.99%	1.05%
Net investment income to average daily net assets	3.20%	3.88%	4.67%	6.08%	4.81%
Portfolio turnover rate	41%	19%	24%	55%	59%

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$10.32	$10.01	$9.95	$9.92	$10.42

Income (loss) from investment operations:
Net investment income	0.36 ***	0.43 ***	0.51 ***	0.63 ***	0.38 ***
Net realized and unrealized gain (loss) on investments	0.01	0.32	0.10	(0.00)†	(0.23)

Total income from investment operations	0.37	0.75	0.61	0.63	0.15

Less distributions to shareholders:
From net investment income	(0.42)	(0.44)	(0.55)	(0.60)	(0.64)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.42)	(0.44)	(0.55)	(0.60)	(0.65)

Net asset value, end of period	$10.27	$10.32	$10.01	$9.95	$9.92

Total Return(a)	3.55%	7.47%	6.16%	6.37%	1.48% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,757	$139,555	$77,789	$45,694	$1,524
Net expenses to average daily net assets	0.74%	0.74%	0.74%	0.74%	0.75% *
Net investment income to average daily net assets	3.46%	4.13%	4.96%	6.14%	5.39% *
Portfolio turnover rate	41%	19%	24%	55%	59% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net realized and unrealized loss on investments is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  96  –

SHORT-DURATION BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.37	$10.05	$9.99	$9.96	$10.31

Income (loss) from investment operations:
Net investment income	0.38 ***	0.44 ***	0.53 ***	0.65 ***	0.57 ***
Net realized and unrealized gain (loss) on investments	(0.02)	0.34	0.10	(0.01)	(0.27)

Total income from investment operations	0.36	0.78	0.63	0.64	0.30

Less distributions to shareholders:
From net investment income	(0.43)	(0.46)	(0.57)	(0.61)	(0.64)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.43)	(0.46)	(0.57)	(0.61)	(0.65)

Net asset value, end of period	$10.30	$10.37	$10.05	$9.99	$9.96

Total Return(a)	3.50%	7.73%	6.35%	6.44%	3.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,458	$42,750	$14,733	$6,644	$1,808
Net expenses to average daily net assets	0.59%	0.59%	0.59%	0.58%	0.61%
Net investment income to average daily net assets	3.60%	4.24%	5.08%	6.26%	5.45%
Portfolio turnover rate	41%	19%	24%	55%	59%

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.41	$10.08	$10.01	$9.97	$10.30

Income (loss) from investment operations:
Net investment income	0.39 ***	0.45 ***	0.54 ***	0.63 ***	0.56 ***
Net realized and unrealized gain (loss) on investments	(0.01)	0.33	0.10	0.02	(0.24)

Total income from investment operations	0.38	0.78	0.64	0.65	0.32

Less distributions to shareholders:
From net investment income	(0.43)	(0.45)	(0.57)	(0.61)	(0.64)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.43)	(0.45)	(0.57)	(0.61)	(0.65)

Net asset value, end of period	$10.36	$10.41	$10.08	$10.01	$9.97

Total Return(a)	3.68%	7.75%	6.42%	6.48%	3.10%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$127,246	$146,276	$161,988	$182,669	$211,137
Net expenses to average daily net assets	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income to average daily net assets	3.67%	4.38%	5.19%	6.15%	5.34%
Portfolio turnover rate	41%	19%	24%	55%	59%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  97  –

SHORT-DURATION BOND FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.30		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.00	)†	(0.01)

Total income (loss) from investment operations	0.31		(0.01)

Less distributions to shareholders:
From net investment income	(0.36)		-

Net asset value, end of period	$10.25		$10.30

Total Return(a)	2.98%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$104		$101
Net expenses to average daily net assets	1.29%		-	‡
Net investment income to average daily net assets	2.92%		-	‡
Portfolio turnover rate	41%		19%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

–  98  –

CORE BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.18	$10.76	$10.65	$10.12	$11.06

Income (loss) from investment operations:
Net investment income	0.36 ***	0.48 ***	0.56 ***	0.65 ***	0.62 ***
Net realized and unrealized gain (loss) on investments	0.17	0.42	0.21	0.42	(0.89)

Total income (loss) from investment operations	0.53	0.90	0.77	1.07	(0.27)

Less distributions to shareholders:
From net investment income	(0.63)	(0.45)	(0.57)	(0.54)	(0.66)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.78)	(0.48)	(0.66)	(0.54)	(0.67)

Net asset value, end of period	$10.93	$11.18	$10.76	$10.65	$10.12

Total Return(a)	4.78%	8.28%	7.32%	10.62%	(2.43)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$204,591	$156,727	$61,179	$13,435	$576
Net expenses to average daily net assets	1.04%	1.04%	1.05%	1.04%	1.07%
Net investment income to average daily net assets	3.17%	4.34%	5.03%	6.02%	5.70%
Portfolio turnover rate	146%	187%	68%	39%	61%

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$11.22	$10.79	$10.66	$10.11	$10.97

Income (loss) from investment operations:
Net investment income	0.39 ***	0.52 ***	0.60 ***	0.66 ***	0.44 ***
Net realized and unrealized gain (loss) on investments	0.18	0.40	0.21	0.44	(0.61)

Total income (loss) from investment operations	0.57	0.92	0.81	1.10	(0.17)

Less distributions to shareholders:
From net investment income	(0.66)	(0.46)	(0.59)	(0.55)	(0.68)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.81)	(0.49)	(0.68)	(0.55)	(0.69)

Net asset value, end of period	$10.98	$11.22	$10.79	$10.66	$10.11

Total Return(a)	5.09%	8.49%	7.62%	10.85%	(1.52)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$348,158	$289,553	$174,896	$66,686	$2,361
Net expenses to average daily net assets	0.79%	0.79%	0.80%	0.79%	0.80% *
Net investment income to average daily net assets	3.42%	4.62%	5.32%	6.21%	6.11% *
Portfolio turnover rate	146%	187%	68%	39%	61% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  99  –

CORE BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.25	$10.82	$10.68	$10.12	$11.06

Income (loss) from investment operations:
Net investment income	0.41 ***	0.54 ***	0.62 ***	0.68 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	0.17	0.40	0.21	0.43	(0.92)

Total income (loss) from investment operations	0.58	0.94	0.83	1.11	(0.24)

Less distributions to shareholders:
From net investment income	(0.67)	(0.48)	(0.60)	(0.55)	(0.69)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.82)	(0.51)	(0.69)	(0.55)	(0.70)

Net asset value, end of period	$11.01	$11.25	$10.82	$10.68	$10.12

Total Return(a)	5.23%	8.61%	7.84%	11.01%	(2.16)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153,913	$172,997	$108,395	$49,579	$19,471
Net expenses to average daily net assets	0.64%	0.64%	0.65%	0.64%	0.65%
Net investment income to average daily net assets	3.58%	4.79%	5.49%	6.37%	6.29%
Portfolio turnover rate	146%	187%	68%	39%	61%

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.29	$10.85	$10.70	$10.14	$11.06

Income (loss) from investment operations:
Net investment income	0.42 ***	0.54 ***	0.63 ***	0.68 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	0.18	0.41	0.21	0.43	(0.89)

Total income (loss) from investment operations	0.60	0.95	0.84	1.11	(0.23)

Less distributions to shareholders:
From net investment income	(0.68)	(0.48)	(0.60)	(0.55)	(0.68)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.83)	(0.51)	(0.69)	(0.55)	(0.69)

Net asset value, end of period	$11.06	$11.29	$10.85	$10.70	$10.14

Total Return(a)	5.32%	8.71%	7.92%	10.99%	(2.08)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$814,837	$1,252,515	$887,641	$758,554	$594,002
Net expenses to average daily net assets	0.59%	0.59%	0.60%	0.59%	0.57%
Net investment income to average daily net assets	3.62%	4.83%	5.61%	6.38%	6.07%
Portfolio turnover rate	146%	187%	68%	39%	61%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  100  –

CORE BOND FUND

	Class N
	Year ended 12/31/03	Period ended 12/31/02+
Net asset value, beginning of period	$11.15	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.34 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.16	(0.01)

Total income (loss) from investment operations	0.50	(0.01)

Less distributions to shareholders:
From net investment income	(0.66)	-
From net realized gains	(0.15)	-

Total distributions	(0.81)	-

Net asset value, end of period	$10.84	$11.15

Total Return(a)	4.51% (b)	-%	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,215	$101
Net expenses to average daily net assets	1.36%	-	‡
Net investment income to average daily net assets	2.94%	-	‡
Portfolio turnover rate	146%	187%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  101  –

DIVERSIFIED BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.04	$9.69	$9.57	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.44 ***	0.46 ***	0.57 ***	0.62	***	0.39	***
Net realized and unrealized gain (loss) on investments	0.36	0.29	0.08	0.02		(0.44)

Total income (loss) from investment operations	0.80	0.75	0.65	0.64		(0.05)

Less distributions to shareholders:
From net investment income	(0.18)	(0.40)	(0.53)	(0.63)		(0.39)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.21)	(0.40)	(0.53)	(0.63)		(0.39)

Net asset value, end of period	$10.63	$10.04	$9.69	$9.57		$9.56

Total Return(a)	7.95%	7.78%	6.69%	6.81%		(0.54)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,221	$18,401	$4,094	$312		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.16%	1.11%	1.12%		1.19%	*
After expense waiver#	N/A	1.15%	1.09%	1.11%		N/A
Net investment income to average daily net assets	4.17%	4.61%	5.70%	6.27%		5.92%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.10	$9.66	$9.57	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.43 ***	0.51 ***	0.58 ***	0.64	***	0.41	***
Net realized and unrealized gain (loss) on investments	0.35	0.33	0.07	0.03		(0.45)

Total income (loss) from investment operations	0.78	0.84	0.65	0.67		(0.04)

Less distributions to shareholders:
From net investment income	(0.29)	(0.40)	(0.56)	(0.66)		(0.40)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.40)	(0.56)	(0.66)		(0.40)

Net asset value, end of period	$10.56	$10.10	$9.66	$9.57		$9.56

Total Return(a)	8.36%	8.09%	6.87%	6.99%		(0.38)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,281	$632	$4,026	$283		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%	0.90%	0.86%	0.88%		0.94%	*
After expense waiver#	N/A	0.90%	0.84%	0.88%		N/A
Net investment income to average daily net assets	3.99%	5.17%	5.75%	6.53%		6.17%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  102  –

DIVERSIFIED BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.07	$9.70	$9.58	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.47 ***	0.50 ***	0.61 ***	0.65	***	0.42	***
Net realized and unrealized gain (loss) on investments	0.39	0.30	0.06	0.02		(0.45)

Total income (loss) from investment operations	0.86	0.80	0.67	0.67		(0.03)

Less distributions to shareholders:
From net investment income	(0.29)	(0.43)	(0.55)	(0.65)		(0.41)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.43)	(0.55)	(0.65)		(0.41)

Net asset value, end of period	$10.61	$10.07	$9.70	$9.58		$9.56

Total Return(a)	8.41%	8.30%	6.96%	7.15%		(0.26)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,975	$3,979	$313	$231		$146
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	0.75%	0.71%	0.73%		0.80%	*
After expense waiver#	N/A	0.74%	0.69%	0.72%		N/A
Net investment income to average daily net assets	4.44%	4.99%	6.10%	6.64%		6.35%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.10	$9.71	$9.59	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.48 ***	0.53 ***	0.61 ***	0.66	***	0.42	***
Net realized and unrealized gain (loss) on investments	0.38	0.29	0.07	0.03		(0.44)

Total income (loss) from investment operations	0.86	0.82	0.68	0.69		(0.02)

Less distributions to shareholders:
From net investment income	(0.29)	(0.43)	(0.56)	(0.66)		(0.42)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.43)	(0.56)	(0.66)		(0.42)

Net asset value, end of period	$10.64	$10.10	$9.71	$9.59		$9.56

Total Return(a)	8.48%	8.41%	7.11%	7.19%		(0.25)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$74,735	$39,147	$29,054	$26,790		$24,975
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	0.70%	0.66%	0.69%		0.74%	*
After expense waiver#	N/A	0.70%	0.64%	0.68%		N/A
Net investment income to average daily net assets	4.57%	5.31%	6.13%	6.71%		6.33%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  103  –

DIVERSIFIED BOND FUND

	Class N
	Year ended 12/31/03	Period ended 12/31/02++
Net asset value, beginning of period	$10.02	$10.03

Income (loss) from investment operations:
Net investment income	0.40 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.37	(0.01)

Total income (loss) from investment operations	0.77	(0.01)

Less distributions to shareholders:
From net investment income	(0.21)	-
From net realized gains	(0.03)	-

Total distributions	(0.24)	-

Net asset value, end of period	$10.55	$10.02

Total Return(a)	7.65% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111	$101
Net expenses to average daily net assets	1.44%	-	‡
Net investment income to average daily net assets	3.86%	-	‡
Portfolio turnover rate	105%	76%

***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excluded contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  104  –

BALANCED FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.66	$8.93	$9.81	$13.21	$14.20

Income (loss) from investment operations:
Net investment income	0.14 ***	0.17 ***	0.20 ***	0.35 ***	0.40 ***
Net realized and unrealized gain (loss) on investments	1.20	(1.24)	(0.84)	(0.41)	(0.70)

Total income (loss) from investment operations	1.34	(1.07)	(0.64)	(0.06)	(0.30)

Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.24)	(0.49)	(0.47)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.16)	(0.20)	(0.24)	(3.34)	(0.69)

Net asset value, end of period	$8.84	$7.66	$8.93	$9.81	$13.21

Total Return(a)	17.52%	(11.98)%	(6.51)%	(0.58)%	(2.17)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,287	$5,490	$7,168	$4,095	$573
Net expenses to average daily net assets	1.16%	1.16%	1.16%	1.15%	1.15%
Net investment income to average daily net assets	1.70%	2.08%	2.20%	2.64%	2.87%
Portfolio turnover rate	95%	94%	85%	100%	19%

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$7.71	$8.98	$9.85	$13.22	$14.62

Income (loss) from investment operations:
Net investment income	0.16 ***	0.20 ***	0.23 ***	0.39 ***	0.47	***
Net realized and unrealized gain (loss) on investments	1.21	(1.25)	(0.85)	(0.42)	(1.15)

Total income (loss) from investment operations	1.37	(1.05)	(0.62)	(0.03)	(0.68)

Less distributions to shareholders:
From net investment income	(0.17)	(0.22)	(0.25)	(0.49)	(0.50)
Tax return of capital	-	-	-	-	(0.00	)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.17)	(0.22)	(0.25)	(3.34)	(0.72)

Net asset value, end of period	$8.91	$7.71	$8.98	$9.85	$13.22

Total Return(a)	17.77%	(11.67)%	(6.31)%	(0.35)%	(4.69)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,393	$3,280	$3,976	$4,721	$173
Net expenses to average daily net assets	0.91%	0.91%	0.91%	0.90%	0.89%	*
Net investment income to average daily net assets	1.97%	2.33%	2.47%	2.97%	4.97%	*
Portfolio turnover rate	95%	94%	85%	100%	19%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  105  –

BALANCED FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.94	$9.25	$10.14	$13.24	$14.20

Income (loss) from investment operations:
Net investment income	0.18 ***	0.21 ***	0.25 ***	0.42 ***	0.46 ***
Net realized and unrealized gain (loss) on investments	1.25	(1.29)	(0.88)	(0.44)	(0.71)

Total income (loss) from investment operations	1.43	(1.08)	(0.63)	(0.02)	(0.25)

Less distributions to shareholders:
From net investment income	(0.19)	(0.23)	(0.26)	(0.23)	(0.49)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.19)	(0.23)	(0.26)	(3.08)	(0.71)

Net asset value, end of period	$9.18	$7.94	$9.25	$10.14	$13.24

Total Return(a)	18.02%	(11.64)%	(6.19)%	(0.22)%	(1.77)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,138	$2,438	$3,087	$3,587	$59,381
Net expenses to average daily net assets	0.76%	0.76%	0.76%	0.74%	0.75%
Net investment income to average daily net assets	2.09%	2.48%	2.62%	3.20%	3.23%
Portfolio turnover rate	95%	94%	85%	100%	19%

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.72	$9.00	$9.88	$13.25	$14.20

Income (loss) from investment operations:
Net investment income	0.19 ***	0.22 ***	0.26 ***	0.43 ***	0.48 ***
Net realized and unrealized gain (loss) on investments	1.22	(1.25)	(0.86)	(0.41)	(0.70)

Total income (loss) from investment operations	1.41	(1.03)	(0.60)	0.02	(0.22)

Less distributions to shareholders:
From net investment income	(0.20)	(0.25)	(0.28)	(0.54)	(0.51)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.20)	(0.25)	(0.28)	(3.39)	(0.73)

Net asset value, end of period	$8.93	$7.72	$9.00	$9.88	$13.25

Total Return(a)	18.30%	(11.47)%	(6.07)%	0.00%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$277,665	$261,137	$350,187	$432,619	$655,478
Net expenses to average daily net assets	0.60%	0.60%	0.60%	0.59%	0.57%
Net investment income to average daily net assets	2.26%	2.64%	2.78%	3.28%	3.36%
Portfolio turnover rate	95%	94%	85%	100%	19%

***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  106  –

BALANCED FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.63		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.19		(0.00	)†

Total income (loss) from investment operations	1.31		(0.00)

Less distributions to shareholders:
From net investment income	(0.17)		-

Net asset value, end of period	$8.77		$7.63

Total Return(a)	17.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$523		$101
Net expenses to average daily net assets	1.47%		-	‡
Net investment income to average daily net assets	1.38%		-	‡
Portfolio turnover rate	95%		94%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  107  –

CORE VALUE EQUITY FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.00	$8.75	$12.73	$16.31	$18.40

Income (loss) from investment operations:
Net investment income	0.09 ***	0.06 ***	0.06 ***	0.09 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	1.78	(1.70)	(1.94)	0.28	(0.75)

Total income (loss) from investment operations	1.87	(1.64)	(1.88)	0.37	(0.58)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.09)	(0.19)	(0.28)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.10)	(3.95)	(1.51)

Net asset value, end of period	$8.76	$7.00	$8.75	$12.73	$16.31

Total Return(a)	26.95%	(18.76)%	(14.88)%	2.42%	(3.13)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22,209	$15,722	$21,649	$12,084	$1,841
Net expenses to average daily net assets	1.09%	1.09%	1.10%	1.09%	1.10%
Net investment income to average daily net assets	1.23%	0.76%	0.54%	0.56%	0.92%
Portfolio turnover rate	64%	62%	99%	69%	10%

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$7.07	$8.82	$12.80	$16.35	$19.36

Income (loss) from investment operations:
Net investment income	0.11 ***	0.08 ***	0.09 ***	0.13 ***	0.20 ***
Net realized and unrealized gain (loss) on investments	1.80	(1.72)	(1.96)	0.29	(1.68)

Total income (loss) from investment operations	1.91	(1.64)	(1.87)	0.42	(1.48)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.10)	(0.21)	(0.30)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.11)	(3.97)	(1.53)

Net asset value, end of period	$8.87	$7.07	$8.82	$12.80	$16.35

Total Return(a)	27.26%	(18.61)%	(14.71)%	2.74%	(7.63)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$79,611	$56,616	$51,480	$41,293	$2,380
Net expenses to average daily net assets	0.84%	0.84%	0.85%	0.84%	0.84% *
Net investment income to average daily net assets	1.48%	1.04%	0.77%	0.82%	1.68% *
Portfolio turnover rate	64%	62%	99%	69%	10% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per shares amount calculated on the average shares method.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  108  –

CORE VALUE EQUITY FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.10	$8.84	$12.82	$16.35	$18.39

Income (loss) from investment operations:
Net investment income	0.12 ***	0.09 ***	0.10 ***	0.18 ***	0.23 ***
Net realized and unrealized gain (loss) on investments	1.82	(1.72)	(1.96)	0.26	(0.73)

Total income (loss) from investment operations	1.94	(1.63)	(1.86)	0.44	(0.50)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.11)	(0.21)	(0.31)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.12)	(3.97)	(1.54)

Net asset value, end of period	$8.93	$7.10	$8.84	$12.82	$16.35

Total Return(a)	27.57%	(18.46)%	(14.59)%	2.85%	(2.71)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,850	$8,755	$14,066	$19,340	$20,262
Net expenses to average daily net assets	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	1.58%	1.14%	0.92%	1.16%	1.26%
Portfolio turnover rate	64%	62%	99%	69%	10%

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.13	$8.87	$12.85	$16.38	$18.39

Income (loss) from investment operations:
Net investment income	0.13 ***	0.10 ***	0.11 ***	0.20 ***	0.27 ***
Net realized and unrealized gain (loss) on investments	1.82	(1.73)	(1.96)	0.26	(0.75)

Total income (loss) from investment operations	1.95	(1.63)	(1.85)	0.46	(0.48)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.12)	(0.23)	(0.30)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.13)	(3.99)	(1.53)

Net asset value, end of period	$8.97	$7.13	$8.87	$12.85	$16.38

Total Return(a)	27.61%	(18.39)%	(14.45)%	2.94%	(2.60)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$793,699	$833,038	$1,421,467	$2,068,557	$2,854,390
Net expenses to average daily net assets	0.59%	0.59%	0.59%	0.59%	0.57%
Net investment income to average daily net assets	1.71%	1.23%	1.01%	1.28%	1.45%
Portfolio turnover rate	64%	62%	99%	69%	10%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  109  –

CORE VALUE EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$6.97		$6.96

Income (loss) from investment operations:
Net investment income	0.07	***	0.00	***†
Net realized and unrealized gain on investments	1.76		0.01

Total income from investment operations	1.83		0.01

Less distributions to shareholders:
From net investment income	(0.11)		-

Net asset value, end of period	$8.69		$6.97

Total Return(a)	26.51%	(b)	-	‡
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386		$101
Net expenses to average daily net assets	1.40%		-	‡
Net investment income to average daily net assets	0.93%		-	‡
Portfolio turnover rate	64%		62%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  110  –

FUNDAMENTAL VALUE FUND

	Class A				Class L
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.79		$10.00	$10.00	$7.81		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.10	***	0.08 ***	-	0.13	***	0.10 ***	-
Net realized and unrealized gain (loss) on investments	2.19		(2.25)	-	2.18		(2.24)	-

Total income (loss) from investment operations	2.29		(2.17)	-	2.31		(2.14)	-

Less distributions to shareholders:
From net investment income	(0.07)		(0.04)	-	(0.09)		(0.05)	-

Net asset value, end of period	$10.01		$7.79	$10.00	$10.03		$7.81	$10.00

Total Return(a)	29.43%		(21.67)%	-	29.56%		(21.40)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$129,552		$37,973	$1	$133,178		$44,235	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%		1.27%	-	0.99%		1.02%	-
After expense waiver#	1.22%	(b)	1.20% (b)	-	0.97%	(b)	0.95% (b)	-
Net investment income to average daily net assets	1.18%		1.00%	-	1.44%		1.24%	-
Portfolio turnover rate	28%		38%	N/A	28%		38%	N/A

	Class Y				Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.80		$10.00	$10.00	$7.81		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.14	***	0.12 ***	-	0.14	***	0.12 ***	-
Net realized and unrealized gain (loss) on investments	2.19		(2.26)	-	2.20		(2.25)	-

Total income (loss) from investment operations	2.33		(2.14)	-	2.34		(2.13)	-

Less distributions to shareholders:
From net investment income	(0.10)		(0.06)	-	(0.10)		(0.06)	-

Net asset value, end of period	$10.03		$7.80	$10.00	$10.05		$7.81	$10.00

Total Return(a)	29.82%		(21.41)%	-	29.97%		(21.35)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$82,989		$40,511	$1	$228,535		$101,228	$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%		0.87%	-	0.80%		0.83%	-
After expense waiver#	0.82%	(b)	0.81% (b)	-	0.78%	(b)	0.77% (b)	-
Net investment income to average daily net assets	1.60%		1.44%	-	1.63%		1.36%	-
Portfolio turnover rate	28%		38%	N/A	28%		38%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  111  –

FUNDAMENTAL VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.76		$7.76

Income (loss) from investment operations:
Net investment income (loss)	0.08	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	2.17		(0.00	)†

Total income (loss) from investment operations	2.25		(0.00)

Less distributions to shareholders:
From net investment income	(0.07)		-

Net asset value, end of period	$9.94		$7.76

Total Return(a)	29.03%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,968		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%		-	‡
After expense waiver	1.52%	(b)	-	‡
Net investment income to average daily net assets	0.83%		-	‡
Portfolio turnover rate	28%		38%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  112  –

VALUE EQUITY FUND

	Class A					Class L
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.66		$9.34	$10.00		$7.67		$9.34	$10.00

Income (loss) from investment operations:
Net investment income	0.08	***	0.07 ***	0.04	***	0.10	***	0.09 ***	0.05	***
Net realized and unrealized gain (loss) on investments	1.91		(1.68)	(0.67)		1.92		(1.67)	(0.67)

Total income (loss) from investment operations	1.99		(1.61)	(0.63)		2.02		(1.58)	(0.62)

Less distributions to shareholders:
From net investment income	(0.10)		(0.07)	(0.03)		(0.12)		(0.09)	(0.04)

Net asset value, end of period	$9.55		$7.66	$9.34		$9.57		$7.67	$9.34

Total Return(a)	25.96%		(17.28)%	(6.29)%	**	26.34%		(16.97)%	(6.21)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,341		$15,852	$8,881		$6,313		$4,727	$2,658
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.30%	1.29%	*	1.04%		1.05%	1.05%	*
After expense waiver#	1.27%	(b)	1.29%	1.29%	*	1.02%	(b)	1.04%	1.04%	*
Net investment income to average daily net assets	0.99%		0.79%	0.65%	*	1.24%		1.07%	0.87%	*
Portfolio turnover rate	66%		105%	62%	**	66%		105%	62%	**

	Class Y					Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.68		$9.35	$10.00		$7.68		$9.35	$10.00

Income (loss) from investment operations:
Net investment income	0.12	***	0.10 ***	0.06	***	0.12	***	0.10 ***	0.07	***
Net realized and unrealized gain (loss) on investments	1.91		(1.67)	(0.67)		1.92		(1.68)	(0.68)

Total income (loss) from investment operations	2.03		(1.57)	(0.61)		2.04		(1.58)	(0.61)

Less distributions to shareholders:
From net investment income	(0.12)		(0.10)	(0.04)		(0.13)		(0.09)	(0.04)

Net asset value, end of period	$9.59		$7.68	$9.35		$9.59		$7.68	$9.35

Total Return(a)	26.40%		(16.87)%	(6.12)%	**	26.63%		(16.83)%	(6.09)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,378		$7,543	$5,977		$67,536		$60,499	$51,604
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.90%	0.90%	*	0.84%		0.85%	0.87%	*
After expense waiver#	0.86%	(b)	0.89%	0.90%	*	0.82%	(b)	0.84%	0.86%	*
Net investment income to average daily net assets	1.42%		1.18%	0.93%	*	1.45%		1.22%	1.05%	*
Portfolio turnover rate	66%		105%	62%	**	66%		105%	62%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  113  –

VALUE EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.63		$7.62

Income (loss) from investment operations:
Net investment income	0.06	***	0.00	***†
Net realized and unrealized gain on investments	1.90		0.01

Total income from investment operations	1.96		0.01

Less distributions to shareholders:
From net investment income	(0.03)		-

Net asset value, end of period	$9.56		$7.63

Total Return(a)	25.73%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$315		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%		-	‡
After expense waiver	1.56%	(c)	-	‡
Net investment income to average daily net assets	0.70%		-	‡
Portfolio turnover rate	66%		105%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $ 0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.
(c)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  114  –

LARGE CAP VALUE FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.24		$8.74	$9.92	$10.00

Income (loss) from investment operations:
Net investment income	0.04	***	0.02 ***	0.01 ***	0.03
Net realized and unrealized gain (loss) on investments	2.10		(1.49)	(1.18)	(0.06)

Total income (loss) from investment operations	2.14		(1.47)	(1.17)	(0.03)

Less distributions to shareholders:
From net investment income	(0.03)		(0.03)	(0.01)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.03)		(0.03)	(0.01)	(0.05)

Net asset value, end of period	$9.35		$7.24	$8.74	$9.92

Total Return(a)	29.61%		(16.86)%	(11.75)%	(0.36)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153,918		$92,001	$73,431	$15,926
Net expenses to average daily net assets	1.25%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%		1.24%	1.25%	1.25% *
After expense waiver#	1.24%	(b)	1.23% (b)	1.24%	N/A
Net investment income to average daily net assets	0.45%		0.29%	0.12%	0.53% *
Portfolio turnover rate	7%		25%	20%	11% **

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.26		$8.76	$9.93	$10.00

Income (loss) from investment operations:
Net investment income	0.06	***	0.04 ***	0.03 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	2.10		(1.50)	(1.17)	(0.07)

Total income (loss) from investment operations	2.16		(1.46)	(1.14)	(0.02)

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)	(0.03)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.05)		(0.04)	(0.03)	(0.05)

Net asset value, end of period	$9.37		$7.26	$8.76	$9.93

Total Return(a)	29.79%		(16.64)%	(11.47)%	(0.26)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$207,025		$114,417	$105,322	$44,167
Net expenses to average daily net assets	1.00%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%		1.00%	1.00%	1.00% *
After expense waiver#	0.99%	(b)	0.98% (b)	0.99%	N/A
Net investment income to average daily net assets	0.70%		0.53%	0.37%	0.72% *
Portfolio turnover rate	7%		25%	20%	11% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  115  –

LARGE CAP VALUE FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.27		$8.77	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.07	***	0.05 ***	0.05 ***	0.06	***
Net realized and unrealized gain (loss) on investments	2.11		(1.50)	(1.18)	(0.07)

Total income (loss) from investment operations	2.18		(1.45)	(1.13)	(0.01)

Less distributions to shareholders:
From net investment income	(0.06)		(0.05)	(0.04)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.06)		(0.05)	(0.04)	(0.05)

Net asset value, end of period	$9.39		$7.27	$8.77	$9.94

Total Return(a)	30.04%		(16.52)%	(11.34)%	(0.08)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,751		$39,762	$52,286	$10,076
Net expenses to average daily net assets	0.85%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%		0.84%	0.85%	0.84%	*
After expense waiver#	0.84%	(b)	0.83% (b)	0.84%	N/A
Net investment income to average daily net assets	0.85%		0.66%	0.52%	0.93%	*
Portfolio turnover rate	7%		25%	20%	11%	**

	Class S						Class N
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+		Year ended 12/31/03		Year ended 12/31/02++
Net asset value, beginning of period	$7.27		$8.78	$9.94	$10.00		$7.21		$7.19

Income (loss) from investment operations:
Net investment income	0.08	***	0.06 ***	0.06 ***	0.06	***	0.03	***	0.00	***†
Net realized and unrealized gain (loss) on investments	2.12		(1.51)	(1.17)	(0.07)		2.07		0.02

Total income (loss) from investment operations	2.20		(1.45)	(1.11)	(0.01)		2.10		0.02

Less distributions to shareholders:
From net investment income	(0.07)		(0.06)	(0.05)	(0.04)		(0.06)		-
From net realized gains	-		-	-	(0.01)		-		-

Total distributions	(0.07)		(0.06)	(0.05)	(0.05)		(0.06)		-

Net asset value, end of period	$9.40		$7.27	$8.78	$9.94		$9.25		$7.21

Total Return(a)	30.24%		(16.53)%	(11.20)%	(0.08)%	**	29.18%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$339,287		$233,510	$277,873	$225,913		$2,891		$101
Net expenses to average daily net assets	0.76%		0.00%	0.00%	0.00%		1.57%		-
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		0.75%	0.76%	0.76%	*	1.57%		-	‡
After expense waiver#	0.75%	(b)	0.74% (b)	0.75%	N/A		1.56%	(b)	-	‡
Net investment income to average daily net assets	0.94%		0.76%	0.62%	0.91%	*	0.33%		-	‡
Portfolio turnover rate	7%		25%	20%	11%	**	7%		25%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  116  –

INDEXED EQUITY FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.09	$10.55	$12.17	$13.81	$11.81		$10.00

Income (loss) from investment operations:
Net investment income	0.08 ***	0.07 ***	0.06 ***	0.05 ***	0.07	***	0.06 ***
Net realized and unrealized gain (loss) on investments	2.14	(2.47)	(1.60)	(1.40)	2.18		1.78

Total income (loss) from investment operations	2.22	(2.40)	(1.54)	(1.35)	2.25		1.84

Less distributions to shareholders:
From net investment income	(0.08)	(0.06)	(0.08)	(0.10)	(0.10)		(0.03)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.08)	(0.06)	(0.08)	(0.29)	(0.25)		(0.03)

Net asset value, end of period	$10.23	$8.09	$10.55	$12.17	$13.81		$11.81

Total Return(a)	27.49%	(22.74)%	(12.69)%	(9.88)%	19.14%	**	18.40%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$160,470	$70,695	$81,682	$41,829	$2,066		$118
Net expenses to average daily net assets	0.85%	0.85%	0.86%	0.84%	0.85%	*	1.09%
Net investment income to average daily net assets	0.94%	0.78%	0.52%	0.41%	0.59%	*	0.57%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.11	$10.58	$12.18	$13.80	$13.11

Income (loss) from investment operations:
Net investment income	0.11 ***	0.10 ***	0.08 ***	0.09 ***	0.06	***
Net realized and unrealized gain (loss) on investments	2.15	(2.48)	(1.60)	(1.41)	0.90

Total income (loss) from investment operations	2.26	(2.38)	(1.52)	(1.32)	0.96

Less distributions to shareholders:
From net investment income	(0.11)	(0.09)	(0.08)	(0.11)	(0.12)
From net realized gains	-	-	-	(0.19)	(0.15)

Total distributions	(0.11)	(0.09)	(0.08)	(0.30)	(0.27)

Net asset value, end of period	$10.26	$8.11	$10.58	$12.18	$13.80

Total Return(a)	27.88%	(22.53)%	(12.46)%	(9.61)%	7.38%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$176,247	$54,756	$40,420	$28,623	$1,772
Net expenses to average daily net assets	0.60%	0.60%	0.60%	0.59%	0.60%	*
Net investment income to average daily net assets	1.21%	1.05%	0.75%	0.64%	0.90%	*
Portfolio turnover rate	2%	5%	4%	10%	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from July 1, 1999 (commencement of operations) through December 31, 1999.
++	For the period from March 1, 1999 through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  117  –

INDEXED EQUITY FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.12	$10.60	$12.21	$13.81	$11.79		$10.00

Income (loss) from investment operations:
Net investment income	0.12 ***	0.11 ***	0.10 ***	0.11 ***	0.11	***	0.12 ***
Net realized and unrealized gain (loss) on investments	2.16	(2.49)	(1.61)	(1.41)	2.18		1.78

Total income (loss) from investment operations	2.28	(2.38)	(1.51)	(1.30)	2.29		1.90

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.10)	(0.11)	(0.12)		(0.11)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.11)	(0.10)	(0.10)	(0.30)	(0.27)		(0.11)

Net asset value, end of period	$10.29	$8.12	$10.60	$12.21	$13.81		$11.79

Total Return(a)	28.10%	(22.47)%	(12.37)%	(9.46)%	19.46%	**	18.98%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$299,713	$198,240	$172,244	$115,648	$46,253		$859
Net expenses to average daily net assets	0.45%	0.45%	0.45%	0.44%	0.44%	*	0.52%
Net investment income to average daily net assets	1.34%	1.18%	0.90%	0.80%	1.01%	*	1.09%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.19	$10.68	$12.29	$13.88	$11.82		$10.00

Income (loss) from investment operations:
Net investment income	0.12 ***	0.11 ***	0.11 ***	0.11 ***	0.12	***	0.13 ***
Net realized and unrealized gain (loss) on investments	2.18	(2.50)	(1.62)	(1.42)	2.19		1.78

Total income (loss) from investment operations	2.30	(2.39)	(1.51)	(1.31)	2.31		1.91

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.10)	(0.09)	(0.10)		(0.09)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.11)	(0.10)	(0.10)	(0.28)	(0.25)		(0.09)

Net asset value, end of period	$10.38	$8.19	$10.68	$12.29	$13.88		$11.82

Total Return(a)	28.10%	(22.41)%	(12.33)%	(9.47)%	19.61%	**	19.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$710,691	$567,426	$642,799	$761,008	$813,419		$426,687
Net expenses to average daily net assets	0.42%	0.42%	0.42%	0.42%	0.42%	*	0.43%
Net investment income to average daily net assets	1.37%	1.20%	0.92%	0.83%	1.06%	*	1.23%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
++	For the period from March 1, 1999 through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  118  –

INDEXED EQUITY FUND

	Class Z					Class N
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02++
Net asset value, beginning of period	$8.19		$10.68	$11.66		$8.05		$8.05

Income (loss) from investment operations:
Net investment income	0.15	***	0.13 ***	0.09	***	0.06	***	0.00	†
Net realized and unrealized gain (loss) on investments	2.17		(2.50)	(0.95)		2.14		(0.00	)†

Total income (loss) from investment operations	2.32		(2.37)	(0.86)		2.20		0.00

Less distributions to shareholders:
From net investment income	(0.13)		(0.12)	(0.12)		(0.10)		-

Net asset value, end of period	$10.38		$8.19	$10.68		$10.15		$8.05

Total Return(a)	28.39%		(22.23)%	(7.33)%	**	27.34%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$42,906		$16,821	$95		$2,487		$101
Net expenses to average daily net assets	0.21%		0.20%	0.21%	*	1.15%	**	-	‡
Net investment income to average daily net assets	1.59%		1.42%	1.20%	*	0.64%	**	-	‡
Portfolio turnover rate	2%		5%	4%	**	2%		5%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  119  –

BLUE CHIP GROWTH FUND

	Class A						Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.72		$9.07		$10.00		$6.76		$9.09		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.02	)***	0.01	***	(0.00	)***†	(0.01	)***

Net realized and unrealized gain (loss) on investments	1.63		(2.34)		(0.91)		1.63		(2.33)		(0.90)

Total income (loss) from investment operations	1.62		(2.35)		(0.93)		1.64		(2.33)		(0.91)

Less distributions to shareholders:
From net investment income	(0.01)		(0.00	)††	-		(0.01)		-		-

Net asset value, end of period	$8.33		$6.72		$9.07		$8.39		$6.76		$9.09

Total Return(a)	24.09%		(25.91)%		(9.30)%	**	24.25%		(25.63)%		(9.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,955		$4,914		$1,006		$302,292		$217,427		$314,290
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%		1.38%		1.39%	*	1.13%		1.13%		1.14%	*
After expense waiver#	1.38%	(b)	1.38%		1.39%	*	1.12%	(b)	1.13%		1.14%	*
Net investment income (loss) to average daily net assets	(0.13)%		(0.20)%		(0.39)%	*	0.14%		(0.05)%		(0.18)%	*
Portfolio turnover rate	23%		30%		27%	**	23%		30%		27%	**

	Class Y						Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.77		$9.10		$10.00		$6.78		$9.10		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01	***	(0.00	)***†	0.03	***	0.02	***	0.00	***†

Net realized and unrealized gain (loss) on investments	1.62		(2.34)		(0.90)		1.64		(2.33)		(0.90)

Total income (loss) from investment operations	1.64		(2.33)		(0.90)		1.67		(2.31)		(0.90)

Less distributions to shareholders:
From net investment income	(0.02)		(0.00	)††	-		(0.03)		(0.01)		-

Net asset value, end of period	$8.39		$6.77		$9.10		$8.42		$6.78		$9.10

Total Return(a)	24.26%		(25.56)%		(9.00)%	**	24.58%		(25.43)%		(9.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,626		$827		$617		$91,674		$72,210		$113,011
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%		1.01%		1.02%	*	0.88%		0.88%		0.89%	*
After expense waiver#	1.01%	(b)	1.01%		1.01%	*	0.87%	(b)	0.88%		0.89%	*

Net investment income (loss) to average daily net assets	0.26%		0.12%		(0.02)%	*	0.39%		0.20%		0.07%	*
Portfolio turnover rate	23%		30%		27%	**	23%		30%		27%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) is less than $0.01 per share.
††	Distributions from net investment income is less than $0.01 per share.
+	For the period from June 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  120  –

BLUE CHIP GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.69		$6.69

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.61		(0.00	)†

Total income from investment operations	1.58		0.00

Less distributions to shareholders:
From net investment income	(0.00	)††	-

Net asset value, end of period	$8.27		$6.69

Total Return(a)	23.64%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,493		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%		-	‡
After expense waiver#	1.69%	(b)	-	‡
Net investment loss to average daily net assets	(0.45)%		-	‡
Portfolio turnover rate	23%		30%

***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and net realized and unrealized loss on investments are less than $0.01 per share.
††	Distributions from net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  121  –

LARGE CAP GROWTH FUND

	Class A					Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.97		$10.00		$10.00	$6.99		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.04	)***	-	(0.01	)***	(0.01	)***	-
Net realized and unrealized gain (loss) on investments	1.54		(2.99)		-	1.54		(3.00)		-

Total income (loss) from investment operations	1.51		(3.03)		-	1.53		(3.01)		-

Net asset value, end of period	$8.48		$6.97		$10.00	$8.52		$6.99		$10.00

Total Return(a)	21.66%		(30.30)%		-	21.89%		(30.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,374		$826		$1	$7,628		$3,883		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.40%		-	1.09%		1.15%		-
After expense waiver#	1.25%	(b)	1.22%	(b)	-	1.00%	(b)	0.98%	(b)	-
Net investment loss to average daily net assets	(0.34)%		(0.48)%		-	(0.08)%		(0.20)%		-
Portfolio turnover rate	47%		56%		-	47%		56%		-

	Class Y					Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.00		$10.00		$10.00	$7.01		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***	-	0.01	***	(0.00	)***†	-
Net realized and unrealized gain (loss) on investments	1.53		(2.99)		-	1.54		(2.99)		-

Total income (loss) from investment operations	1.54		(3.00)		-	1.55		(2.99)		-

Less distributions to shareholders:
From net investment income	(0.01)		-		-	(0.01)		-		-

Net asset value, end of period	$8.53		$7.00		$10.00	$8.55		$7.01		$10.00

Total Return(a)	22.04%		(30.00)%		-	22.05%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,697		$78		$1	$33,787		$28,029		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%		1.00%		-	0.90%		0.96%		-
After expense waiver#	0.86%	(b)	0.82%	(b)	-	0.81%	(b)	0.77%	(b)	-
Net investment income (loss) to average daily net assets	0.08%		(0.11)%		-	0.11%		(0.05)%		-
Portfolio turnover rate	47%		56%		-	47%		56%		-

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  122  –

LARGE CAP GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.94		$6.95

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.00	)*** †
Net realized and unrealized gain (loss) on investments	1.53		(0.01)

Total income (loss) from investment operations	1.48		(0.01)

Net asset value, end of period	$8.42		$6.94

Total Return(a)	21.33%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$125		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%		-	‡
After expense waiver#	1.55%	(b)	-	‡
Net investment loss to average daily net assets	(0.63)%		-	‡
Portfolio turnover rate	47%		56%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  123  –

GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.04		$8.39		$11.24		$12.90		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.03	)***	(0.03	)***	(0.05	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.38		(2.32)		(2.82)		(0.70)		2.98

Total income (loss) from investment operations	1.36		(2.35)		(2.85)		(0.75)		2.93

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.40		$6.04		$8.39		$11.24		$12.90

Total Return(a)	22.52%		(28.01)%		(25.36)%		(6.01)%		29.27%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$206,097		$79,267		$75,186		$44,905		$2,379
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%		1.26%		1.27%		1.29%		1.50%	*
After expense waivers#	1.18%	(b)	1.22%	(b)	1.24%		1.25%		N/A
Net investment loss to average daily net assets	(0.31)%		(0.41)%		(0.36)%		(0.35)%		(0.68)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.10		$8.45		$11.29		$12.93		$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)***††	(0.01	)***	(0.01	)***	(0.01	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.39		(2.34)		(2.83)		(0.72)		2.99

Total income (loss) from investment operations	1.39		(2.35)		(2.84)		(0.73)		2.96

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.49		$6.10		$8.45		$11.29		$12.93

Total Return(a)	22.79%		(27.81)%		(25.15)%		(5.84)%		29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$201,623		$99,882		$112,901		$69,163		$8,912
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%		1.01%		1.02%		1.04%		1.25%	*
After expense waiver#	0.92%	(b)	0.97%	(b)	0.99%		1.00%		N/A
Net investment loss to average daily net assets	(0.05)%		(0.17)%		(0.11)%		(0.11)%		(0.41)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
††	Net investment loss is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  124  –

GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.12		$8.47		$11.31		$12.93		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)***††	0.00	***††	0.00	***††	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.41		(2.35)		(2.84)		(0.71)		2.98

Total income (loss) from investment operations	1.42		(2.35)		(2.84)		(0.71)		2.96

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.54		$6.12		$8.47		$11.31		$12.93

Total Return(a)	23.20%		(27.75)%		(25.11)%		(5.69)%		29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$101,937		$70,469		$81,552		$49,165		$34,170
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%		0.86%		0.87%		0.89%		1.12%	*
After expense waiver#	0.77%	(b)	0.82%	(b)	0.84%		0.87%		N/A
Net investment income (loss) to average daily net assets	0.10%		(0.03)%		0.04%		0.01%		(0.26)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.14		$8.49		$11.32		$12.93		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.00	***††	0.01	***	0.01	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.41		(2.35)		(2.84)		(0.71)		2.97

Total income (loss) from investment operations	1.42		(2.35)		(2.83)		(0.70)		2.96

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.56		$6.14		$8.49		$11.32		$12.93

Total Return(a)	23.13%		(27.68)%		(25.00)%		(5.61)%		29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$217,508		$130,165		$174,610		$165,480		$62,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%		0.81%		0.83%		0.97%	*
After expense waiver#	0.71%	(b)	0.76%	(b)	0.78%		0.80%		N/A
Net investment income (loss) to average daily net assets	0.16%		0.04%		0.10%		0.07%		(0.10)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
††	Net investment income (loss) and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent sales charges and would be lower for the periods presented if they reflected these charges.

–  125  –

GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.01		$6.01

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	0.00	***††
Net realized and unrealized gain (loss) on investments	1.38		(0.00	)††

Total income from investment operations	1.33		0.00

Net asset value, end of period	$7.34		$6.01

Total Return(a)	22.13%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,661		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%		-	‡
After expense waiver#	1.52%	(b)	-	‡
Net investment loss to average daily net assets	(0.65)%		-	‡
Portfolio turnover rate	260%		224%

***	Per share amount calculated on the average shares method.
††	Net investment income (loss) and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent sales charges and would be lower for the periods presented if they reflected these charges.

–  126  –

AGGRESSIVE GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.80		$5.28		$7.75		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.02	)***	(0.02	)***	0.01	***
Net realized and unrealized gain (loss) on investments	1.18		(1.46)		(2.45)		(2.24)

Total income (loss) from investment operations	1.16		(1.48)		(2.47)		(2.23)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$4.96		$3.80		$5.28		$7.75

Total Return(a)	30.53%		(28.03)%		(31.87)%		(22.32)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,012		$37,203		$34,747		$32,257
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%		1.37%		1.36%		1.35%	*
After expense waiver#	1.33%	(c)	1.34%	(c)	1.35%		N/A
Net investment income (loss) to average daily net assets	(0.56)%		(0.56)%		(0.33)%		0.14%	*
Portfolio turnover rate	93%		112%		112%		48%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.82		$5.31		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	1.20		(1.48)		(2.46)		(2.24)

Total income (loss) from investment operations	1.19		(1.49)		(2.46)		(2.21)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$5.01		$3.82		$5.31		$7.77

Total Return(a)	31.15%		(28.06)%		(31.66)%		(22.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,120		$31,012		$27,980		$21,017
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.12%		1.11%		1.12%	*
After expense waiver#	1.08%	(c)	1.09%	(c)	1.10%		N/A
Net investment income (loss) to average daily net assets	(0.32)%		(0.31)%		(0.08)%		0.43%	*
Portfolio turnover rate	93%		112%		112%		48%	**
*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  127  –

AGGRESSIVE GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.83		$5.31		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	1.21		(1.47)		(2.46)		(2.24)

Total income (loss) from investment operations	1.20		(1.48)		(2.46)		(2.21)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$5.03		$3.83		$5.31		$7.77

Total Return(a)	31.33%		(27.87)%		(31.66)%		(22.06)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17,333		$10,145		$12,095		$2,295
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.97%		0.96%		0.95%	*
After expense waiver#	0.93%	(c)	0.94%	(c)	0.94%		N/A
Net investment income (loss) to average daily net assets	(0.16)%		(0.16)%		(0.02)%		0.52%	*
Portfolio turnover rate	93%		112%		112%		48%	**

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.84		$5.32		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	0.01	***	0.04	***
Net realized and unrealized gain (loss) on investments	1.21		(1.47)		(2.46)		(2.24)

Total income (loss) from investment operations	1.21		(1.48)		(2.45)		(2.20)

Less distributions to shareholders:
From net investment income	-		-		-		(0.03)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.03)

Net asset value, end of period	$5.05		$3.84		$5.32		$7.77

Total Return(a)	31.51%		(27.82)%		(31.53)%		(22.05)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108,281		$46,026		$76,724		$75,412
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.87%		0.86%		0.87%	*
After expense waiver#	0.83%	(c)	0.84%	(c)	0.85%		N/A
Net investment income (loss) to average daily net assets	(0.06)%		(0.07)%		0.17%		0.70%	*
Portfolio turnover rate	93%		112%		112%		48%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and net realized and unrealized loss on investments are less than $0.01 per share.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  128  –

AGGRESSIVE GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$3.77		$3.77

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.19		(0.00	)†

Total income from investment operations	1.15		0.00

Net asset value, end of period	$4.92		$3.77

Total Return(a)	30.50%	(d)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$636		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.68%		-	‡
After expense waiver#	1.64%	(c)	-	‡
Net investment loss to average daily net assets	(0.91)%		-	‡
Portfolio turnover rate	93%		112%

***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and net realized and unrealized loss on investments are less than $0.01 per share.
‡	Amounts are de minimis due to the short period of operations.
++	Class N commenced operations on December 31, 2002.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  129  –

OTC 100 FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.53		$4.08		$6.08		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.03	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.24		(1.52)		(1.96)		(3.87)

Total income (loss) from investment operations	1.21		(1.55)		(2.00)		(3.92)

Net asset value, end of period	$3.74		$2.53		$4.08		$6.08

Total Return(a)	47.83%		(37.99)%		(33.00)%		(39.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,349		$11,644		$12,472		$4,411
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%		1.18%		1.11%		1.11%	*
After expense waiver#	1.12%		1.04%		1.07%		N/A
Net investment loss to average daily net assets	(0.86)%		(0.90)%		(0.90)%		(0.91)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.54		$4.10		$6.09		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.02	)***	(0.03	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	1.25		(1.54)		(1.96)		(3.87)

Total income (loss) from investment operations	1.23		(1.56)		(1.99)		(3.91)

Net asset value, end of period	$3.77		$2.54		$4.10		$6.09

Total Return(a)	48.43%		(38.05)%		(32.68)%		(39.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,508		$6,389		$8,225		$2,360
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%		0.93%		0.86%		0.86%	*
After expense waiver#	0.87%		0.79%		0.82%		N/A
Net investment loss to average daily net assets	(0.61)%		(0.65)%		(0.65)%		(0.65)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  130  –

OTC 100 FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.54		$4.11		$6.10		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.26		(1.56)		(1.97)		(3.87)

Total income (loss) from investment operations	1.25		(1.57)		(1.99)		(3.90)

Net asset value, end of period	$3.79		$2.54		$4.11		$6.10

Total Return(a)	48.63%		(37.96)%		(32.62)%		(39.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,827		$998		$350		$121
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		0.78%		0.71%		0.80%	*
After expense waiver#	0.73%		0.64%		0.67%		N/A
Net investment loss to average daily net assets	(0.45)%		(0.50)%		(0.50)%		(0.54)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

	Class S								Class N
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$2.56		$4.12		$6.10		$10.00		$2.52		$2.53

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	(0.02	)***	(0.02	)***	(0.04	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.26		(1.55)		(1.96)		(3.88)		1.23		(0.01)

Total income (loss) from investment operations	1.25		(1.56)		(1.98)		(3.90)		1.19		(0.01)

Net asset value, end of period	$3.81		$2.56		$4.12		$6.10		$3.71		$2.52

Total Return(a)	48.83%		(37.71)%		(32.62)%		(39.00)%	**	47.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,424		$7,211		$19,602		$20,466		$150		$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.67%		0.68%		0.62%		0.69%	*	1.46%		-	‡
After expense waiver#	0.63%		0.54%		0.58%		N/A		1.42%		-	‡
Net investment loss to average daily net assets	(0.36)%		(0.41)%		(0.39)%		(0.39)%	*	(1.15)%		-	‡
Portfolio turnover rate	66%		65%		45%		30%	**	66%		65%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  131  –

FOCUSED VALUE FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$11.94		$13.41		$10.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.04	)***	(0.04	)***	0.02	***
Net realized and unrealized gain (loss) on investments	5.45		(1.33)		3.30		0.52

Total income (loss) from investment operations	5.39		(1.37)		3.26		0.54

Less distributions to shareholders:
From net investment income	(0.00)		-		(0.00	)†	(0.03)
From net realized gains	(0.41)		(0.10)		(0.36)		-

Total distributions	(0.41)		(0.10)		(0.36)		(0.03)

Net asset value, end of period	$16.92		$11.94		$13.41		$10.51

Total Return(a)	45.13%		(10.18)%		31.08%		5.41%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$158,981		$54,319		$24,562		$753
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%		1.30%		1.29%		1.31%	*
After expense waiver#	1.29%	(b)	1.30%	(b)	1.29%		N/A
Net investment income (loss) to average daily net assets	(0.40)%		(0.33)%		(0.30)%		0.33%	*
Portfolio turnover rate	31%		78%		53%		22%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$12.00		$13.45		$10.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	0.00	***†	0.04	***
Net realized and unrealized gain (loss) on investments	5.48		(1.34)		3.31		0.51

Total income (loss) from investment operations	5.46		(1.35)		3.31		0.55

Less distributions to shareholders:
From net investment income	(0.00	)†	-		(0.01)		(0.04)
From net realized gains	(0.41)		(0.10)		(0.36)		-

Total distributions	(0.41)		(0.10)		(0.37)		(0.04)

Net asset value, end of period	$17.05		$12.00		$13.45		$10.51

Total Return(a)	45.49%		(10.00)%		31.50%		5.48%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$114,730		$39,942		$25,594		$5,432
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%		1.05%		1.04%		1.05%	*
After expense waiver#	1.04%	(b)	1.05%	(b)	1.04%		N/A
Net investment income (loss) to average daily net assets	(0.16)%		(0.11)%		0.00%	††	0.59%	*
Portfolio turnover rate	31%		78%		53%		22%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and distributions from net investment income are less than $0.01 per share.
††	The ratio of net investment income to average daily net assets is less than 0.01%.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

–  132  –

FOCUSED VALUE FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$12.03		$13.46	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.03 ***	0.02 ***	0.05	***
Net realized and unrealized gain (loss) on investments	5.50		(1.36)	3.30	0.52

Total income (loss) from investment operations	5.50		(1.33)	3.32	0.57

Less distributions to shareholders:
From net investment income	(0.00	)†	-	(0.02)	(0.05)
From net realized gains	(0.41)		(0.10)	(0.36)	-

Total distributions	(0.41)		(0.10)	(0.38)	(0.05)

Net asset value, end of period	$17.12		$12.03	$13.46	$10.52

Total Return(a)	45.71%		(9.85)%	31.60%	5.66%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,549		$45,302	$10,137	$502
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%		0.90%	0.89%	0.91%	*
After expense waiver#	0.89%	(b)	0.90% (b)	0.89%	N/A
Net investment income (loss) to average daily net assets	(0.01)%		0.24%	0.14%	0.75%	*
Portfolio turnover rate	31%		78%	53%	22%	**

	Class S						Class N
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$12.06		$13.48	$10.53	$10.00		$11.90		$11.77

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02 ***	0.03 ***	0.06	***	(0.11	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	5.53		(1.34)	3.31	0.52		5.43		0.13

Total income (loss) from investment operations	5.54		(1.32)	3.34	0.58		5.32		0.13

Less distributions to shareholders:
From net investment income	(0.00	)†	-	(0.03)	(0.05)		(0.00	)†	-
From net realized gains	(0.41)		(0.10)	(0.36)	-		-		-
Tax return of capital	-		-	-	-		(0.41)		-

Total distributions	(0.41)		(0.10)	(0.39)	(0.05)		(0.41)		-

Net asset value, end of period	$17.19		$12.06	$13.48	$10.53		$16.81		$11.90

Total Return(a)	45.94%		(9.76)%	31.70%	5.77%	**	44.70%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$293,759		$114,178	$110,092	$53,628		$904		$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%	0.79%	0.83%	*	1.61%		-	‡
After expense waiver#	0.79%	(b)	0.80% (b)	0.79%	N/A		1.60%	(b)	-	‡
Net investment income to average daily net assets	0.09%		0.13%	0.28%	0.95%	*	(0.70)%		-	‡
Portfolio turnover rate	31%		78%	53%	22%	**	31%		78%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and distributions from net investment income are less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  133  –

SMALL COMPANY VALUE FUND

	Class A			Class L
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.66	$10.00	$10.00	$8.65	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.02 ***	0.05 ***	-	0.05 ***	0.08 ***	-
Net realized and unrealized gain (loss) on investments	3.31	(1.37)	-	3.31	(1.39)	-

Total income (loss) from investment operations	3.33	(1.32)	-	3.36	(1.31)	-

Less distributions to shareholders:
From net investment income	(0.01)	(0.02)	-	(0.03)	(0.04)	-
From net realized gains	(0.02)	-	-	(0.02)	-	-

Total distributions	(0.03)	(0.02)	-	(0.05)	(0.04)	-

Net asset value, end of period	$11.96	$8.66	$10.00	$11.96	$8.65	$10.00

Total Return(a)	38.66%	(13.27)%	-	38.92%	(13.10)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,754	$8,602	$1	$37,776	$3,252	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%	1.64%	-	1.26%	1.39%	-
After expense waiver#	1.41% (b)	1.37% (b)	-	1.17% (b)	1.11% (b)	-
Net investment income to average daily net assets	0.17%	0.52%	-	0.45%	0.86%	-
Portfolio turnover rate	58%	69%	N/A	58%	69%	N/A

	Class Y			Class S
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.66	$10.00	$10.00	$8.67	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.06 ***	0.11 ***	-	0.06 ***	0.07 ***	-
Net realized and unrealized gain (loss) on investments	3.33	(1.40)	-	3.35	(1.36)	-

Total income (loss) from investment operations	3.39	(1.29)	-	3.41	(1.29)	-

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	-	(0.04)	(0.04)	-
From net realized gains	(0.02)	-	-	(0.02)	-	-

Total distributions	(0.06)	(0.05)	-	(0.06)	(0.04)	-

Net asset value, end of period	$11.99	$8.66	$10.00	$12.02	$8.67	$10.00

Total Return(a)	39.16%	(12.92)%	-	39.37%	(12.92)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$46,409	$19,708	$1	$80,661	$44,356	$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.24%	-	1.07%	1.20%	-
After expense waiver#	1.01% (b)	0.92% (b)	-	0.97% (b)	0.96% (b)	-
Net investment income to average daily net assets	0.58%	1.32%	-	0.58%	0.76%	-
Portfolio turnover rate	58%	69%	N/A	58%	69%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  134  –

SMALL COMPANY VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$8.63		$8.59

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†
Net realized and unrealized gain on investments	3.30		0.04

Total income from investment operations	3.29		0.04

Less distributions to shareholders:
From net investment income	(0.00	)††	-
From net realized gains	(0.02)		-

Total distributions	(0.02)		-

Net asset value, end of period	$11.90		$8.63

Total Return(a)	38.20%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$564		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%		-	‡
After expense waiver#	1.72%	(b)	-	‡
Net investment loss to average daily net assets	(0.08)%		-	‡
Portfolio turnover rate	58%		69%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
††	Distributions from net investment income are less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  135  –

SMALL CAP EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.15		$12.62		$13.36		$13.56	$14.07

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	(0.00	)***†	0.01 ***	0.07 ***
Net realized and unrealized gain (loss) on investments	3.20		(1.68)		0.42		1.82	(0.13)

Total income (loss) from investment operations	3.18		(1.69)		0.42		1.83	(0.06)

Less distributions to shareholders:
From net investment income	-		-		(0.01)		(0.08)	(0.09)
From net realized gains	-		(0.78)		(1.15)		(1.95)	(0.36)

Total distributions	-		(0.78)		(1.16)		(2.03)	(0.45)

Net asset value, end of period	$13.33		$10.15		$12.62		$13.36	$13.56

Total Return(a)	31.43%		(13.30)%		3.12%		13.68%	(0.36)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,585		$9,079		$8,361		$4,093	$262
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%		1.19%		1.19%		1.19%	1.22%
After expense waiver	1.19%	(b)	1.19%	(b)	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	(0.21)%		(0.13)%		(0.01)%		0.07%	0.49%
Portfolio turnover rate	26%		49%		91%		61%	34%

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$10.18		$12.65		$13.38		$13.55	$13.66

Income (loss) from investment operations:
Net investment income	0.00	***†	0.01	***	0.03	***	0.05 ***	0.08 ***
Net realized and unrealized gain (loss) on investments	3.23		(1.68)		0.43		1.82	0.32

Total income (loss) from investment operations	3.23		(1.67)		0.46		1.87	0.40

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)		(0.04)		(0.09)	(0.15)
Tax return of capital	-		(0.00	)†	-		-	-
From net realized gains	-		(0.78)		(1.15)		(1.95)	(0.36)

Total distributions	(0.01)		(0.80)		(1.19)		(2.04)	(0.51)

Net asset value, end of period	$13.40		$10.18		$12.65		$13.38	$13.55

Total Return(a)	31.73%		(13.07)%		3.38%		13.97%	2.97% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,205		$45,887		$42,174		$22,795	$1,634
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%		0.94%		0.94%		0.94%	0.94% *
After expense waiver	0.94%	(b)	0.94%	(b)	N/A		N/A	N/A
Net investment income to average daily net assets	0.04%		0.12%		0.25%		0.34%	0.83% *
Portfolio turnover rate	26%		49%		91%		61%	34% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  136  –

SMALL CAP EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.19		$12.66	$13.39	$13.56	$14.06

Income (loss) from investment operations:
Net investment income	0.02	***	0.03 ***	0.05 ***	0.08 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	3.22		(1.68)	0.44	1.79	(0.11)

Total income (loss) from investment operations	3.24		(1.65)	0.49	1.87	0.01

Less distributions to shareholders:
From net investment income	(0.02)		(0.04)	(0.07)	(0.09)	(0.15)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		(0.78)	(1.15)	(1.95)	(0.36)

Total distributions	(0.02)		(0.82)	(1.22)	(2.04)	(0.51)

Net asset value, end of period	$13.41		$10.19	$12.66	$13.39	$13.56

Total Return(a)	31.91%		(12.93)%	3.56%	14.02%	0.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,896		$14,820	$15,265	$7,444	$3,990
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%		0.79%	0.79%	0.78%	0.80%
After expense waiver	0.79%	(b)	0.79% (b)	N/A	N/A	N/A
Net investment income to average daily net assets	0.22%		0.27%	0.40%	0.54%	0.86%
Portfolio turnover rate	26%		49%	91%	61%	34%

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.24		$12.71	$13.43	$13.58	$14.06

Income (loss) from investment operations:
Net investment income	0.03	***	0.04 ***	0.07 ***	0.10 ***	0.14 ***
Net realized and unrealized gain (loss) on investments	3.25		(1.68)	0.43	1.80	(0.11)

Total income (loss) from investment operations	3.28		(1.64)	0.50	1.90	0.03

Less distributions to shareholders:
From net investment income	(0.04)		(0.05)	(0.07)	(0.10)	(0.15)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		(0.78)	(1.15)	(1.95)	(0.36)

Total distributions	(0.04)		(0.83)	(1.22)	(2.05)	(0.51)

Net asset value, end of period	$13.48		$10.24	$12.71	$13.43	$13.58

Total Return(a)	31.99%		(12.80)%	3.63%	14.19%	0.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$385,517		$346,390	$547,927	$580,065	$640,600
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%		0.69%	0.69%	0.68%	0.67%
After expense waiver	0.69%	(b)	0.69% (b)	N/A	N/A	N/A
Net investment income to average daily net assets	0.30%		0.37%	0.50%	0.68%	1.03%
Portfolio turnover rate	26%		49%	91%	61%	34%

***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  137  –

SMALL CAP EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.12		$10.02

Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.19		0.10

Total income from investment operations	3.13		0.10

Net asset value, end of period	$13.25		$10.12

Total Return(a)	30.93%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$133		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.49%		-	‡
After expense waiver	1.49%	(b)	-	‡
Net investment loss to average daily net assets	(0.51)%		-	‡
Portfolio turnover rate	26%		49%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  138  –

MID CAP GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.87		$8.18		$11.66		$13.90		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.06	)***	(0.08	)***	(0.13	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	1.82		(2.25)		(3.40)		(0.84)		3.97

Total income (loss) from investment operations	1.77		(2.31)		(3.48)		(0.97)		3.90

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		-		(1.27)		-

Net asset value, end of period	$7.64		$5.87		$8.18		$11.66		$13.90

Total Return(a)	30.15%		(28.24)%		(29.85)%		(7.49)%		39.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,976		$23,351		$27,226		$25,239		$682
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%		1.30%		1.30%		1.33%		1.36%	*
After expense waiver#	1.26%	(b)	1.29%		1.27%		1.28%		N/A
Net investment loss to average daily net assets	(0.78)%		(0.90)%		(0.86)%		(0.91)%		(0.86)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.93		$8.24		$11.72		$13.93		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.05	)***	(0.09	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.84		(2.27)		(3.43)		(0.85)		3.98

Total income (loss) from investment operations	1.80		(2.31)		(3.48)		(0.94)		3.93

Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.00)		(1.27)		-

Net asset value, end of period	$7.73		$5.93		$8.24		$11.72		$13.93

Total Return(a)	30.35%		(28.03)%		(29.68)%		(7.26)%		39.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$35,668		$24,204		$28,351		$27,061		$4,642
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%		1.05%		1.05%		1.08%		1.12%	*
After expense waiver#	1.01%	(b)	1.04%		1.02%		1.03%		N/A
Net investment loss to average daily net assets	(0.54)%		(0.65)%		(0.61)%		(0.65)%		(0.63)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  139  –

MID CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.95		$8.26		$11.75		$13.94		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.03	)***	(0.05	)***	(0.07	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	1.86		(2.28)		(3.44)		(0.85)		3.98

Total income (loss) from investment operations	1.83		(2.31)		(3.49)		(0.92)		3.94

Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.00)		(1.27)		-

Net asset value, end of period	$7.78		$5.95		$8.26		$11.75		$13.94

Total Return(a)	30.76%		(27.97)%		(29.67)%		(7.11)%		39.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$16,202		$9,379		$12,490		$48,079		$41,952
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%		0.90%		0.90%		0.92%		0.98%	*
After expense waiver#	0.86%	(b)	0.89%		0.87%		0.88%		N/A
Net investment loss to average daily net assets	(0.38)%		(0.50)%		(0.49)%		(0.50)%		(0.48)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.96		$8.27		$11.75		$13.94		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.03	)***	(0.04	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.85		(2.28)		(3.43)		(0.86)		3.96

Total income (loss) from investment operations	1.83		(2.31)		(3.47)		(0.92)		3.94

Less distributions to shareholders:
From net investment income	-		-		(0.01)		-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.01)		(1.27)		-

Net asset value, end of period	$7.79		$5.96		$8.27		$11.75		$13.94

Total Return(a)	30.70%		(27.93)%		(29.52)%		(7.11)%		39.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$68,504		$47,443		$81,248		$120,207		$60,279
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%		0.83%		0.83%		0.85%		0.89%	*
After expense waiver#	0.79%	(b)	0.82%		0.80%		0.81%		N/A
Net investment loss to average daily net assets	(0.32)%		(0.43)%		(0.40)%		(0.43)%		(0.32)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

–  140  –

MID CAP GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$5.85		$5.86

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.81		(0.01)

Total income (loss) from investment operations	1.74		(0.01)

Net asset value, end of period	$7.59		$5.85

Total Return(a)	29.74%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$137		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.60%		-	‡
After expense waiver	1.56%	(b)	-	‡
Net investment loss to average daily net assets	(1.09)%		-	‡
Portfolio turnover rate	128%		284%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  141  –

MID CAP GROWTH EQUITY II FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.12		$10.33		$10.48		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09	)***	(0.08	)***	(0.09	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	3.14		(2.13)		(0.06)		0.50

Total income (loss) from investment operations	3.05		(2.21)		(0.15)		0.48

Net asset value, end of period	$11.17		$8.12		$10.33		$10.48

Total Return(a)	37.56%		(21.39)%		(1.43)%		4.80%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$93,526		$30,968		$14,113		$2,861
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%		1.36%		1.35%		1.37%	*
After expense waiver#	1.34%	(b)	1.35%	(b)	1.35%		N/A
Net investment loss to average daily net assets	(0.93)%		(0.96)%		(0.89)%		(0.40)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.17		$10.37		$10.50		$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	3.17		(2.13)		(0.07)		0.52

Total income (loss) from investment operations	3.10		(2.20)		(0.13)		0.50

Net asset value, end of period	$11.27		$8.17		$10.37		$10.50

Total Return(a)	37.94%		(21.22)%		(1.24)%		5.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$225,279		$116,835		$136,206		$126,876
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%		1.11%		1.10%		1.12%	*
After expense waiver#	1.09%	(b)	1.09%	(b)	1.10%		N/A
Net investment loss to average daily net assets	(0.68)%		(0.72)%		(0.59)%		(0.25)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  142  –

MID CAP GROWTH EQUITY II FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.21		$10.40		$10.51		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	(0.05	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	3.18		(2.15)		(0.06)		0.51

Total income (loss) from investment operations	3.13		(2.19)		(0.11)		0.51

Net asset value, end of period	$11.34		$8.21		$10.40		$10.51

Total Return(a)	38.12%		(21.06)%		(1.05)%		5.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,284		$27,835		$622		$267
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%		0.98%		0.95%		0.97%	*
After expense waiver#	0.94%	(b)	0.96%	(b)	0.95%		N/A
Net investment loss to average daily net assets	(0.53)%		(0.51)%		(0.48)%		(0.07)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.22		$10.41		$10.51		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.03	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	3.19		(2.15)		(0.07)		0.51

Total income (loss) from investment operations	3.15		(2.19)		(0.10)		0.51

Net asset value, end of period	$11.37		$8.22		$10.41		$10.51

Total Return(a)	38.32%		(21.04)%		(0.95)%		5.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$125,907		$72,595		$88,921		$90,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%		0.87%		0.86%		0.88%	*
After expense waiver#	0.85%	(b)	0.85%	(b)	0.86%		N/A
Net investment loss to average daily net assets	(0.44)%		(0.48)%		(0.34)%		(0.01)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  143  –

MID CAP GROWTH EQUITY II FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$8.09		$8.05

Income (loss) from investment operations:
Net investment loss	(0.12	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.13		0.04

Total income from investment operations	3.01		0.04

Net asset value, end of period	$11.10		$8.09

Total Return(a)	37.21%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$617		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%		-	‡
After expense waiver#	1.65%	(b)	-	‡
Net investment loss to average daily net assets	(1.22)%		-	‡
Portfolio turnover rate	54%		61%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  144  –

SMALL CAP GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$8.76		$11.79		$13.37		$15.86		$10.00

Income (loss) from investment operations:
Net investment loss	(0.12	)***	(0.11	)***	(0.08	)***	(0.04	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	3.92		(2.92)		(1.50)		(2.08)		6.06

Total income (loss) from investment operations	3.80		(3.03)		(1.58)		(2.12)		6.03

Less distributions to shareholders:
From net investment income	-		-		-		(0.00	)†	-
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.37)		(0.17)

Total distributions	-		-		-		(0.37)		(0.17)

Net asset value, end of period	$12.56		$8.76		$11.79		$13.37		$15.86

Total Return(a)	43.38%		(25.70)%		(11.82)%		(13.82)%		60.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67,686		$35,509		$32,095		$15,854		$1,742
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%		1.51%		1.51%		1.53%		1.79%	*
After expense waiver#	1.49%	(b)	1.50%	(b)	1.49%		1.50%		N/A
Net investment loss to average daily net assets	(1.11)%		(1.08)%		(0.67)%		(0.28)%		(0.39)%	*
Portfolio turnover rate	56%		51%		114%		97%		68%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$8.83		$11.85		$13.41		$15.88		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09	)***	(0.08	)***	(0.05	)***	(0.01	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	3.96		(2.94)		(1.51)		(2.08)		6.06

Total income (loss) from investment operations	3.87		(3.02)		(1.56)		(2.09)		6.05

Less distributions to shareholders:
From net investment income	-		-		-		(0.01)		(0.00	)†
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.37)		(0.17)

Total distributions	-		-		-		(0.38)		(0.17)

Net asset value, end of period	$12.70		$8.83		$11.85		$13.41		$15.88

Total Return(a)	43.83%		(25.49)%		(11.63)%		(13.54)%		60.55%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$85,885		$44,419		$43,839		$21,000		$2,198
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%		1.26%		1.26%		1.28%		1.52%	*
After expense waiver#	1.24%	(b)	1.25%	(b)	1.24%		1.25%		N/A
Net investment loss to average daily net assets	(0.86)%		(0.83)%		(0.40)%		(0.03)%		(0.12)%	*
Portfolio turnover rate	56%		51%		114%		97%		68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  145  –

SMALL CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.87		$11.89		$13.43		$15.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)***	(0.07	)***	(0.03	)***	0.02 ***	0.01	***
Net realized and unrealized gain (loss) on investments	3.98		(2.95)		(1.51)		(2.10)	6.07

Total income (loss) from investment operations	3.90		(3.02)		(1.54)		(2.08)	6.08

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)	(0.01)
Tax return of capital	-		-		-		(0.00)†	-
From net realized gains	-		-		-		(0.37)	(0.17)

Total distributions	-		-		-		(0.39)	(0.18)

Net asset value, end of period	$12.77		$8.87		$11.89		$13.43	$15.90

Total Return(a)	43.97%		(25.40)%		(11.47)%		(13.44)%	60.71%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$87,801		$43,123		$44,759		$35,864	$12,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%		1.11%		1.11%		1.13%	1.31%	*
After expense waiver#	1.09%	(b)	1.10%	(b)	1.09%		1.10%	N/A
Net investment income (loss) to average daily net assets	(0.71)%		(0.68)%		(0.25)%		0.11%	0.14%	*
Portfolio turnover rate	56%		51%		114%		97%	68%	**

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.91		$11.92		$13.45		$15.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.06	)***	(0.01	)***	0.04 ***	0.02	***
Net realized and unrealized gain (loss) on investments	3.99		(2.95)		(1.52)		(2.10)	6.07

Total income (loss) from investment operations	3.93		(3.01)		(1.53)		(2.06)	6.09

Less distributions to shareholders:
From net investment income	-		-		-		(0.03)	(0.01)
Tax return of capital	-		-		-		(0.00)†	-
From net realized gains	-		-		-		(0.37)	(0.17)

Total distributions	-		-		-		(0.40)	(0.18)

Net asset value, end of period	$12.84		$8.91		$11.92		$13.45	$15.91

Total Return(a)	44.11%		(25.25)%		(11.38)%		(13.32)%	60.91%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$243,909		$123,762		$156,565		$147,368	$92,254
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.97%		0.97%		0.99%	1.19%	*
After expense waiver#	0.95%	(b)	0.96%	(b)	0.95%		0.97%	N/A
Net investment income (loss) to average daily net assets	(0.57)%		(0.54)%		(0.09)%		0.26%	0.19%	*
Portfolio turnover rate	56%		51%		114%		97%	68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  146  –

SMALL CAP GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$8.72		$8.68

Income (loss) from investment operations:
Net investment loss	(0.15	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.90		0.04

Total income from investment operations	3.75		0.04

Net asset value, end of period	$12.47		$8.72

Total Return(a)	43.00%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$149		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%		-	‡
After expense waiver	1.79%	(b)	-	‡
Net investment loss to average daily net assets	(1.41)%		-	‡
Portfolio turnover rate	56%		51%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  147  –

SMALL COMPANY GROWTH FUND

	Class A					Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.99		$10.00		$10.00	$7.01		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.10	)***	(0.06	)***	-	(0.07	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	4.30		(2.95)		-	4.32		(2.95)		-

Total income (loss) from investment operations	4.20		(3.01)		-	4.25		(2.99)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-	(0.52)		-		-

Net asset value, end of period	$10.67		$6.99		$10.00	$10.74		$7.01		$10.00

Total Return(a)	60.01%		(30.10)%		-	60.55%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$54,038		$5,038		$1	$35,948		$10,319		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%		1.83%		-	1.33%		1.58%		-
After expense waiver#	1.37%	(b)	1.16%	(b)	-	1.10%	(b)	0.92%	(b)	-
Net investment loss to average daily net assets	(1.00)%		(0.80)%		-	(0.72)%		(0.59)%		-
Portfolio turnover rate	141%		150%		-	141%		150%		-

	Class Y					Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.02		$10.00		$10.00	$7.02		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	-	(0.05	)***	(0.03	)***	-
Net realized and unrealized gain (loss) on investments	4.32		(2.94)		-	4.33		(2.95)		-

Total income (loss) from investment operations	4.27		(2.98)		-	4.28		(2.98)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-	(0.52)		-		-

Net asset value, end of period	$10.77		$7.02		$10.00	$10.78		$7.02		$10.00

Total Return(a)	60.75%		(29.80)%		-	60.66%		(29.70)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,730		$10,545		$1	$30,181		$8,763		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.18%		1.43%		-	1.14%		1.39%		-
After expense waiver#	0.95%	(b)	0.83%	(b)	-	0.92%	(b)	0.80%	(b)	-
Net investment loss to average daily net assets	(0.60)%		(0.52)%		-	(0.55)%		(0.41)%		-
Portfolio turnover rate	141%		150%		-	141%		150%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  148  –

SMALL COMPANY GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.95		$6.90

Income (loss) from investment operations:
Net investment income (loss)	(0.13	)***	0.00	***†
Net realized and unrealized gain on investments	4.29		0.05

Total income from investment operations	4.16		0.05

Less distributions to shareholders:
From net realized gains	(0.52)		-

Net asset value, end of period	$10.59		$6.95

Total Return(a)	59.78%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$953		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.88%		-	‡
After expense waiver#	1.68%	(b)	-	‡
Net investment loss to average daily net assets	(1.31)%		-	‡
Portfolio turnover rate	141%		150%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  149  –

EMERGING GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.53		$6.11		$7.31		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.05	)***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.66		(2.53)		(1.14)		(2.64)

Total income (loss) from investment operations	1.60		(2.58)		(1.20)		(2.69)

Net asset value, end of period	$5.13		$3.53		$6.11		$7.31

Total Return(a)	45.33%		(42.23)%		(16.53)%		(26.80)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,130		$10,153		$12,760		$5,197
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%		1.46%		1.44%		1.48%	*
After expense waiver#	1.45%		1.39%		1.41%		N/A
Net investment loss to average daily net assets	(1.32)%		(1.23)%		(0.96)%		(0.82)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.55		$6.13		$7.31		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	(0.04	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.68		(2.54)		(1.14)		(2.66)

Total income (loss) from investment operations	1.63		(2.58)		(1.18)		(2.69)

Net asset value, end of period	$5.18		$3.55		$6.13		$7.31

Total Return(a)	45.92%		(42.09)%		(16.37)%		(26.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,424		$20,924		$26,106		$12,753
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.21%		1.18%		1.23%	*
After expense waiver#	1.20%		1.14%		1.16%		N/A
Net investment loss to average daily net assets	(1.07)%		(0.98)%		(0.71)%		(0.54)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  150  –

EMERGING GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.57		$6.15		$7.32		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.68		(2.54)		(1.14)		(2.66)

Total income (loss) from investment operations	1.64		(2.58)		(1.17)		(2.68)

Net asset value, end of period	$5.21		$3.57		$6.15		$7.32

Total Return(a)	45.94%		(41.95)%		(16.10)%		(26.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,051		$1,664		$3,309		$3,222
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%		1.06%		1.04%		1.06%	*
After expense waiver#	1.04%		0.99%		1.01%		N/A
Net investment loss to average daily net assets	(0.91)%		(0.83)%		(0.55)%		(0.35)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

	Class S								Class N
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$3.58		$6.15		$7.32		$10.00		$3.51		$3.50

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.03	)***	(0.03	)***	(0.02	)***	(0.07	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.70		(2.54)		(1.14)		(2.66)		1.65		0.01

Total income (loss) from investment operations	1.66		(2.57)		(1.17)		(2.68)		1.58		0.01

Net asset value, end of period	$5.24		$3.58		$6.15		$7.32		$5.09		$3.51

Total Return(a)	46.37%		(41.79)%		(16.10)%		(26.70)%	**	45.01%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$41,036		$24,658		$56,195		$58,872		$147		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.96%		0.94%		0.98%	*	1.78%		-	‡
After expense waiver#	0.94%		0.89%		0.91%		N/A		1.74%		-	‡
Net investment loss to average daily net assets	(0.81)%		(0.73)%		(0.45)%		(0.29)%	*	(1.61)%		-	‡
Portfolio turnover rate	198%		175%		139%		132%	**	198%		175%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  151  –

INTERNATIONAL EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$6.32		$9.12	$12.06	$16.91		$11.37

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.05 ***	0.04 ***	(0.13	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	3.16		(2.80)	(2.98)	(1.50)		6.39

Total income (loss) from investment operations	3.17		(2.75)	(2.94)	(1.63)		6.35

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)	(0.00)†	(0.02)		(0.00	)†
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.03)		(0.05)	(0.00)	(3.22)		(0.81)

Net asset value, end of period	$9.46		$6.32	$9.12	$12.06		$16.91

Total Return(a)	49.88%		(30.11)%	(24.37)%	(9.30)%		56.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$50,817		$30,849	$39,762	$26,246		$548
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%		1.53%	1.51%	1.67%		1.55%
After expense waiver#	1.50%	(b)	1.52% (b)	1.50%	N/A		N/A
Net investment income (loss) to average daily net assets	0.15%		0.67%	0.42%	(0.81)%		(0.28)%
Portfolio turnover rate	70%		40%	38%	69%		63%

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.34		$9.13	$12.07	$16.89		$12.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08 ***	0.07 ***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	3.15		(2.81)	(2.99)	(1.54)		5.78

Total income (loss) from investment operations	3.18		(2.73)	(2.92)	(1.60)		5.73

Less distributions to shareholders:
From net investment income	(0.04)		(0.06)	(0.02)	(0.02)		(0.03)
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.04)		(0.06)	(0.02)	(3.22)		(0.84)

Net asset value, end of period	$9.48		$6.34	$9.13	$12.07		$16.89

Total Return(a)	50.23%		(29.89)%	(24.18)%	(9.12)%		48.17%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,493		$95,876	$106,987	$67,113		$7,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%		1.28%	1.26%	1.37%		1.26%	*
After expense waiver#	1.25%	(b)	1.27% (b)	1.25%	N/A		N/A
Net investment income (loss) to average daily net assets	0.34%		0.97%	0.66%	(0.37)%		(0.54)%	*
Portfolio turnover rate	70%		40%	38%	69%		63%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  152  –

INTERNATIONAL EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$6.37		$9.18	$12.14	$16.95		$11.37

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08 ***	0.08 ***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	3.17		(2.81)	(3.01)	(1.58)		6.44

Total income (loss) from investment operations	3.22		(2.73)	(2.93)	(1.58)		6.43

Less distributions to shareholders:
From net investment income	(0.05)		(0.08)	(0.03)	(0.03)		(0.04)
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.05)		(0.08)	(0.03)	(3.23)		(0.85)

Net asset value, end of period	$9.54		$6.37	$9.18	$12.14		$16.95

Total Return(a)	50.60%		(29.82)%	(24.10)%	(8.97)%		57.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,227		$41,795	$51,999	$31,651		$9,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.12%	1.11%	1.18%		1.11%
After expense waiver#	1.10%	(b)	1.11% (b)	1.10%	N/A		N/A
Net investment income (loss) to average daily net assets	0.64%		1.07%	0.79%	0.02%		(0.09)%
Portfolio turnover rate	70%		40%	38%	69%		63%

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$6.39		$9.21	$12.16	$16.96		$11.37

Income (loss) from investment operations:
Net investment income	0.04	***	0.09 ***	0.08 ***	0.04	***	0.05	***
Net realized and unrealized gain (loss) on investments	3.19		(2.83)	(3.00)	(1.61)		6.38

Total income (loss) from investment operations	3.23		(2.74)	(2.92)	(1.57)		6.43

Less distributions to shareholders:
From net investment income	(0.06)		(0.08)	(0.03)	(0.03)		(0.03)
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.06)		(0.08)	(0.03)	(3.23)		(0.84)

Net asset value, end of period	$9.56		$6.39	$9.21	$12.16		$16.96

Total Return(a)	50.49%		(29.82)%	(23.99)%	(8.95)%		56.98%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$587,883		$441,475	$721,113	$1,027,623		$1,087,858
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%		1.10%	1.08%	1.12%		1.06%
After expense waiver#	1.07%	(b)	1.09% (b)	1.07%	N/A		N/A
Net investment income to average daily net assets	0.58%		1.18%	0.82%	0.22%		0.42%
Portfolio turnover rate	70%		40%	38%	69%		63%

***	Per share amount calculated on the average shares method.
†	Net investment income and tax return of capital are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  153  –

INTERNATIONAL EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$6.30		$6.26

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.13		0.04

Total income from investment operations	3.12		0.04

Less distributions to shareholders:
From net investment income	(0.00	)†	-

Net asset value, end of period	$9.42		$6.30

Total Return(a)	49.44%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.82%		-	‡
After expense waiver	1.81%	(b)	-	‡
Net investment loss to average daily net assets	(0.16)%		-	‡
Portfolio turnover rate	70%		40%

***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  154  –

OVERSEAS FUND

	Class A						Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.36		$8.41		$10.00		$7.35		$8.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01	***	(0.05	)***	0.04	***	0.02 ***	(0.03	)***
Net realized and unrealized gain (loss) on investments	2.18		(1.05)		(1.54)		2.23		(1.08)	(1.55)

Total income (loss) from investment operations	2.20		(1.04)		(1.59)		2.27		(1.06)	(1.58)

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		-		(0.03)		(0.01)	-
Tax return of capital	-		(0.00	)†	-		-		(0.00)†	-

Total distributions	(0.01)		(0.01)		-		(0.03)		(0.01)	-

Net asset value, end of period	$9.55		$7.36		$8.41		$9.59		$7.35	$8.42

Total Return(a)	30.27%		(12.66)%		(15.90)%	**	30.68%		(12.44)%	(15.80)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,012		$18,674		$1,159		$81,542		$19,236	$899
Ratio of expenses to average daily net assets:
Before expense waiver	1.74%		2.13%		1.95%	*	1.49%		1.88%	1.78%	*
After expense waiver#	1.64%	(b)	1.63%	(b)	1.73%	*	1.39%	(b)	1.37% (b)	1.56%	*
Net investment income (loss) to average daily net assets	0.22%		0.09%		(0.91)%	*	0.44%		0.20%	(0.59)%	*
Portfolio turnover rate	92%		138%		111%	**	92%		138%	111%	**

	Class Y						Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.36		$8.43		$10.00		$7.37		$8.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	(0.00	)***†	0.00	***†	0.06	***	0.05 ***	0.01	***
Net realized and unrealized gain (loss) on investments	2.25		(1.05)		(1.57)		2.23		(1.09)	(1.58)

Total income (loss) from investment operations	2.29		(1.05)		(1.57)		2.29		(1.04)	(1.57)

Less distributions to shareholders:
From net investment income	(0.04)		(0.02)		-		(0.04)		(0.02)	-
Tax return of capital	-		(0.00	)†	-		-		(0.00)†	-

Total distributions	(0.04)		(0.02)		-		(0.04)		(0.02)	-

Net asset value, end of period	$9.61		$7.36		$8.43		$9.62		$7.37	$8.43

Total Return(a)	30.88%		(12.34)%		(15.70)%	**	30.87%		(12.23)%	(15.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$72,650		$19,204		$88		$134,965		$54,437	$20,893
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.73%		1.90%	*	1.29%		1.68%	1.85%	*
After expense waiver#	1.24%	(b)	1.22%	(b)	1.69%	*	1.19%	(b)	1.18% (b)	1.63%	*
Net investment income (loss) to average daily net assets	0.50%		(0.02)%		0.08%	*	0.69%		0.68%	0.14%	*
Portfolio turnover rate	92%		138%		111%	**	92%		138%	111%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and tax return of capital are less than $0.01 per share.
+	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  155  –

OVERSEAS FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.31		$7.24

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.00	)***†
Net realized and unrealized gain on investments	2.21		0.07

Total income from investment operations	2.19		0.07

Net asset value, end of period	$9.50		$7.31

Total Return(a)	29.96%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$255		$102
Ratio of expenses to average daily net assets:
Before expense waiver	2.04%		-	‡
After expense waiver#	1.94%	(b)	-	‡
Net investment loss to average daily net assets	(0.22)%		-	‡
Portfolio turnover rate	92%		138%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreement with certain brokers to rebate a portions of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  156  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

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purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also

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purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

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(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of

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their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class S shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc./Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

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Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. None of the Funds charges any Shareholder Fees for Class S shares. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarter ended December 31, 2003.

–  4  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	0.69%	3.52%	4.34%
Salomon Smith Barney 3-Month Treasury Bill Index^	1.07%	3.50%	4.30%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow Class S shares of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses(1)	.45%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$46	$144	$252	$566

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  5  –

MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 4.11% for the quarter ended June 30, 1995 and the lowest was -1.56% for the quarter ended March 31, 1994.

–  6  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	3.68%	5.47%	5.64%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	5.73%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	3.68%	5.47%	6.25%
Return After Taxes on Distributions – Class S	2.23%	3.41%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	2.39%	3.39%	3.91%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	6.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses(1)	.54%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$676

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  7  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  8  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.17%
Total Annual Fund Operating Expenses	.65%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.58%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$59	$201

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.90% for the quarter ended September 30, 2002 and the lowest was 0.32% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class S*	7.21%	9.61%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  9  –

MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 6.58% for the quarter ended June 30, 1995 and the lowest was -3.49% for the quarter ended March 31, 1994.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	5.32%	6.07%	6.50%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/ Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	5.32%	6.07%	7.56%
Return After Taxes on Distributions – Class S	2.89%	3.80%	5.09%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.60%	3.79%	4.96%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.59%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  11  –

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was 0.20% for the quarter ended June 30, 2001.

–  12  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	8.48%	6.59%
Return After Taxes on Distributions – Class S	7.44%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	5.57%	4.36%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	.69%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$221	$384	$858

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -9.66% for the quarter ended September 30, 2002.

–  14  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	18.30%	-0.64%	6.23%
S&P 500® Index^	28.67%	-0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^ ^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^ ^ ^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	18.30%	-0.64%	6.50%
Return After Taxes on Distributions – Class S	17.62%	-2.77%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	12.13%	-1.47%	4.58%
S&P 500® Index^	28.67%	-0.57%	11.85%
Lipper Balanced Fund Index^^	19.94%	2.95%	9.04%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses(1)	.60%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$192	$335	$749

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.29%
Total Annual Fund Operating Expenses	.89%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.76%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  16  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$78	$271

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.81%, 2Q 2003	-22.06%, 3Q 2002
Western Composite	7.29%, 2Q 1995	-2.82%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund Class S*	38.18%	7.03%	10.92%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years

Western Composite Class S*	9.07%	7.51%	7.70%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar charts are based on Class S expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 16.49% for the quarter ended December 31, 1998 and the lowest was -18.31% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	27.61%	-2.23%	8.27%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	27.61%	-2.23%	8.50%
Return After Taxes on Distributions – Class S	26.98%	-4.64%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	17.90%	-2.55%	6.66%
S&P 500® Index^	28.67%	-0.57%	11.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.09%
Total Annual Fund Operating Expenses(1)	.59%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 17.18% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.11% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	29.97%	1.10%
Return After Taxes on Distributions – Class S	29.77%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.73%	0.85%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses(1)(2)	.80%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$989

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.33% for the quarter ended June 30, 2003 and the lowest was -20.03% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite Class S*	30.02%	6.67%	12.16%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 15.56% for the quarter ended June 30, 2003 and the lowest quarterly return was -18.23% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class S	26.63%	-0.41%
Return After Taxes on Distributions – Class S	26.36%	-0.73%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	17.66%	-0.51%
Russell 1000® Value Index^	30.03%	1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses(1)	.84%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$86	$268	$466	$1,036

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 17.32% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.42% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	30.24%	-0.98%
Return After Taxes on Distributions – Class S	30.10%	-1.20%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.84%	-0.95%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.76%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$78	$243	$422	$941

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.46% for the quarter ended December 31, 1998 and the lowest was -14.48% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Davis Composite Class S*	32.16%		4.74%	13.10%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 21.23% for the quarter ended December 31, 1998 and the lowest was -17.29% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	28.10%	-1.02%	10.54%
S&P 500® Index^	28.67%	-0.57%	11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (3/1/98)
Return Before Taxes – Class S	28.10%	-1.02%	2.03%
Return After Taxes on Distributions –Class S	27.89%	-1.43%	1.61%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	18.53%	-1.05%	1.54%
S&P 500® Index^	28.67%	-0.57%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses(1)	.42%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$43	$135	$235	$529

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 13.21% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.12% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class S	24.58%	-	6.29%
Return After Taxes on Distributions – Class S	24.52%	-	6.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	16.06%	-	5.31%
S&P 500® Index^	28.67%	-	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses(1)	.88%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$281	$487	$1,083

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.35% for the quarter ended December 31, 1998 and the lowest was -18.41% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
FMR Composite Class S*	24.61%	-2.84%	9.20%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The performance is of the Fidelity Blue Chip Growth Fund which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 12.39% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.39% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	22.05%	-7.49%
Return After Taxes on Distributions – Class S	22.04%	-7.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	14.35%	-6.33%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses	.90%

Expense Reimbursement(1)	(.06%	)
Net Fund Expenses(2)	.84%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$86	$281	$492	$1,101

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Alliance Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.94% for the quarter ended December 31, 1998 and the lowest was -17.53% for the quarter ended September 30, 2001.

Alliance Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Alliance Capital Composite Class S*	23.74%	-5.24%	10.04%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 14.88% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.36% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	23.13%	-4.25%
Return After Taxes on Distributions – Class S	23.13%	-4.86%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	15.03%	-3.86%
S&P 500® Index^	28.67%	-2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses(1)	.80%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$989

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.32% for the quarter ended December 31, 1999 and the lowest was -22.35% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite Class S*	23.82%	-3.07%	10.17%
S&P 500® Index^	28.67%	-0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.09% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.25% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	31.51%	-16.91%
Return After Taxes on Distributions – Class S	31.51%	-16.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.48%	-13.78%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

	Class S

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses	.87%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$270	$474	$1,064

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.75% for the quarter ended December 31, 1998 and the lowest was –23.31% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite Class S*	35.84%	-	0.30%	14.82%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 34.75% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.33% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	48.83%	-	23.11%
Return After Taxes on Distributions – Class S	48.83%	-	23.11%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	31.74%	-	18.41%
NASDAQ 100 Index®^	49.12%	-	22.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, expressed or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.52%
Total Annual Fund Operating Expenses(1)	.67%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$68	$214	$373	$834

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 23.23% for the quarter ended June 30, 2003 and the lowest quarterly return was -14.23% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	45.94%	17.97%
Return After Taxes on Distributions – Class S	44.89%	17.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	30.00%	15.32%
Russell 2500 Index^	45.51%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.80%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$989

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.73% for the quarter ended June 30, 2003 and the lowest was -18.24% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class S*	41.32%	14.39%	16.52%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.17% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.75% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	39.37%	10.15%
Return After Taxes on Distributions – Class S	39.26%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	25.74%	8.63%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	1.07%

Expense Reimbursement(1)	(.02%	)
Net Fund Expenses(2)	1.05%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$338	$588	$1,302

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.50%, 2Q 1999	-22.35%, 3Q 2002
T. Rowe Price Account	19.85%, 2Q 1999	-19.82%, 3Q 1998

Clover and T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/96)
Clover Composite Class S*	45.71%	15.97%	14.90%
Russell 2000 Index^	47.26%	7.13%	8.60%
T. Rowe Account			(4/97)
Class S*	23.79%	11.67%	11.51%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The T. Rowe Price Account represents the performance of a single, separately-managed private account. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 18.72% for the quarter ended June 30, 1997 and the lowest was -18.98% for the quarter ended September 30, 1998.

–  42  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S*	31.99%	6.43%	9.08%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes –Class S	31.99%	6.43%	10.08%
Return After Taxes on Distributions – Class S	31.94%	4.58%	8.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.87%	4.62%	7.92%
Russell 2000 Index^	47.26%	7.13%	10.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.69%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$221	$384	$858

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 17.81% for the quarter ended December 31, 2001 and the lowest was -27.38% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	30.70%	-3.19%
Return After Taxes on Distributions – Class S	30.70%	-3.96%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	19.96%	-3.04%
Russell 2500 Index^	45.51%	9.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses(1)	.83%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$265	$460	$1,024

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Navellier Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.15% for the quarter ended December 31, 1999 and the lowest was -20.81% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts Class S*	32.83%	12.79%	14.92%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.91% for the quarter ended December 31, 2001 and the lowest quarterly return was -18.86% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class S	38.32%	3.64%
Return After Taxes on Distributions – Class S	38.32%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	24.91%	3.12%
S&P MidCap 400 Index^	35.59%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.86%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,059

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.80%, 4Q 1998	-18.18%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.80%, 4Q 1999	-25.16%, 3Q 2001

T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund Class S*	37.35%	7.36%	13.80%
T. Rowe Price Composite Class S*	36.70%	8.47%	12.91%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index—as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 22.76% for the quarter ended December 31, 2001 and the lowest was -24.73% for the quarter ended September 30, 2001.

–  48  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class S	44.11%	6.33%
Return After Taxes on Distributions – Class S	44.11%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	28.67%	5.27%
Russell 2000 Index^	47.26%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses(1)	.97%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$309	$536	$1,188

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abrams’ approach)	35.20%, 4Q 1999	-22.18%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.25%, 4Q 1999	-24.13%, 3Q 2001
Waddell & Reed Composite	44.12%, 4Q 1999	-22.21%, 3Q 2001

Wellington Management and Waddell & Reed Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abrams’ approach)
Class S*	56.22%	18.14%	15.23%
Russell 2000 Index^	47.26%	7.13%	9.34%

			(1/98)
Wellington Management Composite (for Steven Angeli’s approach)
Class S*	56.68%	6.78%	10.50%
Russell 2000 Index^	47.26%	7.13%	5.45%

			Ten Years
Waddell & Reed Composite
Class S*	38.95%	13.04%	20.26%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 29.89% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.88% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class S	60.66%	6.27%
Return After Taxes on Distributions – Class S	58.29%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	39.64%	4.93%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  50  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses	1.14%

Expense Reimbursement(1)	(.09%	)
Net Fund Expenses(2)	1.05%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$353	$619	$1,376

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Mazama and MTB Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.59%, 4Q 2001	-34.82%, 3Q 2001
MTB Composite	82.53%, 4Q 1999	-23.69%, 3Q 2002

Mazama and MTB Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite Class S*	75.71%	10.61%	13.62%
Russell 2000 Index^	47.26%	7.13%	9.47%

			Since Inception (8/95)
MTB Composite Class S*	53.66%	19.42%	17.58%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 30.30% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.49% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class S	46.37%	-16.14%
Return After Taxes on Distributions – Class S	46.37%	-16.14%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	30.14%	-13.17%
Russell 2000 Index^	47.26%	4.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	.98%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$312	$541	$1,200

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.72% for the quarter ended December 31, 1999 and the lowest was -30.93% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite Class S*	47.94%	6.56%	13.21%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return was 39.47% for the quarter ended December 31, 1999 and the lowest was -29.46% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class S*	50.49%		2.79%	5.15%
MSCI EAFE^	38.59%	-	0.05%	4.47%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (10/3/94)
Return Before Taxes – Class S	50.49%	2.79%	5.31%
Return After Taxes on Distributions – Class S	50.52%	1.20%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	33.16%	1.82%	3.94%
MSCI EAFE^	38.59%	-0.05%	3.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.24%
Total Annual Fund Operating Expenses(1)	1.09%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$111	$347	$601	$1,327

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 20.76% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.22% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class S	30.87%	-1.20%
Return After Taxes on Distributions – Class S	30.96%	-1.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	20.34%	-0.95%
MSCI EAFE^	38.59%	-0.32%

–  56  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses(1)	1.29%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$131	$409	$707	$1,554

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris and American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.65%, 2Q 2003	-22.99%, 3Q 2002
American Century Composite	48.34%, 4Q 1999	-19.74%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class S*	37.83%	13.47%	8.84%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite Class S*	25.44%	0.49%	6.18%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

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MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

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MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

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The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

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The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

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Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.23%

Expense Reimbursement(2)	(.11%	)
Net Fund Expenses(3)	.12%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.12%
Total Annual Fund Operating Expenses	.17%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.10%
Total Annual Fund Operating Expenses	.15%

Expense Reimbursement(2)	(.05%	)
Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  62  –

Destination Retirement 2030

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.11%
Total Annual Fund Operating Expenses	.16%

Expense Reimbursement(2)	(.06%	)
Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.13%
Total Annual Fund Operating Expenses	.18%

Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class S
Destination Retirement Income	.79%
Destination Retirement 2010	.81%
Destination Retirement 2020	.87%
Destination Retirement 2030	.97%
Destination Retirement 2040	1.01%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of a Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the

–  63  –

weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class S	$81	$276

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class S	$83	$274

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class S	$89	$288

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class S	$99	$322

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class S	$103	$339

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  64  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  65  –

Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

–  66  –

the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

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than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

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Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for Class S shares of the Funds were .0116% to .3744%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

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Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

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William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

–  75  –

and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class S shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S Shares.

Shareholder and Distribution Fees.  Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class S shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to

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established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class,

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subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would

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adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson.  Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital.  Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western.  Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

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substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Class S shares.

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	7.21%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc/
MM Strategic Balanced Fund	38.18%	-2.23%	7.03%	10.92%

Western Asset Management Company/
MM Strategic Balanced Fund	9.07%	9.11%	7.51%	7.70%

Wellington Management Company, LLP/
MM Fundamental Value Fund	30.02%	1.43%	6.67%	12.16%

Davis Selected Advisers, L.P./
MM Large Cap Value Fund	32.16%	-1.01%	4.74%	13.10%

Fidelity Management & Research Company/
MM Blue Chip Growth Fund	24.61%	-7.99%	-2.84%	9.20%

Alliance Capital Management L.P./
MM Large Cap Growth Fund	23.74%	-11.10%	-5.24%	10.04%

Massachusetts Financial Services Company/
MM Growth Equity Fund	23.82%	-12.82%	-3.07%	10.17%

Sands Capital Management, Inc./
MM Aggressive Growth Fund	35.84%	-6.33%	-0.30%	14.82%

Harris Associates L.P./
MM Focused Value Fund	41.32%	16.52%	14.39%	16.52%

Clover Capital Management, Inc./
MM Small Company Value Fund	45.71%	13.52%	15.97%	N/A

T. Rowe Price Associates, Inc./
MM Small Company Value Fund	23.79%	11.01%	11.67%	N/A

Navellier & Associates, Inc./
MM Mid Cap Growth Equity Fund	32.83%	-7.50%	12.79%	N/A

–  88  –

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

T. Rowe Price Associates, Inc./
(Brian Berghuis’ approach)
MM Mid Cap Growth Equity II Fund	37.35%	2.34%	7.36%	13.80%

T. Rowe Price Associates, Inc./
(Donald Peters’ approach)
MM Mid Cap Growth Equity II Fund	36.70%	-2.70%	8.47%	12.91%

Waddell & Reed Investment Management Company/
MM Small Cap Growth Equity Fund	38.95%	1.41%	13.04%	20.26%

Wellington Management Company, LLP/
(Kenneth Abrams’ approach)
MM Small Cap Growth Equity Fund	56.22%	7.95%	18.14%	N/A

Wellington Management Company, LLP/
(Steven Angeli’s approach)
MM Small Cap Growth Equity Fund	56.68%	-2.63%	6.78%	N/A

MTB Investment Advisors, Inc./
MM Small Company Growth Fund	53.66%	1.31%	19.42%	N/A

Mazama Capital Management, Inc./
MM Small Company Growth Fund	75.71%	4.70%	10.61%	13.62%

RS Investment Management, L.P./
MM Emerging Growth Fund	47.94%	-12.98%	6.56%	13.21%

American Century Investment Management, Inc./
MM Overseas Fund	25.44%	-9.82%	0.49%	6.18%

Harris Associates L.P./
MM Overseas Fund	37.83%	6.15%	13.47%	8.84%

–  89  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00	$1.00		$0.99		$0.98

Income (loss) from investment operations:
Net investment income	0.01	***	0.01 ***	0.04	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.00	††	0.01	0.00	††	(0.00	)††	(0.00	)††

Total income from investment operations	0.01		0.02	0.04		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)
From net realized gains	(0.00	)††	-	-		-		-

Total distributions	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$0.99

Total Return(a)	0.69%		1.42%	4.14%		6.37%		5.10%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$269,275		$332,076	$392,587		$389,011		$316,805
Net expenses to average daily net assets	0.45%		0.45%	0.45%		0.45%		0.48%
Net investment income to average daily net assets	0.70%		1.43%	4.03%		6.22%		5.06%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net realized and unrealized gain (loss) on investments and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  90  –

SHORT-DURATION BOND FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.41	$10.08	$10.01	$9.97	$10.30

Income (loss) from investment operations:
Net investment income	0.39 ***	0.45 ***	0.54 ***	0.63 ***	0.56 ***
Net realized and unrealized gain (loss) on investments	(0.01)	0.33	0.10	0.02	(0.24)

Total income from investment operations	0.38	0.78	0.64	0.65	0.32

Less distributions to shareholders:
From net investment income	(0.43)	(0.45)	(0.57)	(0.61)	(0.64)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.43)	(0.45)	(0.57)	(0.61)	(0.65)

Net asset value, end of period	$10.36	$10.41	$10.08	$10.01	$9.97

Total Return(a)	3.68%	7.75%	6.42%	6.48%	3.10%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$127,246	$146,276	$161,988	$182,669	$211,137
Net expenses to average daily net assets	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income to average daily net assets	3.67%	4.38%	5.19%	6.15%	5.34%
Portfolio turnover rate	41%	19%	24%	55%	59%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  91  –

CORE BOND FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.29	$10.85	$10.70	$10.14	$11.06

Income (loss) from investment operations:
Net investment income	0.42 ***	0.54 ***	0.63 ***	0.68 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	0.18	0.41	0.21	0.43	(0.89)

Total income (loss) from investment operations	0.60	0.95	0.84	1.11	(0.23)

Less distributions to shareholders:
From net investment income	(0.68)	(0.48)	(0.60)	(0.55)	(0.68)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.83)	(0.51)	(0.69)	(0.55)	(0.69)

Net asset value, end of period	$11.06	$11.29	$10.85	$10.70	$10.14

Total Return(a)	5.32%	8.71%	7.92%	10.99%	(2.08)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$814,837	$1,252,515	$887,641	$758,554	$594,002
Net expenses to average daily net assets	0.59%	0.59%	0.60%	0.59%	0.57%
Net investment income to average daily net assets	3.62%	4.83%	5.61%	6.38%	6.07%
Portfolio turnover rate	146%	187%	68%	39%	61%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  92  –

DIVERSIFIED BOND FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.10	$9.71	$9.59	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.48 ***	0.53 ***	0.61 ***	0.66	***	0.42	***
Net realized and unrealized gain (loss) on investments	0.38	0.29	0.07	0.03		(0.44)

Total income (loss) from investment operations	0.86	0.82	0.68	0.69		(0.02)

Less distributions to shareholders:
From net investment income	(0.29)	(0.43)	(0.56)	(0.66)		(0.42)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.43)	(0.56)	(0.66)		(0.42)

Net asset value, end of period	$10.64	$10.10	$9.71	$9.59		$9.56

Total Return(a)	8.48%	8.41%	7.11%	7.19%		(0.25)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$74,735	$39,147	$29,054	$26,790		$24,975
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	0.70%	0.66%	0.69%		0.74%	*
After expense waiver#	N/A	0.70%	0.64%	0.68%		N/A
Net investment income to average daily net assets	4.57%	5.31%	6.13%	6.71%		6.33%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  93  –

BALANCED FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.72	$9.00	$9.88	$13.25	$14.20

Income (loss) from investment operations:
Net investment income	0.19 ***	0.22 ***	0.26 ***	0.43 ***	0.48 ***
Net realized and unrealized gain (loss) on investments	1.22	(1.25)	(0.86)	(0.41)	(0.70)

Total income (loss) from investment operations	1.41	(1.03)	(0.60)	0.02	(0.22)

Less distributions to shareholders:
From net investment income	(0.20)	(0.25)	(0.28)	(0.54)	(0.51)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.20)	(0.25)	(0.28)	(3.39)	(0.73)

Net asset value, end of period	$8.93	$7.72	$9.00	$9.88	$13.25

Total Return(a)	18.30%	(11.47)%	(6.07)%	0.00%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$277,665	$261,137	$350,187	$432,619	$655,478
Net expenses to average daily net assets	0.60%	0.60%	0.60%	0.59%	0.57%
Net investment income to average daily net assets	2.26%	2.64%	2.78%	3.28%	3.36%
Portfolio turnover rate	95%	94%	85%	100%	19%

***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  94  –

CORE VALUE EQUITY FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.13	$8.87	$12.85	$16.38	$18.39

Income (loss) from investment operations:
Net investment income	0.13 ***	0.10 ***	0.11 ***	0.20 ***	0.27 ***
Net realized and unrealized gain (loss) on investments	1.82	(1.73)	(1.96)	0.26	(0.75)

Total income (loss) from investment operations	1.95	(1.63)	(1.85)	0.46	(0.48)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.12)	(0.23)	(0.30)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.13)	(3.99)	(1.53)

Net asset value, end of period	$8.97	$7.13	$8.87	$12.85	$16.38

Total Return(a)	27.61%	(18.39)%	(14.45)%	2.94%	(2.60)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$793,699	$833,038	$1,421,467	$2,068,557	$2,854,390
Net expenses to average daily net assets	0.59%	0.59%	0.59%	0.59%	0.57%
Net investment income to average daily net assets	1.71%	1.23%	1.01%	1.28%	1.45%
Portfolio turnover rate	64%	62%	99%	69%	10%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  95  –

FUNDAMENTAL VALUE FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.81		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.14	***	0.12 ***	-
Net realized and unrealized gain (loss) on investments	2.20		(2.25)	-

Total income (loss) from investment operations	2.34		(2.13)	-

Less distributions to shareholders:
From net investment income	(0.10)		(0.06)	-

Net asset value, end of period	$10.05		$7.81	$10.00

Total Return(a)	29.97%		(21.35)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$228,535		$101,228	$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.83%	-
After expense waiver#	0.78%	(b)	0.77% (b)	-
Net investment income to average daily net assets	1.63%		1.36%	-
Portfolio turnover rate	28%		38%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  96  –

VALUE EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.68		$9.35	$10.00

Income (loss) from investment operations:
Net investment income	0.12	***	0.10 ***	0.07	***
Net realized and unrealized gain (loss) on investments	1.92		(1.68)	(0.68)

Total income (loss) from investment operations	2.04		(1.58)	(0.61)

Less distributions to shareholders:
From net investment income	(0.13)		(0.09)	(0.04)

Net asset value, end of period	$9.59		$7.68	$9.35

Total Return(a)	26.63%		(16.83)%	(6.09)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67,536		$60,499	$51,604
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%		0.85%	0.87%	*
After expense waiver#	0.82%	(b)	0.84%	0.86%	*
Net investment income to average daily net assets	1.45%		1.22%	1.05%	*
Portfolio turnover rate	66%		105%	62%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  97  –

LARGE CAP VALUE FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period Ended 12/31/00+
Net asset value, beginning of period	$7.27		$8.78	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.08	***	0.06 ***	0.06 ***	0.06	***
Net realized and unrealized gain (loss) on investments	2.12		(1.51)	(1.17)	(0.07)

Total income (loss) from investment operations	2.20		(1.45)	(1.11)	(0.01)

Less distributions to shareholders:
From net investment income	(0.07)		(0.06)	(0.05)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.07)		(0.06)	(0.05)	(0.05)

Net asset value, end of period	$9.40		$7.27	$8.78	$9.94

Total Return(a)	30.24%		(16.53)%	(11.20)%	(0.08)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$339,287		$233,510	$277,873	$225,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		0.75%	0.76%	0.76%	*
After expense waiver#	0.75%	(b)	0.74% (b)	0.75%	N/A
Net investment income to average daily net assets	0.94%		0.76%	0.62%	0.91%	*
Portfolio turnover rate	7%		25%	20%	11%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  98  –

INDEXED EQUITY FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.19	$10.68	$12.29	$13.88	$11.82		$10.00

Income (loss) from investment operations:
Net investment income	0.12 ***	0.11 ***	0.11 ***	0.11 ***	0.12	***	0.13 ***
Net realized and unrealized gain (loss) on investments	2.18	(2.50)	(1.62)	(1.42)	2.19		1.78

Total income (loss) from investment operations	2.30	(2.39)	(1.51)	(1.31)	2.31		1.91

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.10)	(0.09)	(0.10)		(0.09)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.11)	(0.10)	(0.10)	(0.28)	(0.25)		(0.09)

Net asset value, end of period	$10.38	$8.19	$10.68	$12.29	$13.88		$11.82

Total Return(a)	28.10%	(22.41)%	(12.33)%	(9.47)%	19.61%	**	19.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$710,691	$567,426	$642,799	$761,008	$813,419		$426,687
Net expenses to average daily net assets	0.42%	0.42%	0.42%	0.42%	0.42%	*	0.43%
Net investment income to average daily net assets	1.37%	1.20%	0.92%	0.83%	1.06%	*	1.23%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
++	For the period from March 1, 1999 through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  99  –

BLUE CHIP GROWTH FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$6.78		$9.10	$10.00

Income (loss) from investment operations:
Net investment income	0.03	***	0.02 ***	0.00	***†

Net realized and unrealized gain (loss) on investments	1.64		(2.33)	(0.90)

Total income (loss) from investment operations	1.67		(2.31)	(0.90)

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	-

Net asset value, end of period	$8.42		$6.78	$9.10

Total Return(a)	24.58%		(25.43)%	(9.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$91,674		$72,210	$113,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.88%	0.89%	*
After expense waiver#	0.87%	(b)	0.88%	0.89%	*

Net investment income to average daily net assets	0.39%		0.20%	0.07%	*
Portfolio turnover rate	23%		30%	27%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	For the period from June 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  100  –

LARGE CAP GROWTH FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.01		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)***†	-
Net realized and unrealized gain (loss) on investments	1.54		(2.99)		-

Total income (loss) from investment operations	1.55		(2.99)		-

Less distributions to shareholders:
From net investment income	(0.01)		-		-

Net asset value, end of period	$8.55		$7.01		$10.00

Total Return(a)	22.05%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,787		$28,029		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%		0.96%		-
After expense waiver#	0.81%	(b)	0.77%	(b)	-
Net investment income (loss) to average daily net assets	0.11%		(0.05)%		-
Portfolio turnover rate	47%		56%		-

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  101  –

GROWTH EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$6.14		$8.49		$11.32	$12.93	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.00	***††	0.01 ***	0.01 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.41		(2.35)		(2.84)	(0.71)	2.97

Total income (loss) from investment operations	1.42		(2.35)		(2.83)	(0.70)	2.96

Less distributions to shareholders:
Tax return of capital	-		-		-	(0.00)†	-
From net realized gains	-		-		-	(0.91)	(0.03)

Total distributions	-		-		-	(0.91)	(0.03)

Net asset value, end of period	$7.56		$6.14		$8.49	$11.32	$12.93

Total Return(a)	23.13%		(27.68)%		(25.00)%	(5.61)%	29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$217,508		$130,165		$174,610	$165,480	$62,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%		0.81%	0.83%	0.97%	*
After expense waiver#	0.71%	(b)	0.76%	(b)	0.78%	0.80%	N/A
Net investment income (loss) to average daily net assets	0.16%		0.04%		0.10%	0.07%	(0.10)%	*
Portfolio turnover rate	260%		224%		279%	264%	114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
††	Net investment income is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  102  –

AGGRESSIVE GROWTH FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)	Period ended 12/31/00+
Net asset value, beginning of period	$3.84		$5.32		$7.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	0.01 ***	0.04	***
Net realized and unrealized gain (loss) on investments	1.21		(1.47)		(2.46)	(2.24)

Total income (loss) from investment operations	1.21		(1.48)		(2.45)	(2.20)

Less distributions to shareholders:
From net investment income	-		-		-	(0.03)
Tax return of capital	-		-		-	(0.00	)††

Total distributions	-		-		-	(0.03)

Net asset value, end of period	$5.05		$3.84		$5.32	$7.77

Total Return(a)	31.51%		(27.82)%		(31.53)%	(22.05)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108,281		$46,026		$76,724	$75,412
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.87%		0.86%	0.87%	*
After expense waiver#	0.83%	(c)	0.84%	(c)	0.85%	N/A
Net investment income (loss) to average daily net assets	(0.06)%		(0.07)%		0.17%	0.70%	*
Portfolio turnover rate	93%		112%		112%	48%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  103  –

OTC 100 FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period Ended 12/31/00+
Net asset value, beginning of period	$2.56		$4.12		$6.10		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.26		(1.55)		(1.96)		(3.88)

Total income (loss) from investment operations	1.25		(1.56)		(1.98)		(3.90)

Net asset value, end of period	$3.81		$2.56		$4.12		$6.10

Total Return(a)	48.83%		(37.71)%		(32.62)%		(39.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,424		$7,211		$19,602		$20,466
Ratio of expenses to average daily net assets:
Before expense waiver	0.67%		0.68%		0.62%		0.69%	*
After expense waiver#	0.63%		0.54%		0.58%		N/A
Net investment loss to average daily net assets	(0.36)%		(0.41)%		(0.39)%		(0.39)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  104  –

FOCUSED VALUE FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period Ended 12/31/00+
Net asset value, beginning of period	$12.06		$13.48	$10.53	$10.00

Income (loss) from investment operations:
Net investment income	0.01	***	0.02 ***	0.03 ***	0.06	***
Net realized and unrealized gain (loss) on investments	5.53		(1.34)	3.31	0.52

Total income (loss) from investment operations	5.54		(1.32)	3.34	0.58

Less distributions to shareholders:
From net investment income	(0.00	)†	-	(0.03)	(0.05)
From net realized gains	(0.41)		(0.10)	(0.36)	-

Total distributions	(0.41)		(0.10)	(0.39)	(0.05)

Net asset value, end of period	$17.19		$12.06	$13.48	$10.53

Total Return(a)	45.94%		(9.76)%	31.70%	5.77%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$293,759		$114,178	$110,092	$53,628
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%	0.79%	0.83%	*
After expense waiver#	0.79%	(b)	0.80% (b)	0.79%	N/A
Net investment income to average daily net assets	0.09%		0.13%	0.28%	0.95%	*
Portfolio turnover rate	31%		78%	53%	22%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income are less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

–  105  –

SMALL COMPANY VALUE FUND

	Class S
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.67	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.06 ***	0.07 ***	-
Net realized and unrealized gain (loss) on investments	3.35	(1.36)	-

Total income (loss) from investment operations	3.41	(1.29)	-

Less distributions to shareholders:
From net investment income	(0.04)	(0.04)	-
From net realized gains	(0.02)	-	-

Total distributions	(0.06)	(0.04)	-

Net asset value, end of period	$12.02	$8.67	$10.00

Total Return(a)	39.37%	(12.92)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$80,661	$44,356	$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	1.20%	-
After expense waiver#	0.97% (b)	0.96% (b)	-
Net investment income to average daily net assets	0.58%	0.76%	-
Portfolio turnover rate	58%	69%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  106  –

SMALL CAP EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.24		$12.71	$13.43	$13.58	$14.06

Income (loss) from investment operations:
Net investment income	0.03	***	0.04 ***	0.07 ***	0.10 ***	0.14 ***
Net realized and unrealized gain (loss) on investments	3.25		(1.68)	0.43	1.80	(0.11)

Total income (loss) from investment operations	3.28		(1.64)	0.50	1.90	0.03

Less distributions to shareholders:
From net investment income	(0.04)		(0.05)	(0.07)	(0.10)	(0.15)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		(0.78)	(1.15)	(1.95)	(0.36)

Total distributions	(0.04)		(0.83)	(1.22)	(2.05)	(0.51)

Net asset value, end of period	$13.48		$10.24	$12.71	$13.43	$13.58

Total Return(a)	31.99%		(12.80)%	3.63%	14.19%	0.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$385,517		$346,390	$547,927	$580,065	$640,600
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%		0.69%	0.69%	0.68%	0.67%
After expense waiver	0.69%	(b)	0.69% (b)	N/A	N/A	N/A
Net investment income to average daily net assets	0.30%		0.37%	0.50%	0.68%	1.03%
Portfolio turnover rate	26%		49%	91%	61%	34%

***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  107  –

MID CAP GROWTH EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.96		$8.27		$11.75		$13.94		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.03	)***	(0.04	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.85		(2.28)		(3.43)		(0.86)		3.96

Total income (loss) from investment operations	1.83		(2.31)		(3.47)		(0.92)		3.94

Less distributions to shareholders:
From net investment income	-		-		(0.01)		-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.01)		(1.27)		-

Net asset value, end of period	$7.79		$5.96		$8.27		$11.75		$13.94

Total Return(a)	30.70%		(27.93)%		(29.52)%		(7.11)%		39.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$68,504		$47,443		$81,248		$120,207		$60,279
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%		0.83%		0.83%		0.85%		0.89%	*
After expense waiver#	0.79%	(b)	0.82%		0.80%		0.81%		N/A
Net investment loss to average daily net assets	(0.32)%		(0.43)%		(0.40)%		(0.43)%		(0.32)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

–  108  –

MID CAP GROWTH EQUITY II FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.22		$10.41		$10.51		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.03	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	3.19		(2.15)		(0.07)		0.51

Total income (loss) from investment operations	3.15		(2.19)		(0.10)		0.51

Net asset value, end of period	$11.37		$8.22		$10.41		$10.51

Total Return(a)	38.32%		(21.04)%		(0.95)%		5.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$125,907		$72,595		$88,921		$90,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%		0.87%		0.86%		0.88%	*
After expense waiver#	0.85%	(b)	0.85%	(b)	0.86%		N/A
Net investment loss to average daily net assets	(0.44)%		(0.48)%		(0.34)%		(0.01)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  109  –

SMALL CAP GROWTH EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.91		$11.92		$13.45		$15.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.06	)***	(0.01	)***	0.04 ***	0.02	***
Net realized and unrealized gain (loss) on investments	3.99		(2.95)		(1.52)		(2.10)	6.07

Total income (loss) from investment operations	3.93		(3.01)		(1.53)		(2.06)	6.09

Less distributions to shareholders:
From net investment income	-		-		-		(0.03)	(0.01)
Tax return of capital	-		-		-		(0.00)†	-
From net realized gains	-		-		-		(0.37)	(0.17)

Total distributions	-		-		-		(0.40)	(0.18)

Net asset value, end of period	$12.84		$8.91		$11.92		$13.45	$15.91

Total Return(a)	44.11%		(25.25)%		(11.38)%		(13.32)%	60.91%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$243,909		$123,762		$156,565		$147,368	$92,254
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.97%		0.97%		0.99%	1.19%	*
After expense waiver#	0.95%	(b)	0.96%	(b)	0.95%		0.97%	N/A
Net investment income (loss) to average daily net assets	(0.57)%		(0.54)%		(0.09)%		0.26%	0.19%	*
Portfolio turnover rate	56%		51%		114%		97%	68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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SMALL COMPANY GROWTH FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.02		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.03	)***	-
Net realized and unrealized gain (loss) on investments	4.33		(2.95)		-

Total income (loss) from investment operations	4.28		(2.98)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-

Net asset value, end of period	$10.78		$7.02		$10.00

Total Return(a)	60.66%		(29.70)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,181		$8,763		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%		1.39%		-
After expense waiver#	0.92%	(b)	0.80%	(b)	-
Net investment loss to average daily net assets	(0.55)%		(0.41)%		-
Portfolio turnover rate	141%		150%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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EMERGING GROWTH FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period Ended 12/31/00+
Net asset value, beginning of period	$3.58		$6.15		$7.32		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.03	)***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.70		(2.54)		(1.14)		(2.66)

Total income (loss) from investment operations	1.66		(2.57)		(1.17)		(2.68)

Net asset value, end of period	$5.24		$3.58		$6.15		$7.32

Total Return(a)	46.37%		(41.79)%		(16.10)%		(26.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$41,036		$24,658		$56,195		$58,872
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.96%		0.94%		0.98%	*
After expense waiver#	0.94%		0.89%		0.91%		N/A
Net investment loss to average daily net assets	(0.81)%		(0.73)%		(0.45)%		(0.29)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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INTERNATIONAL EQUITY FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$6.39		$9.21	$12.16	$16.96	$11.37

Income (loss) from investment operations:
Net investment income	0.04	***	0.09 ***	0.08 ***	0.04 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	3.19		(2.83)	(3.00)	(1.61)	6.38

Total income (loss) from investment operations	3.23		(2.74)	(2.92)	(1.57)	6.43

Less distributions to shareholders:
From net investment income	(0.06)		(0.08)	(0.03)	(0.03)	(0.03)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		-	-	(3.20)	(0.81)

Total distributions	(0.06)		(0.08)	(0.03)	(3.23)	(0.84)

Net asset value, end of period	$9.56		$6.39	$9.21	$12.16	$16.96

Total Return(a)	50.49%		(29.82)%	(23.99)%	(8.95)%	56.98%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$587,883		$441,475	$721,113	$1,027,623	$1,087,858
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%		1.10%	1.08%	1.12%	1.06%
After expense waiver#	1.07%	(b)	1.09% (b)	1.07%	N/A	N/A
Net investment income to average daily net assets	0.58%		1.18%	0.82%	0.22%	0.42%
Portfolio turnover rate	70%		40%	38%	69%	63%

***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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OVERSEAS FUND

	Class S
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.37		$8.43	$10.00

Income (loss) from investment operations:
Net investment income	0.06	***	0.05 ***	0.01	***
Net realized and unrealized gain (loss) on investments	2.23		(1.09)	(1.58)

Total income (loss) from investment operations	2.29		(1.04)	(1.57)

Less distributions to shareholders:
From net investment income	(0.04)		(0.02)	-
Tax return of capital	-		(0.00)†	-

Total distributions	(0.04)		(0.02)	-

Net asset value, end of period	$9.62		$7.37	$8.43

Total Return(a)	30.87%		(12.23)%	(15.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$134,965		$54,437	$20,893
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.68%	1.85%	*
After expense waiver#	1.19%	(b)	1.18% (b)	1.63%	*
Net investment income to average daily net assets	0.69%		0.68%	0.14%	*
Portfolio turnover rate	92%		138%	111%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

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purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also

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purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

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(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of

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their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class Y shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc./Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

–  1  –

–  2  –

Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund. In addition, where indicated, average annual total returns for Class Y shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. None of the Funds charges any Shareholder Fees for Class Y shares. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 1.62% for the quarter ended December 31, 2000 and the lowest was 0.12% for the quarter ended December 31, 2003.

–  4  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y*	0.59%	3.44%	4.19%
Salomon Smith Barney 3-Month Treasury Bill Index^	1.07%	3.50%	4.30%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow Class Y shares of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.55%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$56	$176	$307	$689

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  5  –

MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 4.05% for the quarter ended June 30, 1995 and the lowest was -1.61% for the quarter ended March 31, 1994.

–  6  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes
Class Y*	3.50%	5.39%	5.50%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	5.73%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	3.50%	5.39%	5.51%
Return After Taxes on Distributions – Class Y	2.04%	3.32%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	2.27%	3.31%	3.40%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	.59%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$60	$189	$329	$737

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  7  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  8  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.75%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.68%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$69	$233

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.88% for the quarter ended September 30, 2002 and the lowest was 0.29% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class Y*	7.11%	9.51%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  9  –

MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing the the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 6.52% for the quarter ended June 30, 1995 and the lowest was -3.54% for the quarter ended March 31, 1994.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y*	5.23%	6.01%	6.36%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	5.23%	6.01%	6.38%
Return After Taxes on Distributions – Class Y	2.79%	3.72%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.54%	3.72%	4.02%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses(1)	.64%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  11  –

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was 0.10% for the quarter ended June 30, 2001.

–  12  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class Y	8.41%	6.51%
Return After Taxes on Distributions – Class Y	7.37%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	5.53%	4.29%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.24%
Total Annual Fund Operating Expenses(1)	.74%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$76	$237	$411	$917

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 10.12% for the quarter ended June 30, 2003 and the lowest was -9.65% for the quarter ended September 30, 2002.

–  14  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class Y*	18.02%	-	0.84%	6.01%
S&P 500® Index^	28.67%	-	0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%		2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%		6.62%	6.95%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/1/98)
Return Before Taxes – Class Y	18.02%	-	0.84%		1.38%
Return After Taxes on Distributions –Class Y	17.39%	-	2.72%	-	0.74%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	11.93%	-	1.48%		0.28%
S&P 500® Index^	28.67%	-	0.57%		3.79%
Lipper Balanced Fund Index^^	19.94%		2.95%		4.92%
Lehman Brothers Aggregate Bond Index^^^	4.11%		6.62%		6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.28%
Total Annual Fund Operating Expenses(1)	.76%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$243	$422	$941

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.34%
Total Annual Fund Operating Expenses	.94%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.81%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  16  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$83	$287

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.80%, 2Q 2003	-22.07%, 3Q 2002
Western Composite	7.27%, 2Q 1995	-2.83%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class Y*	38.13%	6.98%	10.87%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years
Western Composite
Class Y*	9.02%	7.46%	7.65%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar charts are based on Class Y expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 16.42% for the quarter ended December 31, 1998 and the lowest was -18.36% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class Y*	27.57%	-	2.33%	8.10%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/1/98)
Return Before Taxes – Class Y	27.57%	-	2.33%		0.58%
Return After Taxes on Distributions –Class Y	26.94%	-	4.73%	-	1.99%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	17.87%	-	2.62%	-	0.24%
S&P 500® Index^	28.67%	-	0.57%		3.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	.69%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$221	$384	$858

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 17.20% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.02% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class Y	29.82%	1.01%
Return After Taxes on Distributions – Class Y	29.64%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	19.63%	0.76%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)(2)	.84%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$86	$268	$466	$1,036

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.32% for the quarter ended June 30, 2003 and the lowest was -20.04% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite Class Y*	29.98%	6.63%	12.12%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 15.56% for the quarter ended June 30, 2003 and the lowest quarterly return was -18.23% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class Y	26.40%	-	0.51%
Return After Taxes on Distributions – Class Y	26.17%	-	0.81%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	17.46%	-	0.58%
Russell 1000® Value Index^	30.03%		1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses(1)	.88%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$90	$281	$487	$1,083

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 17.17% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.43% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class Y	30.04%	-1.06%
Return After Taxes on Distributions – Class Y	29.91%	-1.27%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	19.70%	-1.01%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.85%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$87	$271	$471	$1,048

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.44% for the quarter ended December 31, 1998 and the lowest was -14.50% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Davis Composite Class Y*	32.07%		4.65%	13.01%
S&P 500® Index^	28.67%	-	0.57%	11.06%

*Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 117). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk,
Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 21.09% for the quarter ended December 31, 1998 and the lowest was -17.31% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns*

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes
Class Y†	28.10%	-1.05%	10.42%
S&P 500® Index^	28.67%	-0.57%	11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

† Performance for Class Y shares of the Fund prior to March 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (3/1/98)
Return Before Taxes – Class Y	28.10%	-	1.05%	1.96%
Return After Taxes on Distributions – Class Y	27.89%		-1.49%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	18.53%		-1.09%	1.46%
S&P 500® Index^	28.67%		-0.57%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	.45%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$46	$144	$252	$566

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 13.40% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.14% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class Y	24.26%	-	6.44%
Return After Taxes on Distributions – Class Y	24.21%	-	6.47%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	15.83%	-	5.44%
S&P 500® Index^	28.67%	-	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses(1)	1.02%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$104	$325	$563	$1,246

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.33% for the quarter ended December 31, 1998 and the lowest was -18.44% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
FMR Composite Class Y*	24.48%	-	2.93%	9.09%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The performance is of the Fidelity Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 12.41% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.41% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class Y	22.04%	-	7.56%
Return After Taxes on Distributions – Class Y	22.01%	-	7.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	14.36%	-	6.39%
S&P 500® Index^	28.67%	-	0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses	.94%

Expense Reimbursement(1)	(.06%	)
Net Fund Expenses(2)	.88%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$90	$294	$514	$1,148

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Alliance Capital Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.93% for the quarter ended December 31, 1998 and the lowest was -17.54% for the quarter ended September 30, 2001.

Alliance Capital Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Alliance Capital Composite Class Y*	23.70%	-	5.28%	10.00%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 14.74% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.30% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class Y	23.20%	-4.30%
Return After Taxes on Distributions – Class Y	23.20%	-4.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	15.08%	-3.90%
S&P 500® Index^	28.67%	-2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses(1)	.86%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$88	$274	$477	$1,059

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.31% for the quarter ended December 31, 1999 and the lowest was -22.37% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
MFS Composite Class Y*	23.76%	-	3.13%	10.11%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 19.86% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.38% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class Y	31.33%	-17.00%
Return After Taxes on Distributions – Class Y	31.33%	-17.03%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	20.37%	-13.85%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

	Class Y

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.24%
Total Annual Fund Operating Expenses	.97%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	.89%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$91	$301	$528	$1,181

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.73% for the quarter ended December 31, 1998 and the lowest was -23.34% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite Class Y*	35.74%	-	0.40%	14.72%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 117). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 34.75% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.19% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class Y	48.63%	-23.22%
Return After Taxes on Distributions – Class Y	48.63%	-23.22%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	31.61%	-18.49%
NASDAQ 100 Index®^	49.12%	-22.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.62%
Total Annual Fund Operating Expenses(1)	.77%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$79	$246	$428	$953

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 23.22% for the quarter ended June 30, 2003 and the lowest quarterly return was -14.26% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class Y	45.71%	17.83%
Return After Taxes on Distributions – Class Y	44.67%	17.18%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	29.86%	15.20%
Russell 2500 Index^	45.51%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.89%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$91	$284	$493	$1,095

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.71% for the quarter ended June 30, 2003 and the lowest was -18.27% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class Y*	41.22%	14.29%	16.42%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 20.22% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.75% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class Y	39.16%	10.06%
Return After Taxes on Distributions – Class Y	39.05%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	25.60%	8.53%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses	1.11%

Expense Reimbursement(1)	(.02%	)
Net Fund Expenses(2)	1.09%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$111	$351	$609	$1,348

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.49%, 2Q 1999	-22.36%, 3Q 2002
T. Rowe Price Account	19.84%, 2Q 1999	-19.83%, 3Q 1998

Clover and T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/96)
Clover Composite Class Y*	45.67%	15.93%	14.85%
Russell 2000 Index^	47.26%	7.13%	8.60%
T. Rowe Account			(4/97)
Class Y*	23.75%	11.63%	11.47%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The T. Rowe Price Account represents the performance of a single, separately-managed private account. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 18.66% for the quarter ended June 30, 1997 and the lowest was -19.03% for the quarter ended September 30, 1998.

–  42  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y*	31.91%	6.31%	8.91%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	31.91%	6.31%	3.54%
Return After Taxes on Distributions – Class Y	31.88%	4.47%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	20.79%	4.53%	2.09%
Russell 2000 Index^	47.26%	7.13%	5.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses(1)	.79%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$81	$252	$439	$977

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 17.72% for the quarter ended December 31, 2001 and the lowest was -27.40% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class Y	30.76%	-3.23%
Return After Taxes on Distributions – Class Y	30.76%	-4.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	19.99%	-3.08%
Russell 2500 Index^	45.51%	9.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.90%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$92	$287	$498	$1,106

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Navellier Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.14% for the quarter ended December 31, 1999 and the lowest was -20.83% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts Class Y*	32.76%	12.72%	14.84%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 20.79% for the quarter ended December 31, 2001 and the lowest quarterly return was -18.80% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class Y	38.12%	3.57%
Return After Taxes on Distributions – Class Y	38.12%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	24.78%	3.05%
S&P MidCap 400 Index^	35.59%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.95%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$97	$303	$525	$1,165

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

T. Rowe Price Prior Performance

for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.78%, 4Q 1998	-	18.91%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.78%, 4Q 1999	-	25.18%, 3Q 2001

T. Rowe Price Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund Class Y*	37.26%	7.26%	13.70%
T. Rowe Price Composite Class Y*	36.59%	8.35%	12.80%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index—as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 22.70% for the quarter ended December 31, 2001 and the lowest was -24.77% for the quarter ended September 30, 2001.

–  48  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class Y	43.97%	6.18%
Return After Taxes on Distributions – Class Y	43.97%	5.86%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	28.58%	5.15%
Russell 2000 Index^	47.26%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses(1)	1.11%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$113	$353	$611	$1,349

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management and Waddell & Reed

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abram’s approach)	35.17%, 4Q 1999	-22.20%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.23%, 4Q 1999	-24.16%, 3Q 2001
Waddell & Reed Composite	44.10%, 4Q 1999	-22.24%, 3Q 2001

Wellington Management and Waddell & Reed Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abram’s approach) Class Y*	56.08%	18.00%	15.10%
Russell 2000 Index^	47.26%	7.13%	9.34%

			(1/98)
Wellington Management Composite (for Steven Angeli’s approach) Class Y*	56.54%	6.63%	10.35%
Russell 2000 Index^	47.26%	7.13%	5.45%

			Ten Years
Waddell & Reed Composite Class Y*	38.81%	12.89%	20.12%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 29.94% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.88% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class Y	60.75%	6.22%
Return After Taxes on Distributions – Class Y	58.38%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	39.69%	4.89%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  50  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.18%

Expense Reimbursement(1)	(.09%	)
Net Fund Expenses(2)	1.09%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$111	$366	$640	$1,421

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Mazama and MTB Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.58%, 4Q 2001	-	34.82%, 3Q 2001
MTB Composite	82.53%, 4Q 1999	-	23.70%, 3Q 2002

Mazama and MTB Average Annual

Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite Class Y*	75.67%	10.57%	13.58%
Russell 2000 Index^	47.26%	7.13%	9.47%
			Since Inception (8/95)
MTB Composite Class Y*	53.62%	19.38%	17.54%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 30.57% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.63% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class Y	45.94%	-16.27%
Return After Taxes on Distributions – Class Y	45.94%	-16.27%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	29.86%	-13.27%
Russell 2000 Index^	47.26%	4.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses(1)	1.08%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$110	$344	$595	$1,315

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.70% for the quarter ended December 31, 1999 and the lowest was -30.96% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite Class Y*	47.84%	6.45%	13.10%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 39.43% for the quarter ended December 31, 1999 and the lowest was -29.42% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y*	50.60%	2.77%	5.04%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Performance for Class Y shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	50.60%	2.77%	3.12%
Return After Taxes on Distributions – Class Y	50.62%	1.19%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	33.20%	1.81%	1.76%
MSCI EAFE^	38.59%	-0.05%	3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses(1)	1.12%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$114	$356	$617	$1,361

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries of regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 20.79% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.24% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class Y	30.88%	-1.24%
Return After Taxes on Distributions – Class Y	30.97%	-1.21%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	20.33%	-0.99%
MSCI EAFE^	38.59%	-0.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  56  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	1.34%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$137	$425	$734	$1,610

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris and American Century Prior Performance

for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.64%, 2Q 2003	-23.00%, 3Q 2002
American Century Composite	48.33%, 4Q 1999	-19.76%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years

Harris Composite Class Y*	37.78%	13.42%	8.78%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite Class Y*	25.39%	0.44%	6.13%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  57  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

–  58  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  59  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  60  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  61  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.21%
Total Annual Fund Operating Expenses	.26%

Expense Reimbursement(2)	(.11%	)
Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.17%
Total Annual Fund Operating Expenses	.22%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.15%
Total Annual Fund Operating Expenses	.20%

Expense Reimbursement(2)	(.05%	)
Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  62  –

Destination Retirement 2030

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.16%
Total Annual Fund Operating Expenses	.21%

Expense Reimbursement(2)	(.06%	)
Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.23%

Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class Y

Destination Retirement Income	.82%

Destination Retirement 2010	.86%

Destination Retirement 2020	.92%

Destination Retirement 2030	1.02%

Destination Retirement 2040	1.06%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of a Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the

–  63  –

weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class Y	$84	$285

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class Y	$88	$289

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class Y	$94	$304

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class Y	$104	$338

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class Y	$108	$354

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

–  66  –

the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

–  67  –

than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  68  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

–  69  –

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

–  70  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for Class Y shares of the Funds were .0459% to .4744%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

–  71  –

Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

–  72  –

William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

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and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class Y shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y Shares.

Shareholder and Distribution Fees. The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, all of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class,

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subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would

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adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson. Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

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substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Class Y Shares.

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	7.11%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc/
MM Strategic Balanced Fund	38.13%	-2.29%	6.98%	10.87%

Western Asset Management Company/
MM Strategic Balanced Fund	9.02%	9.06%	7.46%	7.65%

Wellington Management Company, LLP/
MM Fundamental Value Fund	29.98%	1.39%	6.63%	12.12%

Davis Selected Advisers, L.P./
MM Large Cap Value Fund	32.07%	-1.10%	4.65%	13.01%

Fidelity Management & Research Company/
MM Blue Chip Growth Fund	24.48%	-8.06%	-2.93%	9.09%

Alliance Capital Management L.P./
MM Large Cap Growth Fund	23.70%	-11.14%	-5.28%	10.00%

Massachusetts Financial Services Company/
MM Growth Equity Fund	23.76%	-12.88%	-3.13%	10.11%

Sands Capital Management, Inc./
MM Aggressive Growth Fund	35.74%	-6.44%	-0.40%	14.72%

Harris Associates L.P./
MM Focused Value Fund	41.22%	16.42%	14.29%	16.42%

Clover Capital Management, Inc./
MM Small Company Value Fund	45.67%	13.48%	15.93%	N/A

T. Rowe Price Associates, Inc./
MM Small Company Value Fund	23.75%	10.97%	11.63%	N/A

Navellier & Associates, Inc./
MM Mid Cap Growth Equity Fund	32.76%	-7.57%	12.72%	N/A

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Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

T. Rowe Price Associates, Inc./
(Brian Berghuis’ approach)
MM Mid Cap Growth Equity II Fund	37.26%	2.23%	7.26%	13.70%

T. Rowe Price Associates, Inc./
(Donald Peters’ approach)
MM Mid Cap Growth Equity II Fund	36.59%	-2.82%	8.35%	12.80%

Waddell & Reed Investment Management Company/
MM Small Cap Growth Equity Fund	38.81%	1.27%	12.89%	20.12%

Wellington Management Company, LLP/
(Kenneth Abrams’ approach)
MM Small Cap Growth Equity Fund	56.08%	7.80%	18.00%	N/A

Wellington Management Company, LLP/
(Steven Angeli’s approach)
MM Small Cap Growth Equity Fund	56.54%	-2.78%	6.63%	N/A

MTB Investment Advisors, Inc./
MM Small Company Growth Fund	53.62%	1.27%	19.38%	N/A

Mazama Capital Management, Inc./
MM Small Company Growth Fund	75.67%	4.66%	10.57%	13.58%

RS Investment Management, L.P./
MM Emerging Growth Fund	47.84%	-13.09%	6.45%	13.10%

American Century Investment Management, Inc./
MM Overseas Fund	25.39%	-9.87%	0.44%	6.13%

Harris Associates L.P./
MM Overseas Fund	37.78%	6.10%	13.42%	8.78%

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00	$1.00		$0.99		$0.98

Income (loss) from investment operations:
Net investment income	0.01	***	0.01 ***	0.04	***	0.06	***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00	††	0.01	0.00	††	(0.00	)††	(0.01)

Total income from investment operations	0.01		0.02	0.04		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)
From net realized gains	(0.00	)††	-	-		-		-

Total distributions	(0.01)		(0.02)	(0.04)		(0.05)		(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$0.99

Total Return(a)	0.59%		1.33%	4.04%		6.25%		5.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$90,362		$107,089	$84,481		$62,858		$33,392
Net expenses to average daily net assets	0.55%		0.55%	0.56%		0.55%		0.57%
Net investment income to average daily net assets	0.59%		1.31%	3.87%		6.15%		5.60%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net realized and unrealized gain (loss) on investments and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.37	$10.05	$9.99	$9.96	$10.31

Income (loss) from investment operations:
Net investment income	0.38 ***	0.44 ***	0.53 ***	0.65 ***	0.57 ***
Net realized and unrealized gain (loss) on investments	(0.02)	0.34	0.10	(0.01)	(0.27)

Total income from investment operations	0.36	0.78	0.63	0.64	0.30

Less distributions to shareholders:
From net investment income	(0.43)	(0.46)	(0.57)	(0.61)	(0.64)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.43)	(0.46)	(0.57)	(0.61)	(0.65)

Net asset value, end of period	$10.30	$10.37	$10.05	$9.99	$9.96

Total Return(a)	3.50%	7.73%	6.35%	6.44%	3.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,458	$42,750	$14,733	$6,644	$1,808
Net expenses to average daily net assets	0.59%	0.59%	0.59%	0.58%	0.61%
Net investment income to average daily net assets	3.60%	4.24%	5.08%	6.26%	5.45%
Portfolio turnover rate	41%	19%	24%	55%	59%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  90  –

CORE BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.25	$10.82	$10.68	$10.12	$11.06

Income (loss) from investment operations:
Net investment income	0.41 ***	0.54 ***	0.62 ***	0.68 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	0.17	0.40	0.21	0.43	(0.92)

Total income (loss) from investment operations	0.58	0.94	0.83	1.11	(0.24)

Less distributions to shareholders:
From net investment income	(0.67)	(0.48)	(0.60)	(0.55)	(0.69)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.82)	(0.51)	(0.69)	(0.55)	(0.70)

Net asset value, end of period	$11.01	$11.25	$10.82	$10.68	$10.12

Total Return(a)	5.23%	8.61%	7.84%	11.01%	(2.16)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153,913	$172,997	$108,395	$49,579	$19,471
Net expenses to average daily net assets	0.64%	0.64%	0.65%	0.64%	0.65%
Net investment income to average daily net assets	3.58%	4.79%	5.49%	6.37%	6.29%
Portfolio turnover rate	146%	187%	68%	39%	61%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  91  –

DIVERSIFIED BOND FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.07	$9.70	$9.58	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.47 ***	0.50 ***	0.61 ***	0.65	***	0.42	***
Net realized and unrealized gain (loss) on investments	0.39	0.30	0.06	0.02		(0.45)

Total income (loss) from investment operations	0.86	0.80	0.67	0.67		(0.03)

Less distributions to shareholders:
From net investment income	(0.29)	(0.43)	(0.55)	(0.65)		(0.41)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.43)	(0.55)	(0.65)		(0.41)

Net asset value, end of period	$10.61	$10.07	$9.70	$9.58		$9.56

Total Return(a)	8.41%	8.30%	6.96%	7.15%		(0.26)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,975	$3,979	$313	$231		$146
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	0.75%	0.71%	0.73%		0.80%	*
After expense waiver#	N/A	0.74%	0.69%	0.72%		N/A
Net investment income to average daily net assets	4.44%	4.99%	6.10%	6.64%		6.35%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  92  –

BALANCED FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.94	$9.25	$10.14	$13.24	$14.20

Income (loss) from investment operations:
Net investment income	0.18 ***	0.21 ***	0.25 ***	0.42 ***	0.46 ***
Net realized and unrealized gain (loss) on investments	1.25	(1.29)	(0.88)	(0.44)	(0.71)

Total income (loss) from investment operations	1.43	(1.08)	(0.63)	(0.02)	(0.25)

Less distributions to shareholders:
From net investment income	(0.19)	(0.23)	(0.26)	(0.23)	(0.49)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.19)	(0.23)	(0.26)	(3.08)	(0.71)

Net asset value, end of period	$9.18	$7.94	$9.25	$10.14	$13.24

Total Return(a)	18.02%	(11.64)%	(6.19)%	(0.22)%	(1.77)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,138	$2,438	$3,087	$3,587	$59,381
Net expenses to average daily net assets	0.76%	0.76%	0.76%	0.74%	0.75%
Net investment income to average daily net assets	2.09%	2.48%	2.62%	3.20%	3.23%
Portfolio turnover rate	95%	94%	85%	100%	19%

***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  93  –

CORE VALUE EQUITY FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.10	$8.84	$12.82	$16.35	$18.39

Income (loss) from investment operations:
Net investment income	0.12 ***	0.09 ***	0.10 ***	0.18 ***	0.23 ***
Net realized and unrealized gain (loss) on investments	1.82	(1.72)	(1.96)	0.26	(0.73)

Total income (loss) from investment operations	1.94	(1.63)	(1.86)	0.44	(0.50)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.11)	(0.21)	(0.31)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.12)	(3.97)	(1.54)

Net asset value, end of period	$8.93	$7.10	$8.84	$12.82	$16.35

Total Return(a)	27.57%	(18.46)%	(14.59)%	2.85%	(2.71)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,850	$8,755	$14,066	$19,340	$20,262
Net expenses to average daily net assets	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	1.58%	1.14%	0.92%	1.16%	1.26%
Portfolio turnover rate	64%	62%	99%	69%	10%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  94  –

FUNDAMENTAL VALUE FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.80		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.14	***	0.12 ***	-
Net realized and unrealized gain (loss) on investments	2.19		(2.26)	-

Total income (loss) from investment operations	2.33		(2.14)	-

Less distributions to shareholders:
From net investment income	(0.10)		(0.06)	-

Net asset value, end of period	$10.03		$7.80	$10.00

Total Return(a)	29.82%		(21.41)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$82,989		$40,511	$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%		0.87%	-
After expense waiver#	0.82%	(b)	0.81% (b)	-
Net investment income to average daily net assets	1.60%		1.44%	-
Portfolio turnover rate	28%		38%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  95  –

VALUE EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.68		$9.35	$10.00

Income (loss) from investment operations:
Net investment income	0.12	***	0.10 ***	0.06	***
Net realized and unrealized gain (loss) on investments	1.91		(1.67)	(0.67)

Total income (loss) from investment operations	2.03		(1.57)	(0.61)

Less distributions to shareholders:
From net investment income	(0.12)		(0.10)	(0.04)

Net asset value, end of period	$9.59		$7.68	$9.35

Total Return(a)	26.40%		(16.87)%	(6.12)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,378		$7,543	$5,977
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.90%	0.90%	*
After expense waiver#	0.86%	(b)	0.89%	0.90%	*
Net investment income to average daily net assets	1.42%		1.18%	0.93%	*
Portfolio turnover rate	66%		105%	62%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  96  –

LARGE CAP VALUE FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.27		$8.77	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.07	***	0.05 ***	0.05 ***	0.06	***
Net realized and unrealized gain (loss) on investments	2.11		(1.50)	(1.18)	(0.07)

Total income (loss) from investment operations	2.18		(1.45)	(1.13)	(0.01)

Less distributions to shareholders:
From net investment income	(0.06)		(0.05)	(0.04)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.06)		(0.05)	(0.04)	(0.05)

Net asset value, end of period	$9.39		$7.27	$8.77	$9.94

Total Return(a)	30.04%		(16.52)%	(11.34)%	(0.08)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,751		$39,762	$52,286	$10,076
Net expenses to average daily net assets	0.85%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%		0.84%	0.85%	0.84%	*
After expense waiver#	0.84%	(b)	0.83% (b)	0.84%	N/A
Net investment income to average daily net assets	0.85%		0.66%	0.52%	0.93%	*
Portfolio turnover rate	7%		25%	20%	11%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  97  –

INDEXED EQUITY FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.12	$10.60	$12.21	$13.81	$11.79		$10.00

Income (loss) from investment operations:
Net investment income	0.12 ***	0.11 ***	0.10 ***	0.11 ***	0.11	***	0.12 ***
Net realized and unrealized gain (loss) on investments	2.16	(2.49)	(1.61)	(1.41)	2.18		1.78

Total income (loss) from investment operations	2.28	(2.38)	(1.51)	(1.30)	2.29		1.90

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.10)	(0.11)	(0.12)		(0.11)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.11)	(0.10)	(0.10)	(0.30)	(0.27)		(0.11)

Net asset value, end of period	$10.29	$8.12	$10.60	$12.21	$13.81		$11.79

Total Return(a)	28.10%	(22.47)%	(12.37)%	(9.46)%	19.46%	**	18.98%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$299,713	$198,240	$172,244	$115,648	$46,253		$859
Net expenses to average daily net assets	0.45%	0.45%	0.45%	0.44%	0.44%	*	0.52%
Net investment income to average daily net assets	1.34%	1.18%	0.90%	0.80%	1.01%	*	1.09%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
++	For the period from March 1, 1999 through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  98  –

BLUE CHIP GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.77		$9.10		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01	***	(0.00	)***†

Net realized and unrealized gain (loss) on investments	1.62		(2.34)		(0.90)

Total income (loss) from investment operations	1.64		(2.33)		(0.90)

Less distributions to shareholders:
From net investment income	(0.02)		(0.00	)††	-

Net asset value, end of period	$8.39		$6.77		$9.10

Total Return(a)	24.26%		(25.56)%		(9.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,626		$827		$617
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%		1.01%		1.02%	*
After expense waiver#	1.01%	(b)	1.01%		1.01%	*

Net investment income (loss) to average daily net assets	0.26%		0.12%		(0.02)%	*
Portfolio turnover rate	23%		30%		27%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
††	Distributions from net investment income is less than $0.01 per share.
+	For the period from June 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  99  –

LARGE CAP GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***	-
Net realized and unrealized gain (loss) on investments	1.53		(2.99)		-

Total income (loss) from investment operations	1.54		(3.00)		-

Less distributions to shareholders:
From net investment income	(0.01)		-		-

Net asset value, end of period	$8.53		$7.00		$10.00

Total Return(a)	22.04%		(30.00)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,697		$78		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%		1.00%		-
After expense waiver#	0.86%	(b)	0.82%	(b)	-
Net investment income (loss) to average daily net assets	0.08%		(0.11)%		-
Portfolio turnover rate	47%		56%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  100  –

GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.12		$8.47		$11.31		$12.93		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)***††	0.00	***††	0.00	***††	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.41		(2.35)		(2.84)		(0.71)		2.98

Total income (loss) from investment operations	1.42		(2.35)		(2.84)		(0.71)		2.96

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.54		$6.12		$8.47		$11.31		$12.93

Total Return(a)	23.20%		(27.75)%		(25.11)%		(5.69)%		29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$101,937		$70,469		$81,552		$49,165		$34,170
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%		0.86%		0.87%		0.89%		1.12%	*
After expense waiver#	0.77%	(b)	0.82%	(b)	0.84%		0.87%		N/A
Net investment income (loss) to average daily net assets	0.10%		(0.03)%		0.04%		0.01%		(0.26)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
††	Net investment income (loss) is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  101  –

AGGRESSIVE GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.83		$5.31		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	1.21		(1.47)		(2.46)		(2.24)

Total income (loss) from investment operations	1.20		(1.48)		(2.46)		(2.21)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$5.03		$3.83		$5.31		$7.77

Total Return(a)	31.33%		(27.87)%		(31.66)%		(22.06)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17,333		$10,145		$12,095		$2,295
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.97%		0.96%		0.95%	*
After expense waiver#	0.93%	(c)	0.94%	(c)	0.94%		N/A
Net investment income (loss) to average daily net assets	(0.16)%		(0.16)%		(0.02)%		0.52%	*
Portfolio turnover rate	93%		112%		112%		48%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  102  –

OTC 100 FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.54		$4.11		$6.10		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.26		(1.56)		(1.97)		(3.87)

Total income (loss) from investment operations	1.25		(1.57)		(1.99)		(3.90)

Net asset value, end of period	$3.79		$2.54		$4.11		$6.10

Total Return(a)	48.63%		(37.96)%		(32.62)%		(39.00)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,827		$998		$350		$121
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		0.78%		0.71%		0.80%	*
After expense waiver#	0.73%		0.64%		0.67%		N/A
Net investment loss to average daily net assets	(0.45)%		(0.50)%		(0.50)%		(0.54)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  103  –

FOCUSED VALUE FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$12.03		$13.46	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.03 ***	0.02 ***	0.05	***
Net realized and unrealized gain (loss) on investments	5.50		(1.36)	3.30	0.52

Total income (loss) from investment operations	5.50		(1.33)	3.32	0.57

Less distributions to shareholders:
From net investment income	(0.00	)†	-	(0.02)	(0.05)
From net realized gains	(0.41)		(0.10)	(0.36)	-

Total distributions	(0.41)		(0.10)	(0.38)	(0.05)

Net asset value, end of period	$17.12		$12.03	$13.46	$10.52

Total Return(a)	45.71%		(9.85)%	31.60%	5.66%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,549		$45,302	$10,137	$502
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%		0.90%	0.89%	0.91%	*
After expense waiver#	0.89%	(b)	0.90% (b)	0.89%	N/A
Net investment income (loss) to average daily net assets	(0.01)%		0.24%	0.14%	0.75%	*
Portfolio turnover rate	31%		78%	53%	22%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

–  104  –

SMALL COMPANY VALUE FUND

	Class Y
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.66	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.06 ***	0.11 ***	-
Net realized and unrealized gain (loss) on investments	3.33	(1.40)	-

Total income (loss) from investment operations	3.39	(1.29)	-

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	-
From net realized gains	(0.02)	-	-

Total distributions	(0.06)	(0.05)	-

Net asset value, end of period	$11.99	$8.66	$10.00

Total Return(a)	39.16%	(12.92)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$46,409	$19,708	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.24%	-
After expense waiver#	1.01% (b)	0.92% (b)	-
Net investment income to average daily net assets	0.58%	1.32%	-
Portfolio turnover rate	58%	69%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  105  –

SMALL CAP EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.19		$12.66	$13.39	$13.56	$14.06

Income (loss) from investment operations:
Net investment income	0.02	***	0.03 ***	0.05 ***	0.08 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	3.22		(1.68)	0.44	1.79	(0.11)

Total income (loss) from investment operations	3.24		(1.65)	0.49	1.87	0.01

Less distributions to shareholders:
From net investment income	(0.02)		(0.04)	(0.07)	(0.09)	(0.15)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		(0.78)	(1.15)	(1.95)	(0.36)

Total distributions	(0.02)		(0.82)	(1.22)	(2.04)	(0.51)

Net asset value, end of period	$13.41		$10.19	$12.66	$13.39	$13.56

Total Return(a)	31.91%		(12.93)%	3.56%	14.02%	0.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,896		$14,820	$15,265	$7,444	$3,990
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%		0.79%	0.79%	0.78%	0.80%
After expense waiver	0.79%	(b)	0.79% (b)	N/A	N/A	N/A
Net investment income to average daily net assets	0.22%		0.27%	0.40%	0.54%	0.86%
Portfolio turnover rate	26%		49%	91%	61%	34%

***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  106  –

MID CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.95		$8.26		$11.75		$13.94		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.03	)***	(0.05	)***	(0.07	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	1.86		(2.28)		(3.44)		(0.85)		3.98

Total income (loss) from investment operations	1.83		(2.31)		(3.49)		(0.92)		3.94

Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.00)		(1.27)		-

Net asset value, end of period	$7.78		$5.95		$8.26		$11.75		$13.94

Total Return(a)	30.76%		(27.97)%		(29.67)%		(7.11)%		39.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$16,202		$9,379		$12,490		$48,079		$41,952
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%		0.90%		0.90%		0.92%		0.98%	*
After expense waiver#	0.86%	(b)	0.89%		0.87%		0.88%		N/A
Net investment loss to average daily net assets	(0.38)%		(0.50)%		(0.49)%		(0.50)%		(0.48)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

–  107  –

MID CAP GROWTH EQUITY II FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.21		$10.40		$10.51		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	(0.05	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	3.18		(2.15)		(0.06)		0.51

Total income (loss) from investment operations	3.13		(2.19)		(0.11)		0.51

Net asset value, end of period	$11.34		$8.21		$10.40		$10.51

Total Return(a)	38.12%		(21.06)%		(1.05)%		5.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,284		$27,835		$622		$267
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%		0.98%		0.95%		0.97%	*
After expense waiver#	0.94%	(b)	0.96%	(b)	0.95%		N/A
Net investment loss to average daily net assets	(0.53)%		(0.51)%		(0.48)%		(0.07)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  108  –

SMALL CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.87		$11.89		$13.43		$15.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)***	(0.07	)***	(0.03	)***	0.02 ***	0.01	***
Net realized and unrealized gain (loss) on investments	3.98		(2.95)		(1.51)		(2.10)	6.07

Total income (loss) from investment operations	3.90		(3.02)		(1.54)		(2.08)	6.08

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)	(0.01)
Tax return of capital	-		-		-		(0.00)†	-
From net realized gains	-		-		-		(0.37)	(0.17)

Total distributions	-		-		-		(0.39)	(0.18)

Net asset value, end of period	$12.77		$8.87		$11.89		$13.43	$15.90

Total Return(a)	43.97%		(25.40)%		(11.47)%		(13.44)%	60.71%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$87,801		$43,123		$44,759		$35,864	$12,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%		1.11%		1.11%		1.13%	1.31%	*
After expense waiver#	1.09%	(b)	1.10%	(b)	1.09%		1.10%	N/A
Net investment income (loss) to average daily net assets	(0.71)%		(0.68)%		(0.25)%		0.11%	0.14%	*
Portfolio turnover rate	56%		51%		114%		97%	68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  109  –

SMALL COMPANY GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.02		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	4.32		(2.94)		-

Total income (loss) from investment operations	4.27		(2.98)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-

Net asset value, end of period	$10.77		$7.02		$10.00

Total Return(a)	60.75%		(29.80)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,730		$10,545		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.18%		1.43%		-
After expense waiver#	0.95%	(b)	0.83%	(b)	-
Net investment loss to average daily net assets	(0.60)%		(0.52)%		-
Portfolio turnover rate	141%		150%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  110  –

EMERGING GROWTH FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.57		$6.15		$7.32		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.68		(2.54)		(1.14)		(2.66)

Total income (loss) from investment operations	1.64		(2.58)		(1.17)		(2.68)

Net asset value, end of period	$5.21		$3.57		$6.15		$7.32

Total Return(a)	45.94%		(41.95)%		(16.10)%		(26.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,051		$1,664		$3,309		$3,222
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%		1.06%		1.04%		1.06%	*
After expense waiver#	1.04%		0.99%		1.01%		N/A
Net investment loss to average daily net assets	(0.91)%		(0.83)%		(0.55)%		(0.35)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  111  –

INTERNATIONAL EQUITY FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$6.37		$9.18	$12.14	$16.95		$11.37

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08 ***	0.08 ***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	3.17		(2.81)	(3.01)	(1.58)		6.44

Total income (loss) from investment operations	3.22		(2.73)	(2.93)	(1.58)		6.43

Less distributions to shareholders:
From net investment income	(0.05)		(0.08)	(0.03)	(0.03)		(0.04)
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.05)		(0.08)	(0.03)	(3.23)		(0.85)

Net asset value, end of period	$9.54		$6.37	$9.18	$12.14		$16.95

Total Return(a)	50.60%		(29.82)%	(24.10)%	(8.97)%		57.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,227		$41,795	$51,999	$31,651		$9,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.12%	1.11%	1.18%		1.11%
After expense waiver#	1.10%	(b)	1.11% (b)	1.10%	N/A		N/A
Net investment income (loss) to average daily net assets	0.64%		1.07%	0.79%	0.02%		(0.09)%
Portfolio turnover rate	70%		40%	38%	69%		63%

***	Per share amount calculated on the average shares method.
†	Net investment income and tax return of capital are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  112  –

OVERSEAS FUND

	Class Y
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.36		$8.43		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	(0.00	)***†	0.00	***†
Net realized and unrealized gain (loss) on investments	2.25		(1.05)		(1.57)

Total income (loss) from investment operations	2.29		(1.05)		(1.57)

Less distributions to shareholders:
From net investment income	(0.04)		(0.02)		-
Tax return of capital	-		(0.00	)†	-

Total distributions	(0.04)		(0.02)		-

Net asset value, end of period	$9.61		$7.36		$8.43

Total Return(a)	30.88%		(12.34)%		(15.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$72,650		$19,204		$88
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.73%		1.90%	*
After expense waiver#	1.24%	(b)	1.22%	(b)	1.69%	*
Net investment income (loss) to average daily net assets	0.50%		(0.02)%		0.08%	*
Portfolio turnover rate	92%		138%		111%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income (loss) and tax return of capital are less than $0.01 per share.
+	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  113  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

–  114  –

purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also

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purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

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(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of

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their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class A shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc./Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

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Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund. In addition, where indicated, average annual total returns for Class A shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any Shareholder Fees, a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 1.51% for the quarter ended December 31, 2000 and the lowest was 0.03% for the quarter ended September 30, 2003 and December 31, 2003.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A*	0.20%	3.01%	3.73%
Salomon Smith Barney 3-Month Treasury Bill Index^	1.07%	3.50%	4.30%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow Class A shares of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	.95%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$97	$303	$525	$1,165

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  5  –

MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 3.94% for the quarter ended June 30, 1995 and the lowest was -1.72% for the quarter ended March 31, 1994.

–  6  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A*	-	0.44%	4.23%	4.69%
Lehman Brothers 1-3 Year Government Bond Index^		1.98%	5.51%	5.73%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges but does reflect the initial sales charge.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	-	0.44%	4.23%	4.47%
Return After Taxes on Distributions – Class A	-	1.76%	2.29%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.29%	2.39%	2.59%
Lehman Brothers 1-3 Year Government Bond Index^		1.98%	5.51%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	.99%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$448	$655	$878	$1,520

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  7  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  8  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.42%
Total Annual Fund Operating Expenses	1.15%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	1.08%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$581	$817

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.78% for the quarter ended September 30, 2002 and the lowest was 0.20% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class A*	1.64%	6.27%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  9  –

MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 6.41% for the quarter ended June 30, 1995 and the lowest was -3.65% for the quarter ended March 31, 1994.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A*	–0.21%	4.60%	5.41%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	–0.21%	4.60%	5.10%
Return After Taxes on Distributions – Class A	–2.42%	2.43%	2.92%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	0.00%	2.57%	3.00%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	1.04%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$577	$791	$1,022	$1,685

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  11  –

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was 0.10% for the quarter ended June 30, 2001.

–  12  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class A	2.83%	5.00%
Return After Taxes on Distributions – Class A	2.19%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	1.89%	3.11%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.39%
Total Annual Fund Operating Expenses(1)	1.14%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$586	$821	$1,073	$1,794

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 9.96% for the quarter ended June 30, 2003 and the lowest was -9.77% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class A*	10.73%	-	2.38%	4.95%
S&P 500® Index^	28.67%	-	0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%		2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%		6.62%	6.95%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  14  –

^^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/1/98)
Return Before Taxes – Class A	10.73%	-	2.38%		0.00%
Return After Taxes on Distributions – Class A	10.21%	-	4.34%	-	2.15%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	7.15%	-	2.81%	-	0.89%
S&P 500® Index^	28.67%	-	0.57%		3.79%
Lipper Balanced Fund Index^^	19.94%		2.95%		4.92%
Lehman Brothers Aggregate Bond Index^^^	4.11%		6.62%		6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.43%
Total Annual Fund Operating Expenses(1)	1.16%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$687	$923	$1,177	$1,902

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.49%
Total Annual Fund Operating Expenses	1.34%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	1.21%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  16  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$692	$964

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.71%, 2Q 2003	-22.19%, 3Q 2002
Western Composite	7.19%, 2Q 1995	-2.93%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund Class A*	29.82%	5.31%	9.81%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years
Western Composite Class A*	2.37%	5.80%	6.62%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar charts are based on Class A expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 16.30% for the quarter ended December 31, 1998 and the lowest was -18.36% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A*	19.60%	-3.87%	7.02%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes –Class A	19.60%	-3.87%	-0.82%
Return After Taxes on Distributions –Class A	19.01%	-6.21%	-3.31%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	12.70%	-3.85%	-1.36%
S&P 500® Index^	28.67%	-0.57%	3.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	1.09%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$903	$1,142	$1,827

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 17.12% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.15% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class A	21.91%	-	2.25%
Return After Taxes on Distributions – Class A	21.78%	-	2.40%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	14.42%	-	1.98%
S&P 500® Index^	28.67%	-	0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)(2)	1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$947	$1,218	$1,988

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.23% for the quarter ended June 30, 2003 and the lowest was -20.15% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Wellington Management Composite Class A*	22.13%		4.97%	11.05%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term. FMR normally invests at least 80% of the Fund’s assets in equity securities.

FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 15.33% for the quarter ended June 30, 2003 and the lowest quarterly return was -18.30% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class A	18.68%	-	3.06%
Return After Taxes on Distributions – Class A	18.50%	-	3.28%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	12.38%	-	2.70%
Russell 1000® Value Index^	30.03%		1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	1.29%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$700	$962	$1,243	$2,041

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 16.96% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.59% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class A	22.18%	-	3.03%
Return After Taxes on Distributions – Class A	22.12%	-	3.15%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	14.51%	-	2.62%
S&P 500® Index^	28.67%	-	5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.25%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$696	$950	$1,223	$1,998

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.34% for the quarter ended December 31, 1998 and the lowest was -14.58% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Davis Composite Class A*	24.10%		3.03%	11.94%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 120). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 21.09% for the quarter ended December 31, 1998 and the lowest was -17.43% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns*

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A+	20.21%	-	2.63%	9.34%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

+ Performance for Class A shares of the Fund prior to March 1, 1998 is based on Class S shares adjusted to reflect Class A expenses.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (3/1/98)
Return Before Taxes –Class A	20.21%	-	2.63%	0.52%
Return After Taxes on Distributions – Class A	20.06%	-	2.99%	0.18%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	13.33%	-	2.37%	0.29%
S&P 500® Index^	28.67%	-	0.57%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.50%
Total Annual Fund Operating Expenses(1)	.85%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$657	$831	$1,020	$1,563

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 13.18% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.22% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class A	16.95%	-8.89%
Return After Taxes on Distributions – Class A	16.93%	-8.90%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	11.04%	-7.47%
S&P 500® Index^	28.67%	-3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.39%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$991	$1,293	$2,146

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.24% for the quarter ended December 31, 1998 and the lowest was -18.54% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
FMR Composite Class A*	16.96%	-4.72%	7.83%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The performance is of the Fidelity Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 12.17% the quarter ended June 30, 2003 and the lowest quarterly return was -17.53% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class A	14.59%	-10.59%
Return After Taxes on Distributions – Class A	14.59%	-10.59%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	9.49%	-8.92%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.34%

Expense Reimbursement(1)	(.06%	)
Net Fund Expenses(2)	1.28%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$971	$1,262	$2,089

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Alliance Capital Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.85% for the quarter ended December 31, 1998 and the lowest was -17.65% for the quarter ended September 30, 2001.

Alliance Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Alliance Capital
Composite Class A*	16.21%	-	6.80%	8.94%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 14.62% for the quarter ended December 31, 2001 and June 30, 2003 and the lowest quarterly return was -21.46% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class A	15.44%	-5.88%
Return After Taxes on Distributions – Class A	15.44%	-6.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	10.04%	-5.19%
S&P 500® Index^	28.67%	-2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.33%
Total Annual Fund Operating Expenses(1)	1.26%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$697	$953	$1,228	$2,009

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.22% for the quarter ended December 31, 1999 and the lowest was -22.48% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite Class A*	16.26%	-4.68%	9.03%
S&P 500® Index^	28.67%	-0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 19.73% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.45% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class A	23.08%	-18.66%
Return After Taxes on Distributions – Class A	23.08%	-18.68%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	15.00%	-15.11%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.39%
Total Annual Fund Operating Expenses	1.37%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$700	$978	$1,276	$2,119

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.65% for the quarter ended December 31, 1998 and the lowest was –23.44% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite
Class A*	27.56%	-	1.99%	13.63%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 120). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 34.65% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.34% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class A	39.55%	-	24.72%
Return After Taxes on Distributions – Class A	39.55%	-	24.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	25.71%	-	19.57%
NASDAQ 100 Index®^	49.12%	-	22.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.77%
Total Annual Fund Operating Expenses(1)	1.17%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$688	$926	$1,183	$1,913

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 23.10%% for the quarter ended June 30, 2003 and the lowest quarterly return was -14.34% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class A	36.77%	15.50%
Return After Taxes on Distributions – Class A	35.78%	14.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	24.04%	13.15%
Russell 2500 Index^	45.51%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(1)	1.30%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$701	$965	$1,248	$2,051

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.63% for the quarter ended June 30, 2003 and the lowest was -18.37% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class A*	32.73%	12.54%	15.32%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 20.12% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.88% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class A	30.65%	6.45%
Return After Taxes on Distributions – Class A	30.60%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	20.00%	5.47%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.51%

Expense Reimbursement(1)	(.02%	)
Net Fund Expenses(2)	1.49%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,024	$1,351	$2,270

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.40%, 2Q 1999	-22.47%, 3Q 2002
T. Rowe Price Account	19.73%, 2Q 1999	-19.93%, 3Q 1998

Clover and T. Rowe Price Average Annual

Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception
Clover Composite Class A*	36.92%	14.16%	(3/96) 13.58%
Russell 2000 Index^	47.26%	7.13%	8.60%
T. Rowe Account Class A*	16.26%	9.92%	(4/97) 9.89%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The T. Rowe Price Account represents the performance of a single, separately-managed private account. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 18.54% for the quarter ended June 30, 1997 and the lowest was -19.16% for the quarter ended September 30, 1998.

–  42  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A*	23.86%	4.64%	7.82%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	23.86%	4.64%	2.12%
Return After Taxes on Distributions – Class A	23.86%	2.93%	0.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	15.51%	3.16%	0.96%
Russell 2000 Index^	47.26%	7.13%	5.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(1)	1.19%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$932	$1,193	$1,934

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 17.70% for the quarter ended December 31, 2001 and the lowest was -27.53% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class A	22.63%	-	4.82%
Return After Taxes on Distributions – Class A	22.63%	-	5.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	14.71%	-	4.38%
Russell 2500 Index^	45.51%		9.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.30%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$701	$965	$1,248	$2,051

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Navellier Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.08% for the quarter ended December 31, 1999 and the lowest was -20.94% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts Class A*	24.75%	10.97%	13.46%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 20.68% for the quarter ended December 31, 2001 and the lowest quarterly return was –18.96% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class A	29.58%	1.44%
Return After Taxes on Distributions – Class A	29.58%	1.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	19.23%	1.23%
S&P MidCap 400 Index^	35.59%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.35%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$979	$1,273	$2,104

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

T. Rowe Price

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.68%, 4Q 1998	-	19.01%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.70%, 4Q 1999	-	25.27%, 3Q 2001

T. Rowe Price Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund
Class A*	28.99%	4.85%	11.80%
T. Rowe Price Composite
Class A*	28.38%	6.69%	11.74%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index – as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 22.56% for the quarter ended December 31, 2001 and the lowest was -24.84% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class A	35.20%	4.43%
Return After Taxes on Distributions – Class A	35.20%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	22.88%	3.64%
Russell 2000 Index^	47.26%	6.97%

–  48  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.51%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$721	$1,026	$1,352	$2,271

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management and Waddell & Reed

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abrams’ approach)	35.09%, 4Q 1999	-22.28%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.15%, 4Q 1999	-24.26%, 3Q 2001
Waddell & Reed Composite	44.03%, 4Q 1999	-22.33%, 3Q 2001

Wellington Management and Waddell & Reed

Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abrams’ approach) Class A*	46.73%	16.19%	13.99%
Russell 2000 Index^	47.26%	7.13%	9.34%

			(1/98)
Wellington Management Composite (for Steven Angeli’s approach) Class A*	47.17%	4.95%	8.85%
Russell 2000 Index^	47.26%	7.13%	5.45%

			Ten Years
Waddell & Reed Composite Class A*	30.45%	11.09%	18.96%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 29.97% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.05% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class A	50.73%	2.67%
Return After Taxes on Distributions – Class A	48.49%	1.90%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	33.17%	1.86%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  50  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.48%
Total Annual Fund Operating Expenses	1.58%

Expense Reimbursement(1)	.09%
Net Fund Expenses(2)	1.49%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,038	$1,379	$2,336

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Mazama and MTB Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.46%, 4Q 2001	-34.89%, 3Q 2001
MTB Composite	82.46%, 4Q 1999	-23.81%, 3Q 2002

Mazama and MTB Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite Class A*	65.20%	8.85%	12.49%
Russell 2000 Index^	47.26%	7.13%	9.47%

			Since Inception (8/95)
MTB Composite Class A*	44.41%	17.54%	16.29%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 30.28% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.62% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class A	36.80%	-17.96%
Return After Taxes on Distributions – Class A	36.80%	-17.96%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	23.92%	-14.57%
Russell 2000 Index^	47.26%	4.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.48%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,017	$1,338	$2,240

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.65% for the quarter ended December 31, 1999 and the lowest was -31.06% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite Class A*	38.95%	4.76%	11.98%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 39.30% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class A*	41.18%		1.14%	3.98%
MSCI EAFE^	38.59%	-	0.05%	4.47%

* Performance for Class A shares of the Fund prior to January 1, 1998 is based on Class S shares adjusted to reflect Class A expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/1/98)
Return Before Taxes – Class A	41.18%		1.14%		1.68%
Return After Taxes on Distributions – Class A	41.20%	-	0.40%	-	0.36%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	26.92%		0.42%		0.58%
MSCI EAFE^	38.59%	-	0.05%		3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.42%
Total Annual Fund Operating Expenses(1)	1.52%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,029	$1,357	$2,282

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 20.58% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.34% for the quarter ended September 30, 2002.

–  56  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class A	22.74%	-3.79%
Return After Taxes on Distributions – Class A	22.77%	-3.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	14.86%	-3.19%
MSCI EAFE^	38.59%	-0.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.49%
Total Annual Fund Operating Expenses(1)	1.74%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$743	$1,093	$1,466	$2,506

The figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris and American Century

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.55%, 2Q 2003	-23.09%, 3Q 2002
American Century Composite	48.24%, 4Q 1999	-19.86%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class A*	29.48%	11.68%	7.74%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite Class A*	17.80%	-1.16%	5.09%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  57  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

–  58  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  59  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  60  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  61  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Destination Retirement Income

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.61%

Expense Reimbursement(2)	(.11%	)
Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.57%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses	.55%

Expense Reimbursement(2)	(.05%	)
Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  62  –

Destination Retirement 2030

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.26%
Total Annual Fund Operating Expenses	.56%

Expense Reimbursement(2)	(.06%	)
Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.28%
Total Annual Fund Operating Expenses	.58%

Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds
Class A
Destination Retirement Income	1.17%
Destination Retirement 2010	1.21%
Destination Retirement 2020	1.27%
Destination Retirement 2030	1.37%
Destination Retirement 2040	1.41%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of a Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class A	$688	$948

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

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Destination Retirement 2010

	1 Year	3 Years
Class A	$692	$952

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class A	$698	$966

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class A	$708	$997

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class A	$711	$1,013

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

–  66  –

the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

–  67  –

than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  68  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

–  69  –

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

–  70  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for Class A shares of the Funds were .1459% to .6244%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

–  71  –

Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

–  72  –

William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

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and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc. (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class A shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class A Shares

Eligible Purchasers.  Class A shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds. Under the Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses.

Compensation under the Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries.

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MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class A shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing in the Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other

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cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) / Commission Payout Schedules for Different Purchase Amounts:

Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond

Less than $25,000	5.75%/ 4.75%	4.75%/ 4.00%	3.50%/ 3.00%

$25,000- $49,999	5.50%/ 4.75%	4.75%/ 4.00%	3.50%/ 3.00%

$50,000- $99,999	4.75%/ 4.00%	4.50%/ 3.75%	3.50%/ 3.00%

$100,000- $249,999	3.75%/ 3.00%	3.50%/ 2.75%	3.00%/ 2.50%

$250,000- $499,999	2.50%/ 2.00%	2.00%/ 2.25%	2.50%/ 2.00%

$500,000- $999,999	2.00%/ 1.60%	2.00%/ 1.60%	2.00%/ 1.50%

$1,000,000 or more	None/ 1.00%	None/ 1.00%	None/ .50%

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% or .50% of purchases of $1 million or more as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the Transfer Agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described on the following page.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

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•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, the Manager and its affiliates.

Waivers of Class A Contingent Deferred Sales Charges

The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, the Manager and its affiliates.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the

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period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson. Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

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substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Class A shares.

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	1.64%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc/
MM Strategic Balanced Fund	29.82%	-4.60%	5.31%	9.81%

Western Asset Management Company/
MM Strategic Balanced Fund	2.37%	6.54%	5.80%	6.62%

Wellington Management Company, LLP/
MM Fundamental Value Fund	22.13%	-0.99%	4.97%	11.05%

Davis Selected Advisers, L.P./
MM Large Cap Value Fund	24.10%	-3.40%	3.03%	11.94%

Fidelity Management & Research Company/
MM Blue Chip Growth Fund	16.96%	-10.54%	-4.72%	7.83%

Alliance Capital Management L.P./
MM Large Cap Growth Fund	16.21%	-13.28%	-6.80%	8.94%

Massachusetts Financial Services Company/
MM Growth Equity Fund	16.26%	-14.98%	-4.68%	9.03%

Sands Capital Management, Inc./
MM Aggressive Growth Fund	27.56%	-8.67%	-1.99%	13.63%

Harris Associates L.P./
MM Focused Value Fund	32.73%	13.74%	12.54%	15.32%

Clover Capital Management, Inc./
MM Small Company Value Fund	36.92%	10.85%	14.16%	N/A

T. Rowe Price Associates, Inc./
MM Small Company Value Fund	16.26%	8.41%	9.92%	N/A

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Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

Navellier & Associates, Inc./
MM Mid Cap Growth Equity Fund	24.75%	-9.78%	10.97%	N/A

T. Rowe Price Associates, Inc./
(Brian Berghuis’ approach)
MM Mid Cap Growth Equity II Fund	28.99%	-0.82%	4.85%	11.80%

T. Rowe Price Associates, Inc./
(Donald Peters’ approach)
MM Mid Cap Growth Equity II Fund	28.38%	-5.10%	6.69%	11.74%

Waddell & Reed Investment Management Company/
MM Small Cap Growth Equity Fund	30.45%	-1.19%	11.09%	18.96%

Wellington Management Company, LLP/
(Kenneth Abrams’ approach)
MM Small Cap Growth Equity Fund	46.73%	5.28%	16.19%	N/A

Wellington Management Company, LLP/
(Steven Angeli’s approach)
MM Small Cap Growth Equity Fund	47.17%	-5.10%	4.95%	N/A

MTB Investment Advisors, Inc./
MM Small Company Growth Fund	44.41%	-1.12%	17.54%	N/A

Mazama Capital Management, Inc./
MM Small Company Growth Fund	65.20%	2.18%	8.85%	12.49%

RS Investment Management, L.P./
MM Emerging Growth Fund	38.95%	-15.16%	4.76%	11.98%

American Century Investment Management, Inc./
MM Overseas Fund	17.80%	-12.04%	-1.16%	5.09%

Harris Associates L.P./
MM Overseas Fund	29.48%	3.63%	11.68%	7.74%

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.00	***††	0.01	***	0.03	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.00	††	0.00	††	0.00	††	(0.00	)††	(0.00	)††

Total income from investment operations	0.00		0.01		0.03		0.06		0.05

Less distributions to shareholders:
From net investment income	(0.00	)††	(0.01)		(0.03)		(0.06)		(0.04)
From net realized gains	(0.00	)††	-		-		-		-

Total distributions	(0.00)		(0.01)		(0.03)		(0.06)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	0.20%		0.92%		3.62%		5.84%		4.59%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,968		$90,331		$90,121		$29,149		$3,548
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%		0.95%		0.96%		0.95%		1.04%
After expense waiver#	0.94%		N/A		N/A		N/A		N/A
Net investment income to average daily net assets	0.21%		0.92%		3.28%		5.95%		4.89%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.34	$10.03	$9.98	$9.98	$10.31

Income (loss) from investment operations:
Net investment income	0.34 ***	0.40 ***	0.49 ***	0.63 ***	0.50 ***
Net realized and unrealized gain (loss) on investments	(0.01)	0.32	0.10	(0.03)	(0.24)

Total income from investment operations	0.33	0.72	0.59	0.60	0.26

Less distributions to shareholders:
From net investment income	(0.40)	(0.41)	(0.54)	(0.60)	(0.58)
From net realized gains	-	-	-	-	(0.01)

Total distributions	(0.40)	(0.41)	(0.54)	(0.60)	(0.59)

Net asset value, end of period	$10.27	$10.34	$10.03	$9.98	$9.98

Total Return(a)	3.22%	7.19%	5.94%	6.04%	2.51%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$43,144	$21,199	$11,473	$5,359	$134
Net expenses to average daily net assets	0.99%	0.99%	0.99%	0.99%	1.05%
Net investment income to average daily net assets	3.20%	3.88%	4.67%	6.08%	4.81%
Portfolio turnover rate	41%	19%	24%	55%	59%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  93  –

CORE BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.18	$10.76	$10.65	$10.12	$11.06

Income (loss) from investment operations:
Net investment income	0.36 ***	0.48 ***	0.56 ***	0.65 ***	0.62 ***
Net realized and unrealized gain (loss) on investments	0.17	0.42	0.21	0.42	(0.89)

Total income (loss) from investment operations	0.53	0.90	0.77	1.07	(0.27)

Less distributions to shareholders:
From net investment income	(0.63)	(0.45)	(0.57)	(0.54)	(0.66)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.78)	(0.48)	(0.66)	(0.54)	(0.67)

Net asset value, end of period	$10.93	$11.18	$10.76	$10.65	$10.12

Total Return(a)	4.78%	8.28%	7.32%	10.62%	(2.43)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$204,591	$156,727	$61,179	$13,435	$576
Net expenses to average daily net assets	1.04%	1.04%	1.05%	1.04%	1.07%
Net investment income to average daily net assets	3.17%	4.34%	5.03%	6.02%	5.70%
Portfolio turnover rate	146%	187%	68%	39%	61%

***	Per share amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  94  –

DIVERSIFIED BOND FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.04	$9.69	$9.57	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.44 ***	0.46 ***	0.57 ***	0.62	***	0.39	***
Net realized and unrealized gain (loss) on investments	0.36	0.29	0.08	0.02		(0.44)

Total income (loss) from investment operations	0.80	0.75	0.65	0.64		(0.05)

Less distributions to shareholders:
From net investment income	(0.18)	(0.40)	(0.53)	(0.63)		(0.39)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.21)	(0.40)	(0.53)	(0.63)		(0.39)

Net asset value, end of period	$10.63	$10.04	$9.69	$9.57		$9.56

Total Return(a)	7.95%	7.78%	6.69%	6.81%		(0.54)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,221	$18,401	$4,094	$312		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.16%	1.11%	1.12%		1.19%	*
After expense waiver#	N/A	1.15%	1.09%	1.11%		N/A
Net investment income to average daily net assets	4.17%	4.61%	5.70%	6.27%		5.92%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  95  –

BALANCED FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.66	$8.93	$9.81	$13.21	$14.20

Income (loss) from investment operations:
Net investment income	0.14 ***	0.17 ***	0.20 ***	0.35 ***	0.40 ***
Net realized and unrealized gain (loss) on investments	1.20	(1.24)	(0.84)	(0.41)	(0.70)

Total income (loss) from investment operations	1.34	(1.07)	(0.64)	(0.06)	(0.30)

Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.24)	(0.49)	(0.47)
Tax return of capital	-	-	-	-	(0.00)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.16)	(0.20)	(0.24)	(3.34)	(0.69)

Net asset value, end of period	$8.84	$7.66	$8.93	$9.81	$13.21

Total Return(a)	17.52%	(11.98)%	(6.51)%	(0.58)%	(2.17)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,287	$5,490	$7,168	$4,095	$573
Net expenses to average daily net assets	1.16%	1.16%	1.16%	1.15%	1.15%
Net investment income to average daily net assets	1.70%	2.08%	2.20%	2.64%	2.87%
Portfolio turnover rate	95%	94%	85%	100%	19%

***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  96  –

CORE VALUE EQUITY FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$7.00	$8.75	$12.73	$16.31	$18.40

Income (loss) from investment operations:
Net investment income	0.09 ***	0.06 ***	0.06 ***	0.09 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	1.78	(1.70)	(1.94)	0.28	(0.75)

Total income (loss) from investment operations	1.87	(1.64)	(1.88)	0.37	(0.58)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.09)	(0.19)	(0.28)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.10)	(3.95)	(1.51)

Net asset value, end of period	$8.76	$7.00	$8.75	$12.73	$16.31

Total Return(a)	26.95%	(18.76)%	(14.88)%	2.42%	(3.13)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22,209	$15,722	$21,649	$12,084	$1,841
Net expenses to average daily net assets	1.09%	1.09%	1.10%	1.09%	1.10%
Net investment income to average daily net assets	1.23%	0.76%	0.54%	0.56%	0.92%
Portfolio turnover rate	64%	62%	99%	69%	10%

***	Per shares amount calculated on the average shares method.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  97  –

FUNDAMENTAL VALUE FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.79		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.10	***	0.08 ***	-
Net realized and unrealized gain (loss) on investments	2.19		(2.25)	-

Total income (loss) from investment operations	2.29		(2.17)	-

Less distributions to shareholders:
From net investment income	(0.07)		(0.04)	-

Net asset value, end of period	$10.01		$7.79	$10.00

Total Return(a)	29.43%		(21.67)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$129,552		$37,973	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%		1.27%	-
After expense waiver#	1.22%	(b)	1.20% (b)	-
Net investment income to average daily net assets	1.18%		1.00%	-
Portfolio turnover rate	28%		38%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  98  –

VALUE EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.66		$9.34	$10.00

Income (loss) from investment operations:
Net investment income	0.08	***	0.07 ***	0.04	***
Net realized and unrealized gain (loss) on investments	1.91		(1.68)	(0.67)

Total income (loss) from investment operations	1.99		(1.61)	(0.63)

Less distributions to shareholders:
From net investment income	(0.10)		(0.07)	(0.03)

Net asset value, end of period	$9.55		$7.66	$9.34

Total Return(a)	25.96%		(17.28)%	(6.29)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,341		$15,852	$8,881
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.30%	1.29%	*
After expense waiver#	1.27%	(b)	1.29%	1.29%	*
Net investment income to average daily net assets	0.99%		0.79%	0.65%	*
Portfolio turnover rate	66%		105%	62%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  99  –

LARGE CAP VALUE FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.24		$8.74	$9.92	$10.00

Income (loss) from investment operations:
Net investment income	0.04	***	0.02 ***	0.01 ***	0.03
Net realized and unrealized gain (loss) on investments	2.10		(1.49)	(1.18)	(0.06)

Total income (loss) from investment operations	2.14		(1.47)	(1.17)	(0.03)

Less distributions to shareholders:
From net investment income	(0.03)		(0.03)	(0.01)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.03)		(0.03)	(0.01)	(0.05)

Net asset value, end of period	$9.35		$7.24	$8.74	$9.92

Total Return(a)	29.61%		(16.86)%	(11.75)%	(0.36)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153,918		$92,001	$73,431	$15,926
Net expenses to average daily net assets	1.25%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%		1.24%	1.25%	1.25% *
After expense waiver#	1.24%	(b)	1.23% (b)	1.24%	N/A
Net investment income to average daily net assets	0.45%		0.29%	0.12%	0.53% *
Portfolio turnover rate	7%		25%	20%	11% **

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  100  –

INDEXED EQUITY FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99++		Year ended 02/28/99
Net asset value, beginning of period	$8.09	$10.55	$12.17	$13.81	$11.81		$10.00

Income (loss) from investment operations:
Net investment income	0.08 ***	0.07 ***	0.06 ***	0.05 ***	0.07	***	0.06 ***
Net realized and unrealized gain (loss) on investments	2.14	(2.47)	(1.60)	(1.40)	2.18		1.78

Total income (loss) from investment operations	2.22	(2.40)	(1.54)	(1.35)	2.25		1.84

Less distributions to shareholders:
From net investment income	(0.08)	(0.06)	(0.08)	(0.10)	(0.10)		(0.03)
From net realized gains	-	-	-	(0.19)	(0.15)		-

Total distributions	(0.08)	(0.06)	(0.08)	(0.29)	(0.25)		(0.03)

Net asset value, end of period	$10.23	$8.09	$10.55	$12.17	$13.81		$11.81

Total Return(a)	27.49%	(22.74)%	(12.69)%	(9.88)%	19.14%	**	18.40%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$160,470	$70,695	$81,682	$41,829	$2,066		$118
Net expenses to average daily net assets	0.85%	0.85%	0.86%	0.84%	0.85%	*	1.09%
Net investment income to average daily net assets	0.94%	0.78%	0.52%	0.41%	0.59%	*	0.57%
Portfolio turnover rate	2%	5%	4%	10%	N/A		N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
++	For the period from March 1, 1999 through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  101  –

BLUE CHIP GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.72		$9.07		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	(0.02	)***

Net realized and unrealized gain (loss) on investments	1.63		(2.34)		(0.91)

Total income (loss) from investment operations	1.62		(2.35)		(0.93)

Less distributions to shareholders:
From net investment income	(0.01)		(0.00	)††	-

Net asset value, end of period	$8.33		$6.72		$9.07

Total Return(a)	24.09%		(25.91)%		(9.30)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,955		$4,914		$1,006
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%		1.38%		1.39%	*
After expense waiver#	1.38%	(b)	1.38%		1.39%	*
Net investment loss to average daily net assets	(0.13)%		(0.20)%		(0.39)%	*
Portfolio turnover rate	23%		30%		27%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
††	Distributions from net investment income is less than $0.01 per share.
+	For the period from June 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  102  –

LARGE CAP GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.97		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	1.54		(2.99)		-

Total income (loss) from investment operations	1.51		(3.03)		-

Net asset value, end of period	$8.48		$6.97		$10.00

Total Return(a)	21.66%		(30.30)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,374		$826		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.40%		-
After expense waiver#	1.25%	(b)	1.22%	(b)	-
Net investment loss to average daily net assets	(0.34)%		(0.48)%		-
Portfolio turnover rate	47%		56%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  103  –

GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.04		$8.39		$11.24		$12.90		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.03	)***	(0.03	)***	(0.05	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.38		(2.32)		(2.82)		(0.70)		2.98

Total income (loss) from investment operations	1.36		(2.35)		(2.85)		(0.75)		2.93

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.40		$6.04		$8.39		$11.24		$12.90

Total Return(a)	22.52%		(28.01)%		(25.36)%		(6.01)%		29.27%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$206,097		$79,267		$75,186		$44,905		$2,379
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%		1.26%		1.27%		1.29%		1.50%	*
After expense waivers#	1.18%	(b)	1.22%	(b)	1.24%		1.25%		N/A
Net investment loss to average daily net assets	(0.31)%		(0.41)%		(0.36)%		(0.35)%		(0.68)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  104  –

AGGRESSIVE GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.80		$5.28		$7.75		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.02	)***	(0.02	)***	0.01	***
Net realized and unrealized gain (loss) on investments	1.18		(1.46)		(2.45)		(2.24)

Total income (loss) from investment operations	1.16		(1.48)		(2.47)		(2.23)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$4.96		$3.80		$5.28		$7.75

Total Return(a)	30.53%		(28.03)%		(31.87)%		(22.32)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,012		$37,203		$34,747		$32,257
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%		1.37%		1.36%		1.35%	*
After expense waiver#	1.33%	(c)	1.34%	(c)	1.35%		N/A
Net investment income (loss) to average daily net assets	(0.56)%		(0.56)%		(0.33)%		0.14%	*
Portfolio turnover rate	93%		112%		112%		48%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  105  –

OTC 100 FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.53		$4.08		$6.08		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.03	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.24		(1.52)		(1.96)		(3.87)

Total income (loss) from investment operations	1.21		(1.55)		(2.00)		(3.92)

Net asset value, end of period	$3.74		$2.53		$4.08		$6.08

Total Return(a)	47.83%		(37.99)%		(33.00)%		(39.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,349		$11,644		$12,472		$4,411
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%		1.18%		1.11%		1.11%	*
After expense waiver#	1.12%		1.04%		1.07%		N/A
Net investment loss to average daily net assets	(0.86)%		(0.90)%		(0.90)%		(0.91)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  106  –

FOCUSED VALUE FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$11.94		$13.41		$10.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.04	)***	(0.04	)***	0.02	***
Net realized and unrealized gain (loss) on investments	5.45		(1.33)		3.30		0.52

Total income (loss) from investment operations	5.39		(1.37)		3.26		0.54

Less distributions to shareholders:
From net investment income	(0.00	)†	-		(0.00	)†	(0.03)
From net realized gains	(0.41)		(0.10)		(0.36)		-

Total distributions	(0.41)		(0.10)		(0.36)		(0.03)

Net asset value, end of period	$16.92		$11.94		$13.41		$10.51

Total Return(a)	45.13%		(10.18)%		31.08%		5.41%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$158,981		$54,319		$24,562		$753
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%		1.30%		1.29%		1.31%	*
After expense waiver#	1.29%	(b)	1.30%	(b)	1.29%		N/A
Net investment income (loss) to average daily net assets	(0.40)%		(0.33)%		(0.30)%		0.33%	*
Portfolio turnover rate	31%		78%		53%		22%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income are less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

–  107  –

SMALL COMPANY VALUE FUND

	Class A
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.66	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.02 ***	0.05 ***	-
Net realized and unrealized gain (loss) on investments	3.31	(1.37)	-

Total income (loss) from investment operations	3.33	(1.32)	-

Less distributions to shareholders:
From net investment income	(0.01)	(0.02)	-
From net realized gains	(0.02)	-	-

Total distributions	(0.03)	(0.02)	-

Net asset value, end of period	$11.96	$8.66	$10.00

Total Return(a)	38.66%	(13.27)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,754	$8,602	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%	1.64%	-
After expense waiver#	1.41% (b)	1.37% (b)	-
Net investment income to average daily net assets	0.17%	0.52%	-
Portfolio turnover rate	58%	69%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  108  –

SMALL CAP EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.15		$12.62		$13.36		$13.56	$14.07

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	(0.00	)***†	0.01 ***	0.07 ***
Net realized and unrealized gain (loss) on investments	3.20		(1.68)		0.42		1.82	(0.13)

Total income (loss) from investment operations	3.18		(1.69)		0.42		1.83	(0.06)

Less distributions to shareholders:
From net investment income	-		-		(0.01)		(0.08)	(0.09)
From net realized gains	-		(0.78)		(1.15)		(1.95)	(0.36)

Total distributions	-		(0.78)		(1.16)		(2.03)	(0.45)

Net asset value, end of period	$13.33		$10.15		$12.62		$13.36	$13.56

Total Return(a)	31.43%		(13.30)%		3.12%		13.68%	(0.36)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,585		$9,079		$8,361		$4,093	$262
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%		1.19%		1.19%		1.19%	1.22%
After expense waiver	1.19%	(b)	1.19%	(b)	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	(0.21)%		(0.13)%		(0.01)%		0.07%	0.49%
Portfolio turnover rate	26%		49%		91%		61%	34%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  109  –

MID CAP GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.87		$8.18		$11.66		$13.90		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.06	)***	(0.08	)***	(0.13	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	1.82		(2.25)		(3.40)		(0.84)		3.97

Total income (loss) from investment operations	1.77		(2.31)		(3.48)		(0.97)		3.90

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		-		(1.27)		-

Net asset value, end of period	$7.64		$5.87		$8.18		$11.66		$13.90

Total Return(a)	30.15%		(28.24)%		(29.85)%		(7.49)%		39.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,976		$23,351		$27,226		$25,239		$682
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%		1.30%		1.30%		1.33%		1.36%	*
After expense waiver#	1.26%	(b)	1.29%		1.27%		1.28%		N/A
Net investment loss to average daily net assets	(0.78)%		(0.90)%		(0.86)%		(0.91)%		(0.86)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  110  –

MID CAP GROWTH EQUITY II FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.12		$10.33		$10.48		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09	)***	(0.08	)***	(0.09	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	3.14		(2.13)		(0.06)		0.50

Total income (loss) from investment operations	3.05		(2.21)		(0.15)		0.48

Net asset value, end of period	$11.17		$8.12		$10.33		$10.48

Total Return(a)	37.56%		(21.39)%		(1.43)%		4.80%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$93,526		$30,968		$14,113		$2,861
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%		1.36%		1.35%		1.37%	*
After expense waiver#	1.34%	(b)	1.35%	(b)	1.35%		N/A
Net investment loss to average daily net assets	(0.93)%		(0.96)%		(0.89)%		(0.40)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  111  –

SMALL CAP GROWTH EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$8.76		$11.79		$13.37		$15.86		$10.00

Income (loss) from investment operations:
Net investment loss	(0.12	)***	(0.11	)***	(0.08	)***	(0.04	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	3.92		(2.92)		(1.50)		(2.08)		6.06

Total income (loss) from investment operations	3.80		(3.03)		(1.58)		(2.12)		6.03

Less distributions to shareholders:
From net investment income	-		-		-		(0.00	)†	-
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.37)		(0.17)

Total distributions	-		-		-		(0.37)		(0.17)

Net asset value, end of period	$12.56		$8.76		$11.79		$13.37		$15.86

Total Return(a)	43.38%		(25.70)%		(11.82)%		(13.82)%		60.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67,686		$35,509		$32,095		$15,854		$1,742
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%		1.51%		1.51%		1.53%		1.79%	*
After expense waiver#	1.49%	(b)	1.50%	(b)	1.49%		1.50%		N/A
Net investment loss to average daily net assets	(1.11)%		(1.08)%		(0.67)%		(0.28)%		(0.39)%	*
Portfolio turnover rate	56%		51%		114%		97%		68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  112  –

SMALL COMPANY GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.99		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.10	)***	(0.06	)***	-
Net realized and unrealized gain (loss) on investments	4.30		(2.95)		-

Total income (loss) from investment operations	4.20		(3.01)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-

Net asset value, end of period	$10.67		$6.99		$10.00

Total Return(a)	60.01%		(30.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$54,038		$5,038		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%		1.83%		-
After expense waiver#	1.37%	(b)	1.16%	(b)	-
Net investment loss to average daily net assets	(1.00)%		(0.80)%		-
Portfolio turnover rate	141%		150%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  113  –

EMERGING GROWTH FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.53		$6.11		$7.31		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.05	)***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.66		(2.53)		(1.14)		(2.64)

Total income (loss) from investment operations	1.60		(2.58)		(1.20)		(2.69)

Net asset value, end of period	$5.13		$3.53		$6.11		$7.31

Total Return(a)	45.33%		(42.23)%		(16.53)%		(26.80)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,130		$10,153		$12,760		$5,197
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%		1.46%		1.44%		1.48%	*
After expense waiver#	1.45%		1.39%		1.41%		N/A
Net investment loss to average daily net assets	(1.32)%		(1.23)%		(0.96)%		(0.82)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  114  –

INTERNATIONAL EQUITY FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$6.32		$9.12	$12.06	$16.91		$11.37

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.05 ***	0.04 ***	(0.13	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	3.16		(2.80)	(2.98)	(1.50)		6.39

Total income (loss) from investment operations	3.17		(2.75)	(2.94)	(1.63)		6.35

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)	(0.00)†	(0.02)		(0.00	)†
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.03)		(0.05)	(0.00)	(3.22)		(0.81)

Net asset value, end of period	$9.46		$6.32	$9.12	$12.06		$16.91

Total Return(a)	49.88%		(30.11)%	(24.37)%	(9.30)%		56.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$50,817		$30,849	$39,762	$26,246		$548
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%		1.53%	1.51%	1.67%		1.55%
After expense waiver#	1.50%	(b)	1.52% (b)	1.50%	N/A		N/A
Net investment income (loss) to average daily net assets	0.15%		0.67%	0.42%	(0.81)%		(0.28)%
Portfolio turnover rate	70%		40%	38%	69%		63%

***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  115  –

OVERSEAS FUND

	Class A
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.36		$8.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	(0.05	)***
Net realized and unrealized gain (loss) on investments	2.18		(1.05)	(1.54)

Total income (loss) from investment operations	2.20		(1.04)	(1.59)

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)	-
Tax return of capital	-		(0.00)†	-

Total distributions	(0.01)		(0.01)	-

Net asset value, end of period	$9.55		$7.36	$8.41

Total Return(a)	30.27%		(12.66)%	(15.90)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,012		$18,674	$1,159
Ratio of expenses to average daily net assets:
Before expense waiver	1.74%		2.13%	1.95%	*
After expense waiver#	1.64%	(b)	1.63% (b)	1.73%	*
Net investment income (loss) to average daily net assets	0.22%		0.09%	(0.91)%	*
Portfolio turnover rate	92%		138%	111%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

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purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of

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portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed

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settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also

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give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the

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original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity

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Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class N shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc. Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

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Summary Information

MassMutual Institutional Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund. In addition, where indicated, average annual total returns for Class N shares of those Funds is based on the performance of Class A Shares, adjusted for class specific expenses.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any Shareholder Fees, a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

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MassMutual Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended December 31, 2000 and the lowest was -0.04% for the quarter ended September 30, 2003 and December 31, 2003.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class N*	-	1.10%	2.71%	3.43%
Salomon Smith Barney 3-Month Treasury Bill Index^		1.07%	3.50%	4.30%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow Class N shares of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses(1)	1.25%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$231	$397	$686	$1,509

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$127	$397	$686	$1,509

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MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 3.87% for the quarter ended June 30, 1995 and the lowest was -1.79% for the quarter ended March 31, 1994.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One	Five	Ten
Return Before Taxes	Year	Years	Years
Class N*	1.98%	4.68%	4.77%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	5.73%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	1.98%	1.88%
Return After Taxes on Distributions – Class N	0.77%	0.67%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	1.29%	0.91%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	2.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.39%
Total Annual Fund Operating Expenses(1)	1.29%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$235	$409	$708	$1,555

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$132	$409	$708	$1,555

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MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

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	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.47%
Total Annual Fund Operating Expenses	1.45%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	1.38%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$244	$452

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$141	$452

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.71% for the quarter ended September 30, 2002 and the lowest was 0.13% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class N*	5.41%	8.81%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 6.35% for the quarter ended June 30, 1995 and the lowest was -3.72% for the quarter ended March 31, 1994.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N*	3.54%	5.32%	5.63%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	3.54%	3.44%
Return After Taxes on Distributions – Class N	1.13%	1.04%
Return After Taxes on Distributions and Sale of Fund Shares –Class N	2.44%	1.61%
Lehman Brothers Aggregate Bond Index^	4.11%	4.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses(1)	1.36%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$242	$431	$745	$1,633

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$139	$431	$745	$1,633

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MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;
•	securities issued or guaranteed by the U.S. Government or its agencies;
•	U.S. dollar-denominated bonds of foreign issuers;
•	private placement bonds, including securities issued pursuant to Rule 144A; and
•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;
•	U.S. Treasury futures and forward contracts;
•	interest rate and currency swaps; and
•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 3.93% for the quarter ended June 30, 2003 and the lowest was 0.04% for the quarter ended June 30, 2001.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class N*	6.65%	5.81%
Lehman Brothers Aggregate Bond Index	4.11%	7.16%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	6.65%	6.53%
Return After Taxes on Distributions – Class N	5.88%	5.76%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	4.38%	5.13%
Lehman Brothers Aggregate Bond Index^	4.11%	4.02%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.44%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$250	$456	$787	$1,722

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$147	$456	$787	$1,722

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MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 9.88% for the quarter ended June 30, 2003 and the lowest was -9.85% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N*	16.22%	-1.52%	5.28%
S&P 500® Index^	28.67%	-0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  14  –

^^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	16.22%	16.17%
Return After Taxes on Distributions – Class N	15.63%	15.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	10.75%	13.50%
S&P 500® Index^	28.67%	28.74%
Lipper Balanced Fund Index^^	19.94%	19.94%
Lehman Brothers Aggregate Bond Index^^^	4.11%	4.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses(1)	1.47%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$253	$465	$803	$1,755

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$150	$465	$803	$1,755

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.54%
Total Annual Fund Operating Expenses	1.64%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	1.51%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  16  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$257	$505

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$154	$505

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.65%, 2Q 2003	-22.27%, 3Q 2002
Western Composite	7.12%, 2Q 1995	-3.01%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund Class N*	36.43%	6.26%	10.16%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years
Western Composite Class N*	7.32%	6.76%	6.95%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar charts are based on Class N expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 16.23% for the quarter ended December 31, 1998 and the lowest was –18.44% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class N*	25.51%	-	3.05%	7.34%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	25.51%	25.62%
Return After Taxes on Distributions – Class N	24.87%	24.98%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	16.54%	21.36%
S&P 500® Index^	28.67%	28.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses(1)	1.40%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$443	$766	$1,678

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$443	$766	$1,678

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 17.05% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.22% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class N*	28.03%	0.34%
S&P 500® Index^	28.67%	-0.41%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	28.03%	27.94%
Return After Taxes on Distributions – Class N	27.89%	27.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	18.41%	23.75%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.39%
Total Annual Fund Operating Expenses(1)(2)	1.54%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class N	$260	$487	$840	$1,832

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class N	$157	$487	$840	$1,832

Wellington Management Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.17% for the quarter ended June 30, 2003 and the lowest was –20.24% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite Class N*	28.28%	5.92%	11.41%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 15.28% for the quarter ended June 30, 2003 and the lowest quarterly return was –18.37% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class N*	24.73%	-1.17%
Russell 1000® Value Index^	30.03%	1.85%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	24.73%	24.82%
Return After Taxes on Distributions – Class N	24.67%	24.76%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	16.16%	21.10%
Russell 1000® Value Index^	30.03%	30.28%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  22  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses(1)	1.58%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$264	$499	$861	$1,876

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$499	$861	$1,876

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 17.06% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.67% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class N*	28.18%	-1.78%
S&P 500® Index^	28.67%	-5.60%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	28.18%	28.46%
Return After Taxes on Distributions – Class N	28.05%	28.32%
Return After Taxes on Distributions and Sale of Fund Shares –Class N	18.50%	24.19%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.42%
Total Annual Fund Operating Expenses(1)	1.57%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$263	$496	$855	$1,865

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$160	$496	$855	$1,865

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.27% for the quarter ended December 31, 1998 and the lowest was -14.63% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Davis Composite Class N*	30.35%		3.93%	12.30%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 21.02% for the quarter ended December 31, 1998 and the lowest was -17.52% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns*

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N†	26.34%	-1.74%	9.70%
S&P 500® Index^	28.67%	-0.57%	11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

† Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	26.34%	26.26%
Return After Taxes on Distributions – Class N	26.15%	26.07%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	17.37%	22.32%
S&P 500® Index^	28.67%	28.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.55%
Total Annual Fund Operating Expenses(1)	1.15%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$221	$366	$633	$1,396

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$366	$633	$1,396

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 13.11% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.30% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class N*	22.64%	-7.14%
S&P 500® Index^	28.67%	-3.03%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	22.64%	22.57%
Return After Taxes on Distributions – Class N	22.64%	22.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	14.72%	19.19%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses(1)	1.69%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$275	$533	$918	$1,995

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$172	$533	$918	$1,995

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.18% for the quarter ended December 31, 1998 and the lowest was -18.62% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
FMR Composite Class N*	22.80%	-3.41%	8.52%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The performance is of the Fidelity Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 12.08% for the quarter ended June 30, 2003 and the lowest quarterly return was –17.60% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class N*	20.33%	-8.24%
S&P 500® Index^	28.67%	-0.41%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	20.33%	20.09%
Return After Taxes on Distributions – Class N	20.33%	20.09%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	13.21%	17.08%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses	1.64%

Expense Reimbursement(1)	(.06%	)
Net Fund Expenses(2)	1.58%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class N	$264	$512	$886	$1,936

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class N	$161	$512	$886	$1,936

Alliance Capital Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.79% for the quarter ended December 31, 1998 and the lowest was -17.73% for the quarter ended September 30, 2001.

Alliance Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Alliance Capital Composite Class N*	22.00%	-	6.00%	9.27%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 14.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.54% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class N*	21.13%	-5.00%
S&P 500® Index^	28.67%	-2.43%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	21.13%	21.07%
Return After Taxes on Distributions – Class N	21.13%	21.07%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	13.73%	17.91%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.39%
Total Annual Fund Operating Expenses(1)	1.57%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$263	$496	$855	$1,865

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$160	$496	$855	$1,865

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.16% for the quarter ended December 31, 1999 and the lowest was -22.56% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite Class N*	22.05%	-3.86%	9.38%
S&P 500® Index^	28.67%	-0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 19.61% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.54% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class N*	29.50%	-17.60%
S&P 500® Index^	28.67%	-5.60%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	29.50%	29.41%
Return After Taxes on Distributions – Class N	29.50%	29.41%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	19.18%	25.00%
S&P 500® Index^	28.67%	28.74%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.68%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	1.60%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$266	$522	$905	$1,977

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$522	$905	$1,977

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.58% for the quarter ended December 31, 1998 and the lowest was -23.51% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite Class N*	34.03%	-	1.14%	13.98%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 34.52% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.42% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class N*	46.22%	-23.88%
NASDAQ 100 Index®^	49.12%	-22.70%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	46.22%	45.49%
Return After Taxes on Distributions – Class N	46.22%	45.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	30.04%	38.67%
NASDAQ 100 Index®^	49.12%	48.30%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.81%
Total Annual Fund Operating Expenses(1)	1.46%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$252	$462	$798	$1,744

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$462	$798	$1,744

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 23.01% for the quarter ended June 30, 2003 and the lowest quarterly return was -14.41% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class N*	43.70%	17.07%
Russell 2500 Index^	45.51%	5.38%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	43.70%	45.15%
Return After Taxes on Distributions – Class N	42.65%	44.09%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	28.55%	37.84%
Russell 2500 Index^	45.51%	46.21%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

–  38  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.42%
Total Annual Fund Operating Expenses(1)	1.61%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$267	$508	$876	$1,908

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$508	$876	$1,908

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.56% for the quarter ended June 30, 2003 and the lowest was -18.45% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class N*	39.51%	13.58%	15.71%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 19.95% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.95% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class N*	37.20%	9.29%
Russell 2000 Index^	47.26%	7.78%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	37.20%	37.72%
Return After Taxes on Distributions – Class N	37.15%	37.67%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	24.24%	32.06%
Russell 2000 Index^	47.26%	47.61%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.46%
Total Annual Fund Operating Expenses	1.81%

Expense Reimbursement(1)	(.02%	)
Net Fund Expenses(2)	1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$285	$568	$978	$2,121

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$568	$978	$2,121

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.33%, 2Q 1999	-	22.55%, 3Q 2002
T. Rowe Price Account	19.65%, 2Q 1999	-	20.00%, 3Q 1998

Clover and T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/96)
Clover Composite Class N*	43.97%	15.21%	14.13%
Russell 2000 Index^	47.26%	7.13%	8.60%
			(4/97)
T. Rowe Account Class N*	22.05%	10.93%	10.74%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The T. Rowe Price Account represents the performance of a single, separately-managed private account. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 18.48% for the quarter ended June 30, 1997 and the lowest was -19.24% for the quarter ended September 30, 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N*	29.93%	5.55%	8.14%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	29.93%	31.14%
Return After Taxes on Distributions – Class N	29.93%	31.14%
Return After Taxes on Distributions and Sale of Fund Shares –Class N	19.45%	26.47%
Russell 2000 Index^	47.26%	47.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.41%
Total Annual Fund Operating Expenses(1)	1.49%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$255	$471	$813	$1,777

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$152	$471	$813	$1,777

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 17.58% for the quarter ended December 31, 2001 and the lowest was -27.61% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class N*	28.74%	-	3.93%
Russell 2500 Index^	45.51%		9.23%

	One Year	Since Inception (12/31/02)
Return Before Taxes –Class N	28.74%		28.43%
Return After Taxes on Distributions – Class N	28.74%		28.43%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	18.68%		24.17%
Russell 2500 Index^	45.51%		46.21%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

–  44  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses(1)	1.60%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$266	$505	$871	$1,897

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$505	$871	$1,897

Navellier Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.03% for the quarter ended December 31, 1999 and the lowest was -21.02% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts Class N*	31.06%	11.97%	14.11%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 20.59% for the quarter ended December 31, 2001 and the lowest quarterly return was -19.03% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class N*	36.21%	2.82%
S&P MidCap 400 Index^	35.59%	6.11%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	36.21%	36.77%
Return After – Taxes on Distributions – Class N	36.21%	36.77%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	23.53%	31.26%
S&P MidCap 400 Index^	35.59%	36.32%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

–  46  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.41%
Total Annual Fund Operating Expenses(1)	1.66%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$272	$524	$902	$1,962

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$169	$524	$902	$1,962

T. Rowe PricePrior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.61%, 4Q 1998	-19.09%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.63%, 4Q 1999	-25.34%, 3Q 2001

T. Rowe Price Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund Class N*	35.55%	6.55%	13.00%
T. Rowe Price Composite Class N*	34.91%	7.65%	12.10%
S&P MidCap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index—as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 22.46% for the quarter ended December 31, 2001 and the lowest was -24.91% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class N*	42.00%	5.43%
Russell 2000 Index^	47.26%	6.97%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	42.00%	42.53%
Return After Taxes on Distributions – Class N	42.00%	42.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	27.30%	36.15%
Russell 2000 Index^	47.26%	47.61%

–  48  –

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses(1)	1.81%
(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$287	$570	$980	$2,123

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$184	$570	$980	$2,123

Wellington Management and Waddell & Reed

Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abrams’ approach)	35.03%, 4Q 1999	-	22.34%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.09%, 4Q 1999	-	24.33%, 3Q 2001
Waddell & Reed Composite	43.97%, 4Q 1999	-	22.39%, 3Q 2001

Wellington Management and Waddell & Reed

Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abrams’ approach)
Class N*	54.38%	17.27%	14.39%
Russell 2000 Index^	47.26%	7.13%	9.34%

			(1/98)
Wellington Management Composite (for Steven Angeli’s approach)
Class N*	54.84%	5.88%	9.61%
Russell 2000 Index^	47.26%	7.13%	5.45%

			Ten Years
Waddell & Reed Composite
Class N*	37.11%	12.15%	19.39%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 29.65% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.12% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class N*	58.78%	5.46%
Russell 2000 Index^	47.26%	7.78%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	58.78%	59.73%
Return After Taxes on Distributions – Class N	56.39%	57.33%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	38.42%	49.49%
Russell 2000 Index^	47.26%	47.61%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

–  50  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.53%
Total Annual Fund Operating Expenses	1.88%

Expense Reimbursement(1)	(.09%	)
Net Fund Expenses(2)	1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$285	$583	$1,008	$2,190

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$583	$1,008	$2,190

Mazama and MTB Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.37%, 4Q 2001	-34.95%, 3Q 2001
MTB Composite	82.42%, 4Q 1999	-23.90%, 3Q 2002

Mazama and MTB Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite Class N*	73.97%	9.82%	12.85%
Russell 2000 Index^	47.26%	7.13%	9.47%

			Since Inception (8/95)
MTB Composite Class N*	51.92%	18.61%	16.79%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 30.17% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.69% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class N*	44.01%	-16.96%
Russell 2000 Index^	47.26%	4.04%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	44.01%	44.28%
Return After Taxes on Distributions – Class N	44.01%	44.28%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	28.61%	37.64%
Russell 2000 Index^	47.26%	47.61%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

–  52  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	1.78%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$284	$561	$965	$2,091

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$181	$561	$965	$2,091

RS Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.61% for the quarter ended December 31, 1999 and the lowest was -31.13% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite Class N*	46.14%	5.64%	12.34%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 39.24% for the quarter ended December 31, 1999 and the lowest was -29.55% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N*	48.44%	2.01%	4.17%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	48.44%	49.23%
Return After Taxes on Distributions – Class N	48.44%	49.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	31.51%	41.86%
MSCI EAFE^	38.59%	39.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.47%
Total Annual Fund Operating Expenses(1)	1.82%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$288	$573	$985	$2,134

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$185	$573	$985	$2,134

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 20.52% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.41% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class N*	28.96%	-1.95%
MSCI EAFE^	38.59%	-0.32%

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	28.96%	30.12%
Return After Taxes on Distributions – Class N	28.96%	30.12%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	18.82%	25.60%
MSCI EAFE^	38.59%	39.67%

* Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

–  56  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.54%
Total Annual Fund Operating Expenses(1)	2.04%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$310	$640	$1,098	$2,364

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$207	$640	$1,098	$2,364

Harris and American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.48%, 2Q 2003	-23.16%, 3Q 2002
American Century Composite	48.18%, 4Q 1999	-19.94%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class N*	36.08%	12.71%	8.08%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite Class N*	23.69%	-0.29%	5.41%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  57  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

–  58  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

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The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

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The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

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Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Destination Retirement Income

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.36%
Total Annual Fund Operating Expenses	.91%

Expense Reimbursement(2)	(.11%	)
Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.32%
Total Annual Fund Operating Expenses	.87%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.30%
Total Annual Fund Operating Expenses	.85%

Expense Reimbursement(2)	(.05%	)
Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Destination Retirement 2030

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.86%

Expense Reimbursement(2)	(.06%	)
Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.33%
Total Annual Fund Operating Expenses	.88%

Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class N
Destination Retirement Income	1.47%
Destination Retirement 2010	1.51%
Destination Retirement 2020	1.57%
Destination Retirement 2030	1.67%
Destination Retirement 2040	1.71%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

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Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class N	$253	$488

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$150	$488

Destination Retirement 2010

	1 Year	3 Years
Class N	$257	$492

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$154	$492

Destination Retirement 2020

	1 Year	3 Years
Class N	$263	$507

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$160	$507

Destination Retirement 2030

	1 Year	3 Years
Class N	$273	$540

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$170	$540

Destination Retirement 2040

	1 Year	3 Years
Class N	$277	$556

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$174	$556

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

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the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

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than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

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Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for Class N shares of the Funds were .1959% to .6744%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

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Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

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William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

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and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class N shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class N Shares

Eligible Purchasers.  Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class N shares. There is no minimum plan or institutional investor size to purchase Class N shares.

Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class N shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. The Funds have adopted Rule 12b-1 Plans for Class N shares of the Funds. Under the Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in service fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

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Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class N shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class N shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Contingent Deferred Sales Charges

If Class N shares are redeemed within a holding period of 18 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption

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proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the Transfer Agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described on the following page.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class N Contingent Deferred Sales Charges

The Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class N shares sold or issued in the following cases:

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their

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“immediate families[1]”) of the Fund, the Manager and its affiliates.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in

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additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson. Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

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substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Class N shares.

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	5.41%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc/
MM Strategic Balanced Fund	36.43%	-3.01%	6.26%	10.16%

Western Asset Management Company/
MM Strategic Balanced Fund	7.32%	8.36%	6.76%	6.95%

Wellington Management Company, LLP/
MM Fundamental Value Fund	28.28%	0.68%	5.92%	11.41%

Davis Selected Advisers, L.P./
MM Large Cap Value Fund	30.35%	-1.82%	3.93%	12.30%

Fidelity Management & Research Company/
MM Blue Chip Growth Fund	22.80%	-8.42%	-3.41%	8.52%

Alliance Capital Management L.P./
MM Large Cap Growth Fund	22.00%	-11.86%	-6.00%	9.27%

Massachusetts Financial Services Company/
MM Growth Equity Fund	22.05%	-13.60%	-3.86%	9.38%

Sands Capital Management, Inc./
MM Aggressive Growth Fund	34.03%	-7.17%	-1.14%	13.98%

Harris Associates L.P./
MM Focused Value Fund	39.51%	15.70%	13.58%	15.71%

Clover Capital Management, Inc./
MM Small Company Value Fund	43.97%	12.75%	15.21%	N/A

T. Rowe Price Associates, Inc./
MM Small Company Value Fund	22.05%	10.27%	10.93%	N/A

Navellier & Associates, Inc./
MM Mid Cap Growth Equity Fund	31.06%	-8.29%	11.97%	N/A

–  89  –

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

T. Rowe Price Associates, Inc./
(Brian Berghuis’ approach)
MM Mid Cap Growth Equity II Fund	35.55%	1.52%	6.55%	13.00%

T. Rowe Price Associates, Inc./
(Donald Peters’ approach)
MM Mid Cap Growth Equity II Fund	34.91%	-3.52%	7.65%	12.10%

Waddell & Reed Investment Management Company/
MM Small Cap Growth Equity Fund	37.11%	0.55%	12.15%	19.39%

Wellington Management Company, LLP/
(Kenneth Abrams’ approach)
MM Small Cap Growth Equity Fund	54.38%	7.06%	17.27%	N/A

Wellington Management Company, LLP/
(Steven Angeli’s approach)
MM Small Cap Growth Equity Fund	54.84%	-3.52%	5.88%	N/A

MTB Investment Advisors, Inc./
MM Small Company Growth Fund	51.92%	0.54%	18.61%	N/A

Mazama Capital Management, Inc./
MM Small Company Growth Fund	73.97%	3.89%	9.82%	12.85%

RS Investment Management, L.P./
MM Emerging Growth Fund	46.14%	-13.84%	5.64%	12.34%

American Century Investment Management, Inc./
MM Overseas Fund	23.69%	-10.59%	-0.29%	5.41%

Harris Associates L.P./
MM Overseas Fund	36.08%	5.39%	12.71%	8.08%

–  90  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

SHORT-DURATION BOND FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.30		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.00	)†	(0.01)

Total income (loss) from investment operations	0.31		(0.01)

Less distributions to shareholders:
From net investment income	(0.36)		-

Net asset value, end of period	$10.25		$10.30

Total Return(a)	2.98%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$104		$101
Net expenses to average daily net assets	1.29%		-	‡
Net investment income to average daily net assets	2.92%		-	‡
Portfolio turnover rate	41%		19%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

–  91  –

CORE BOND FUND

	Class N
	Year ended 12/31/03	Period ended 12/31/02+
Net asset value, beginning of period	$11.15	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.34 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.16	(0.01)

Total income (loss) from investment operations	0.50	(0.01)

Less distributions to shareholders:
From net investment income	(0.66)	-
From net realized gains	(0.15)	-

Total distributions	(0.81)	-

Net asset value, end of period	$10.84	$11.15

Total Return(a)	4.51% (b)	-%	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,215	$101
Net expenses to average daily net assets	1.36%	-	‡
Net investment income to average daily net assets	2.94%	-	‡
Portfolio turnover rate	146%	187%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  92  –

DIVERSIFIED BOND FUND

	Class N
	Year ended 12/31/03	Period ended 12/31/02++
Net asset value, beginning of period	$10.02	$10.03

Income (loss) from investment operations:
Net investment income	0.40 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.37	(0.01)

Total income (loss) from investment operations	0.77	(0.01)

Less distributions to shareholders:
From net investment income	(0.21)	-
From net realized gains	(0.03)	-

Total distributions	(0.24)	-

Net asset value, end of period	$10.55	$10.02

Total Return(a)	7.65% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111	$101
Net expenses to average daily net assets	1.44%	-	‡
Net investment income to average daily net assets	3.86%	-	‡
Portfolio turnover rate	105%	76%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excluded contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  93  –

BALANCED FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.63		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.19		(0.00	)†

Total income (loss) from investment operations	1.31		(0.00)

Less distributions to shareholders:
From net investment income	(0.17)		-

Net asset value, end of period	$8.77		$7.63

Total Return(a)	17.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$523		$101
Net expenses to average daily net assets	1.47%		-	‡
Net investment income to average daily net assets	1.38%		-	‡
Portfolio turnover rate	95%		94%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  94  –

CORE VALUE EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$6.97		$6.96

Income (loss) from investment operations:
Net investment income	0.07	***	0.00	***†
Net realized and unrealized gain on investments	1.76		0.01

Total income from investment operations	1.83		0.01

Less distributions to shareholders:
From net investment income	(0.11)		-

Net asset value, end of period	$8.69		$6.97

Total Return(a)	26.51%	(b)	-	‡
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386		$101
Net expenses to average daily net assets	1.40%		-	‡
Net investment income to average daily net assets	0.93%		-	‡
Portfolio turnover rate	64%		62%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  95  –

FUNDAMENTAL VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.76		$7.76

Income (loss) from investment operations:
Net investment income (loss)	0.08	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	2.17		(0.00	)†

Total income (loss) from investment operations	2.25		(0.00)

Less distributions to shareholders:
From net investment income	(0.07)		-

Net asset value, end of period	$9.94		$7.76

Total Return(a)	29.03%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,968		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%		-	‡
After expense waiver	1.52%	(b)	-	‡
Net investment income to average daily net assets	0.83%		-	‡
Portfolio turnover rate	28%		38%

***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  96  –

VALUE EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.63		$7.62

Income (loss) from investment operations:
Net investment income	0.06	***	0.00	***†
Net realized and unrealized gain on investments	1.90		0.01

Total income from investment operations	1.96		0.01

Less distributions to shareholders:
From net investment income	(0.03)		-

Net asset value, end of period	$9.56		$7.63

Total Return(a)	25.73%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$315		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%		-	‡
After expense waiver	1.56%	(c)	-	‡
Net investment income to average daily net assets	0.70%		-	‡
Portfolio turnover rate	66%		105%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $ 0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.
(c)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  97  –

LARGE CAP VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.21		$7.19

Income (loss) from investment operations:
Net investment income	0.03	***	0.00	***†
Net realized and unrealized gain on investments	2.07		0.02

Total income from investment operations	2.10		0.02

Less distributions to shareholders:
From net investment income	(0.06)		-

Total distributions	(0.06)		-

Net asset value, end of period	$9.25		$7.21

Total Return(a)	29.18%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,891		$101
Net expenses to average daily net assets	1.57%		-
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%		-	‡
After expense waiver	1.56%	(b)	-	‡
Net investment income to average daily net assets	0.33%		-	‡
Portfolio turnover rate	7%		25%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  98  –

INDEXED EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$8.05		$8.05

Income (loss) from investment operations:
Net investment income	0.06	***	0.00	†
Net realized and unrealized gain (loss) on investments	2.14		(0.00	)†

Total income (loss) from investment operations	2.20		0.00

Less distributions to shareholders:
From net investment income	(0.10)		-

Net asset value, end of period	$10.15		$8.05

Total Return(a)	27.34%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,487		$101
Net expenses to average daily net assets	1.15%	**	-	‡
Net investment income to average daily net assets	0.64%	**	-	‡
Portfolio turnover rate	2%		5%

***	Per share amount calculated on the average shares method.
†	Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  99  –

BLUE CHIP GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.69		$6.69

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.61		(0.00	)†

Total income from investment operations	1.58		0.00

Less distributions to shareholders:
From net investment income	(0.00	)††	-

Net asset value, end of period	$8.27		$6.69

Total Return(a)	23.64%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,493		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%		-	‡
After expense waiver#	1.69%	(b)	-	‡
Net investment loss to average daily net assets	(0.45)%		-	‡
Portfolio turnover rate	23%		30%

***	Per share amount calculated on the average shares method.
†	Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.
††	Distributions from net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  100  –

LARGE CAP GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.94		$6.95

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.00	)*** †
Net realized and unrealized gain (loss) on investments	1.53		(0.01)

Total income (loss) from investment operations	1.48		(0.01)

Net asset value, end of period	$8.42		$6.94

Total Return(a)	21.33%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$125		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%		-	‡
After expense waiver#	1.55%	(b)	-	‡
Net investment loss to average daily net assets	(0.63)%		-	‡
Portfolio turnover rate	47%		56%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  101  –

GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.01		$6.01

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	0.00	***††
Net realized and unrealized gain (loss) on investments	1.38		(0.00	)††

Total income from investment operations	1.33		0.00

Net asset value, end of period	$7.34		$6.01

Total Return(a)	22.13%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,661		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%		-	‡
After expense waiver	1.52%	(b)	-	‡
Net investment loss to average daily net assets	(0.65)%		-	‡
Portfolio turnover rate	260%		224%

***	Per share amount calculated on the average shares method.
††	Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent sales charges and would be lower for the periods presented if they reflected these charges.

–  102  –

AGGRESSIVE GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$3.77		$3.77

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.19		(0.00	)†

Total income from investment operations	1.15		0.00

Net asset value, end of period	$4.92		$3.77

Total Return(a)	30.50%	(d)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$636		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.68%		-	‡
After expense waiver	1.64%	(c)	-	‡
Net investment loss to average daily net assets	(0.91)%		-	‡
Portfolio turnover rate	93%		112%

***	Per share amount calculated on the average shares method.
†	Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.
‡	Amounts are de minimis due to the short period of operations.
++	Class N commenced operations on December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  103  –

OTC 100 FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$2.52		$2.53

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.23		(0.01)

Total income (loss) from investment operations	1.19		(0.01)

Net asset value, end of period	$3.71		$2.52

Total Return(a)	47.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$150		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%		-	‡
After expense waiver#	1.42%		-	‡
Net investment loss to average daily net assets	(1.15)%		-	‡
Portfolio turnover rate	66%		65%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  104  –

FOCUSED VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$11.90		$11.77

Income (loss) from investment operations:
Net investment loss	(0.11	)***	(0.00	)***†
Net realized and unrealized gain on investments	5.43		0.13

Total income from investment operations	5.32		0.13

Less distributions to shareholders:
From net investment income	(0.00	)†	-
Tax return of capital	(0.41)		-

Total distributions	(0.41)		-

Net asset value, end of period	$16.81		$11.90

Total Return(a)	44.70%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$904		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%		-	‡
After expense waiver#	1.60%	(b)	-	‡
Net investment loss to average daily net assets	(0.70)%		-	‡
Portfolio turnover rate	31%		78%

***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  105  –

SMALL COMPANY VALUE FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$8.63		$8.59

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†
Net realized and unrealized gain on investments	3.30		0.04

Total income from investment operations	3.29		0.04

Less distributions to shareholders:
From net investment income	(0.00	)††	-
From net realized gains	(0.02)		-

Total distributions	(0.02)		-

Net asset value, end of period	$11.90		$8.63

Total Return(a)	38.20%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$564		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%		-	‡
After expense waiver#	1.72%	(b)	-	‡
Net investment loss to average daily net assets	(0.08)%		-	‡
Portfolio turnover rate	58%		69%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
††	Distributions from net investment income are less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  106  –

SMALL CAP EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.12		$10.02

Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.19		0.10

Total income from investment operations	3.13		0.10

Net asset value, end of period	$13.25		$10.12

Total Return(a)	30.93%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$133		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.49%		-	‡
After expense waiver	1.49%	(b)	-	‡
Net investment loss to average daily net assets	(0.51)%		-	‡
Portfolio turnover rate	26%		49%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  107  –

MID CAP GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$5.85		$5.86

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.81		(0.01)

Total income (loss) from investment operations	1.74		(0.01)

Net asset value, end of period	$7.59		$5.85

Total Return(a)	29.74%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$137		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.60%		-	‡
After expense waiver	1.56%	(b)	-	‡
Net investment loss to average daily net assets	(1.09)%		-	‡
Portfolio turnover rate	128%		284%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  108  –

MID CAP GROWTH EQUITY II FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$8.09		$8.05

Income (loss) from investment operations:
Net investment loss	(0.12	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.13		0.04

Total income from investment operations	3.01		0.04

Net asset value, end of period	$11.10		$8.09

Total Return(a)	37.21%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$617		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%		-	‡
After expense waiver	1.65%	(b)	-	‡
Net investment loss to average daily net assets	(1.22)%		-	‡
Portfolio turnover rate	54%		61%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  109  –

SMALL CAP GROWTH EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$8.72		$8.68

Income (loss) from investment operations:
Net investment loss	(0.15	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.90		0.04

Total income from investment operations	3.75		0.04

Net asset value, end of period	$12.47		$8.72

Total Return(a)	43.00%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$149		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%		-	‡
After expense waiver	1.79%	(b)	-	‡
Net investment loss to average daily net assets	(1.41)%		-	‡
Portfolio turnover rate	56%		51%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  110  –

SMALL COMPANY GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$6.95		$6.90

Income (loss) from investment operations:
Net investment income (loss)	(0.13	)***	0.00	***†
Net realized and unrealized gain on investments	4.29		0.05

Total income from investment operations	4.16		0.05

Less distributions to shareholders:
From net realized gains	(0.52)		-

Net asset value, end of period	$10.59		$6.95

Total Return(a)	59.78%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$953		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.88%		-	‡
After expense waiver#	1.68%	(b)	-	‡
Net investment loss to average daily net assets	(1.31)%		-	‡
Portfolio turnover rate	141%		150%

***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  111  –

EMERGING GROWTH FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$3.51		$3.50

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.00	)***†
Net realized and unrealized gain on investments	1.65		0.01

Total income from investment operations	1.58		0.01

Net asset value, end of period	$5.09		$3.51

Total Return(a)	45.01%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$147		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.78%		-	‡
After expense waiver#	1.74%		-	‡
Net investment loss to average daily net assets	(1.61)%		-	‡
Portfolio turnover rate	198%		175%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  112  –

INTERNATIONAL EQUITY FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$6.30		$6.26

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	3.13		0.04

Total income from investment operations	3.12		0.04

Less distributions to shareholders:
From net investment income	(0.00	)†	-

Net asset value, end of period	$9.42		$6.30

Total Return(a)	49.44%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.82%		-	‡
After expense waiver	1.81%	(b)	-	‡
Net investment loss to average daily net assets	(0.16)%		-	‡
Portfolio turnover rate	70%		40%

***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  113  –

OVERSEAS FUND

	Class N
	Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.31		$7.24

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.00	)***†
Net realized and unrealized gain on investments	2.21		0.07

Total income from investment operations	2.19		0.07

Net asset value, end of period	$9.50		$7.31

Total Return(a)	29.96%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$255		$102
Ratio of expenses to average daily net assets:
Before expense waiver	2.04%		-	‡
After expense waiver#	1.94%	(b)	-	‡
Net investment loss to average daily net assets	(0.22)%		-	‡
Portfolio turnover rate	92%		138%

***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreement with certain brokers to rebate a portions of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  114  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

–  115  –

purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also

–  116  –

purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

–  117  –

achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

–  118  –

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of

–  119  –

their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated May 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-04-4

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class L shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Money Market Fund	David L. Babson & Company Inc.

Fixed Income

MassMutual Short-Duration Bond Fund	David L. Babson & Company Inc.
MassMutual Inflation-Protected Bond Fund	David L. Babson & Company Inc.
MassMutual Core Bond Fund	David L. Babson & Company Inc.
MassMutual Diversified Bond Fund	David L. Babson & Company Inc.

Large Cap Value Equity

MassMutual Core Value Equity Fund	David L. Babson & Company Inc./Alliance Capital Management L.P.
MassMutual Fundamental Value Fund	Wellington Management Company, LLP
MassMutual Value Equity Fund	Fidelity Management & Research Company
MassMutual Large Cap Value Fund	Davis Selected Advisers, L.P.

Large Cap Core Equity

MassMutual Indexed Equity Fund	Northern Trust Investments, N.A.

Large Cap Growth

MassMutual Blue Chip Growth Fund	Fidelity Management & Research Company
MassMutual Large Cap Growth Fund	Alliance Capital Management L.P.
MassMutual Growth Equity Fund	Massachusetts Financial Services Company
MassMutual Aggressive Growth Fund	Sands Capital Management, Inc.
MassMutual OTC 100 Fund	Northern Trust Investments, N.A.

Mid/Small Cap Value

MassMutual Focused Value Fund	Harris Associates L.P.
MassMutual Small Company Value Fund	Clover Capital Management, Inc./T. Rowe Price Associates, Inc.
MassMutual Small Cap Equity Fund	David L. Babson & Company Inc.

Mid/Small Cap Growth

MassMutual Mid Cap Growth Equity Fund	Navellier & Associates, Inc.
MassMutual Mid Cap Growth Equity II Fund	T. Rowe Price Associates, Inc.
MassMutual Small Cap Growth Equity Fund	Waddell & Reed Investment Management Company/
Wellington Management Company, LLP
MassMutual Small Company Growth Fund	Mazama Capital Management, Inc./MTB Investment Advisors, Inc.
MassMutual Emerging Growth Fund	RS Investment Management, L.P.

International/Global

MassMutual International Equity Fund	Oppenheimer Funds, Inc.
MassMutual Overseas Fund	American Century Investment Management, Inc./Harris Associates L.P.

Lifestyle/Asset Allocation

MassMutual Balanced Fund	David L. Babson & Company Inc.
MassMutual Strategic Balanced Fund	Salomon Brothers Asset Management Inc/
Western Asset Management Company

MassMutual Destination Retirement Income Fund

MassMutual Destination Retirement 2010 Fund

MassMutual Destination Retirement 2020 Fund

MassMutual Destination Retirement 2030 Fund

MassMutual Destination Retirement 2040 Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

–  1  –

–  2  –

Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 65.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about Performance Information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those accounts became the Fund. In addition, where indicated, average annual total returns for Class L shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses.

For some Funds, in addition to actual Fund performance, additional performance information provided is based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. None of the Funds charges any Shareholder Fees for Class L shares. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that Babson judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 1.58% for the quarter ended December 31, 2000 and the lowest was 0.08% for the quarter ended December 31, 2003.

–  4  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L*	0.44%	3.28%	4.14%
Salomon Smith Barney 3-Month Treasury Bill Index^	1.07%	3.50%	4.30%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2003 was 0.43%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow Class L shares of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	.70%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$72	$224	$389	$870

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  5  –

MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three year range are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 4.07% for the quarter ended June 30, 1995 and the lowest was -1.60% for the quarter ended March 31, 1994.

–  6  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes
Class L*	3.55%	5.23%	5.43%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.51%	5.73%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

^ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	3.55%	5.35%
Return After Taxes on Distributions – Class L	2.14%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	2.31%	3.20%
Lehman Brothers 1-3 Year Government Bond Index^	1.98%	5.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	.74%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$76	$237	$411	$917

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  7  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  8  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.42%
Total Annual Fund Operating Expenses	.90%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.83%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$85	$280

The Fund does not impose any Shareholders Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.84% for the quarter ended September 30, 2002 and the lowest was 0.26% for the quarter ended September 30, 2003.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class L*	6.96%	9.36%
Lehman U.S. Treasury Inflation Note Index^	8.40%	10.43%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  9  –

MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, David L. Babson & Company Inc., by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 6.53% for the quarter ended June 30, 1995 and the lowest was -3.55% for the quarter ended March 31, 1994.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L*	5.09%	5.85%	6.27%
Lehman Brothers Aggregate Bond Index^	4.11%	6.62%	6.95%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	5.09%	6.47%
Return After Taxes on Distributions – Class L	2.71%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.45%	4.03%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	.79%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$81	$252	$439	$977

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  11  –

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was 0.10% for the quarter ended June 30, 2001.

–  12  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	8.36%	6.37%
Return After Taxes on Distributions – Class L	7.30%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	5.49%	4.19%
Lehman Brothers Aggregate Bond Index^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.40%
Total Annual Fund Operating Expenses(1)	.90%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$92	$287	$498	$1,106

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 10.03% for the quarter ended June 30, 2003 and the lowest was –9.70% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L*	17.77%	-0.97%	5.89%
S&P 500® Index^	28.67%	-0.57%	11.06%
Lipper Balanced Fund Index^^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  14  –

^^The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	17.77%	-1.64%
Return After Taxes on Distributions – Class L	17.19%	-3.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	11.75%	-2.29%
S&P 500® Index^	28.67%	-2.43%
Lipper Balanced Fund Index^^	19.94%	2.11%
Lehman Brothers Aggregate Bond Index^^^	4.11%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses(1)	.91%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$93	$290	$504	$1,118

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  15  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.49%
Total Annual Fund Operating Expenses	1.09%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.96%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  16  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$98	$334

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	21.76%, 2Q 2003	-22.12%, 3Q 2002
Western Composite	7.24%, 2Q 1995	-2.87%, 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund Class L*	37.98%	6.83%	10.72%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Russell 3000 Index^^	31.06%	0.37%	10.78%

	One Year	Five Years	Ten Years
Western Composite Class L*	8.87%	7.31%	7.50%
Lipper Balanced Fund Index^	19.94%	2.95%	8.20%
Lehman Brothers Aggregate Bond Index^^^	4.11%	6.62%	6.95%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by Western, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies as the portion of the Fund managed by SaBAM, and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar charts are based on Class L expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have low share-price to company earnings (“PE”), price-to-book and other relevant ratios relative to their industry peer groups, historical valuations, or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 16.42% for the quarter ended December 31, 1998 and the lowest was –18.42% for the quarter ended September 30, 2002.

–  18  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L*	27.26%	-2.48%	8.01%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	27.26%	-3.71%
Return After Taxes on Distributions – Class L	26.63%	-6.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	17.68%	-3.79%
S&P 500® Index^	28.67%	-2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	.84%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$86	$268	$466	$1,036

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  19  –

MassMutual Fundamental Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large capitalizations (generally having market capitalizations above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment approach of the Fund’s Sub-Adviser, Wellington Management Company, LLP (“Wellington Management”), is based on the fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a “bottom-up” process and frequently leads to contrarian industry weightings. Existing holdings are sold as they approach their price targets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 17.20% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.02% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class L	29.56%	0.91%
Return After Taxes on Distributions – Class L	29.39%	0.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	19.44%	0.69%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  20  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)(2)	.99%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual. For the year-ended 12/31/2003, the Total Annual Fund Operating Expenses were the actual Fund expenses, so that no reimbursement was necessary.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$101	$315	$547	$1,211

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Wellington Management for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 17.29% for the quarter ended June 30, 2003 and the lowest was -20.08% for the quarter ended September 30, 2002.

Wellington Management Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Wellington Management’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Wellington Management Composite Class L*	29.83%	6.48%	11.96%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Wellington Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Fundamental Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  21  –

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/earnings (P/E), price/sales (P/S), or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 15.45% for the quarter ended June 30, 2003 and the lowest quarterly return was –18.25% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class L	26.34%	-	0.61%
Return After Taxes on Distributions – Class L	26.10%	-	0.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	17.43%	-	0.66%
Russell 1000® Value Index^	30.03%		1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are Deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	1.04%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$106	$331	$574	$1,269

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  23  –

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of companies with market capitalizations, at the time of purchase, of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, we expect that current income will be low.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 17.22% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.47% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class L	29.79%	-1.24%
Return After Taxes on Distributions – Class L	29.68%	-1.40%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	19.51%	-1.14%
S&P 500® Index^	28.67%	-5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  24  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.00%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$102	$317	$550	$1,217

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.40% for the quarter ended December 31, 1998 and the lowest was -14.53% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Davis Composite Class L*	31.92%	4.49%	12.86%
S&P 500® Index^	28.67%	-0.57%	11.06%

*Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  25  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 21.19% for the quarter ended December 31, 1998 and the lowest was -17.35% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns*

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes
Class L†	27.88%	-1.19%	10.37%
S&P 500® Index^	28.67%	-0.57%	11.06%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from January 1, 1994 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

† Performance for Class L shares of the Fund prior to July 1, 1999 is based on Class S shares adjusted to reflect Class L expenses.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (7/1/99)
Return Before Taxes – Class L	27.88%	-3.75%
Return After Taxes on Distributions – Class L	27.67%	-4.21%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	18.39%	-3.36%
S&P 500® Index^	28.67%	-3.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.50%
Total Annual Fund Operating Expenses(1)	.60%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$61	$192	$335	$749

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  27  –

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of assets in blue chip companies. The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), normally invests the Fund’s assets primarily in common stocks of well-known and established companies. Blue chip companies include companies whose stock is included in the Standard & Poor’s 500SM Index (S&P 500®) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.

FMR invests the Fund’s assets in companies that FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Fund may not achieve its objective.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 13.27% for the quarter ended June 30, 2003 and the lowest quarterly return was –16.29% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/01)
Return Before Taxes – Class L	24.25%	-6.52%
Return After Taxes on Distributions – Class L	24.23%	-6.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	15.79%	-5.50%
S&P 500® Index^	28.67%	-3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  28  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses(1)	1.13%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$115	$359	$622	$1,372

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.30% for the quarter ended December 31, 1998 and the lowest was -18.47% for the quarter ended September 30, 2001.

FMR Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
FMR Composite Class L*	24.36%	-3.02%	8.99%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The performance is of the Fidelity Blue Chip Growth Fund which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Alliance Capital Management L.P. (“Alliance Capital”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

Alliance Capital’s investment strategy focuses on a relatively small number of intensively researched companies. Alliance Capital selects the Fund’s investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, Alliance Capital invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. Alliance Capital will also add and trim core positions on market weakness or strength, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 12.28% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.51% for the quarter ended June 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class L	21.89%	-7.69%
Return After Taxes on Distributions – Class L	21.89%	-7.69%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	14.23%	-6.49%
S&P 500® Index^	28.67%	-0.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  30  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.09%

Expense Reimbursement(1)	(.06%	)
Net Fund Expenses(2)	1.03%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$105	$341	$595	$1,321

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Alliance Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Alliance Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 30.90% for the quarter ended December 31, 1998 and the lowest was -17.58% for the quarter ended September 30, 2001.

Alliance Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Alliance Capital’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Alliance Capital Composite Class L*	23.55%	-5.43%	9.84%
S&P 500® Index^	28.67%	-0.57%	11.06%

* Performance shown is the composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by Alliance Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Large Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

The Fund may invest up to 35% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 14.65% for the quarter ended December 31, 2001 and the lowest quarterly return was -21.34% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	22.79%	-4.43%
Return After Taxes on Distributions – Class L	22.79%	-5.05%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	14.81%	-4.01%
S&P 500® Index^	28.67%	-2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  32  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses(1)	1.01%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$103	$322	$558	$1,234

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.28% for the quarter ended December 31, 1999 and the lowest was -22.41% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite Class L*	23.61%	-3.28%	9.95%
S&P 500® Index^	28.67%	-0.57%	11.06%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

–  33  –

MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued rationally in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 67.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 20.14% for the quarter ended December 31, 2001 and the lowest quarterly return was -26.38% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class L	31.15%	-	17.10%
Return After Taxes on Distributions – Class L	31.15%	-	17.12%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	20.25%	-	13.92%
S&P 500® Index^	28.67%	-	5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

Expense Information

	Class L

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.39%
Total Annual Fund Operating Expenses	1.12%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	1.04%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fee through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$106	$348	$609	$1,354

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.70% for the quarter ended December 31, 1998 and the lowest was –23.38% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
Sands Capital Composite Class L*	35.59%	-	0.56%	14.56%
S&P 500® Index^	28.67%	-	0.57%	11.06%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Sands Capital replaced Janus Capital Management LLC as the Fund’s sub-adviser on January 5, 2004. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  35  –

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 118). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 34.87% for the quarter ended December 31, 2001 and the lowest quarterly return was -36.27% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class L	48.43%	-23.33%
Return After Taxes on Distributions – Class L	48.43%	-23.33%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	31.48%	-18.57%
NASDAQ 100 Index®^	49.12%	-22.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.76%
Total Annual Fund Operating Expenses(1)	.91%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$93	$290	$504	$1,118

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  37  –

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 67.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 23.12% for the quarter ended June 30, 2003 and the lowest quarterly return was -14.28% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class L	45.49%	17.65%
Return After Taxes on Distributions – Class L	44.44%	17.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	29.71%	15.05%
Russell 2500 Index^	45.51%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.36%
Total Annual Fund Operating Expenses(1)	1.05%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$107	$334	$579	$1,281

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.68% for the quarter ended June 30, 2003 and the lowest was –18.31% for the quarter ended September 30, 2002.

Harris Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class L*	41.07%	14.14%	16.27%
Russell 2500 Index^	45.51%	9.40%	11.74%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  39  –

MassMutual Small Company Value Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of small U.S. companies with market capitalizations, at the time of purchase, that fall within or below the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives.

Clover Capital Management, Inc. (“Clover”) invests in stocks of companies that it believes have low valuations relative to the market or to their historical valuation. Quantitative analysis is employed to identify attractive small cap stocks, then fundamental analysis is employed to identify catalysts for beneficial change. Clover invests in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out of favor with investors.

Reflecting a value approach to investing, T. Rowe Price Associates, Inc. (“T. Rowe Price”) seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 20.25% for the quarter ended June 30, 2003 and the lowest quarterly return was –19.87% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class L	38.92%	9.86%
Return After Taxes on Distributions – Class L	38.82%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	25.43%	8.37%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  40  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.26%

Expense Reimbursement(1)	(.02%	)
Net Fund Expenses(2)	1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$126	$398	$689	$1,518

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Clover and T. Rowe Price Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Clover Composite	26.45%, 2Q 1999	-22.40%, 3Q 2002
T. Rowe Price Account	19.80%, 2Q 1999	-19.87%, 3Q 1998

Clover and T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/96)
Clover Composite Class L*	45.52%	15.77%	14.70%
Russell 2000 Index^	47.26%	7.13%	8.60%
T. Rowe Account			(4/97)
Class L*	23.60%	11.48%	11.31%
Russell 2000 Index^	47.26%	7.13%	8.91%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The T. Rowe Price Account represents the performance of a single, separately-managed private account. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  41  –

MassMutual Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. Normally, the Fund invests at least 80% of its assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 18.66% for the quarter ended June 30, 1997 and the lowest was -19.05% for the quarter ended September 30, 1998.

–  42  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L*	31.73%	6.17%	8.81%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	31.73%	7.30%
Return After Taxes on Distributions – Class L	31.72%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	20.65%	5.34%
Russell 2000 Index^	47.26%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.36%
Total Annual Fund Operating Expenses(1)	.94%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$96	$300	$520	$1,153

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  43  –

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Adviser, Navellier & Associates, Inc. (“Navellier”) believes it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 15% of the Fund’s assets may be invested in foreign securities traded on the U.S. market.

The Fund is designed to achieve the highest possible returns while minimizing risk. Navellier’s selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. Navellier uses an objective, “bottom-up,” quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

Navellier mainly buys stocks of companies which it believes are poised to rise in price. The investment process focuses on “growth” variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

Navellier attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, Navellier uses a proprietary computer model to calculate and analyze a “reward/risk ratio.” The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates. Navellier’s research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 17.73% for the quarter ended December 31, 2001 and the lowest was -27.39% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	30.35%	-3.37%
Return After Taxes on Distributions – Class L	30.35%	-4.14%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	19.73%	-3.19%
Russell 2500 Index^	45.51%	9.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.05%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$107	$334	$579	$1,281

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Navellier Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by Navellier for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 46.12% for the quarter ended December 31, 1999 and the lowest was -20.87% for the quarter ended March 31, 2001.

Navellier Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Navellier’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (1/97)
Navellier Similar Accounts Class L*	32.61%	12.56%	14.69%
Russell 2500 Index^	45.51%	9.40%	10.06%

* Navellier’s Similar Account performance is a composite of all portfolios managed by Navellier with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Navellier replaced Morgan Stanley Investments, LP as the Fund’s Sub-Adviser on May 1, 2002. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  45  –

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index – as of March 31, 2004, between $413 million and $18.4 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure, and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•	Capable management;

•	Attractive business niches and operate in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 20.72% for the quarter ended December 31, 2001 and the lowest quarterly return was –18.86% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (6/1/00)
Return Before Taxes – Class L	37.94%	3.39%
Return After Taxes on Distributions – Class L	37.94%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	24.66%	2.90%
S&P MidCap 400 Index^	35.59%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses(1)	1.10%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$112	$350	$606	$1,338

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

T. Rowe Price Prior Performance

for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for accounts with an investment objective similar to that of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Mutual Fund (for Brian Berghuis’ approach)	26.74%, 4Q 1998	-18.94%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	39.75%, 4Q 1999	-25.21%, 3Q 2001

T. Rowe Price Average Annual Total Returns

for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares T. Rowe Price’s investment results for accounts with an investment objective similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
T. Rowe Price Mutual Fund Class L*	37.11%	7.11%	13.56%
T. Rowe Price Composite Class L*	36.46%	8.22%	12.66%
S&P Mid Cap 400 Index^	35.59%	8.79%	13.70%

* Performance shown is from a mutual fund and a composite of separately managed accounts of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The performance of the mutual fund is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The mutual fund and composite performance do not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  47  –

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index—as of March 31, 2004, between $15.8 million and $3.1 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. These companies generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies with significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally share several common characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached, detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 22.67% for the quarter ended December 31, 2001 and the lowest was -24.82% for the quarter ended September 30, 2001.

–  48  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	43.83%	6.04%
Return After Taxes on Distributions – Class L	43.83%	5.73%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	28.49%	5.03%
Russell 2000 Index^	47.26%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.26%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$128	$400	$691	$1,520

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
Wellington Management Composite (for Kenneth Abrams’ approach)	35.14%, 4Q 1999	-22.23%, 3Q 2001
Wellington Management Composite (for Steven Angeli’s approach)	42.20%, 4Q 1999	-24.20%, 3Q 2001
Waddell & Reed Composite	44.07%, 4Q 1999	-22.27%, 3Q 2001

Wellington Management and Waddell & Reed Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (3/94)
Wellington Management Composite (for Kenneth Abrams’ approach) Class L*	55.93%	17.84%	14.95%
Russell 2000 Index^	47.26%	7.13%	9.34%
			(1/98)
Wellington Management Composite (for Steven Angeli’s approach) Class L*	56.39%	6.47%	10.19%
Russell 2000 Index^	47.26%	7.13%	5.45%
			Ten Years
Waddell & Reed Composite Class L*	38.66%	12.73%	19.96%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  49  –

MassMutual Small Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the Fund’s Sub-Advisers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2004, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $15.8 million and $2.8 billion. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

In selecting securities, Mazama Capital Management, Inc. (“Mazama”) seeks undiscovered and/or underappreciated companies that have one or all of the following characteristics: strong management team, the ability to attract talented employees, the best or one of the best in their industry, strong financials and financial trends and significant ownership by officers and directors. Mazama utilizes a proprietary Price Performance Model to assist it in identifying securities in which to invest.

MTB Investment Advisors, Inc. (“MTB”) invests primarily in securities of smaller companies that are in the early stages of development and which MTB believes have the potential to achieve substantial long-term earnings growth. In selecting investments for the portfolio, MTB purchases securities of small-cap U.S. companies with strong earnings growth potential. MTB may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not, in MTB’s opinion, fully reflected in a stock’s price. MTB may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 29.98% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.00% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/01)
Return Before Taxes – Class L	60.55%	6.08%
Return After Taxes on Distributions – Class L	58.18%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	39.56%	4.77%
Russell 2000 Index^	47.26%	7.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  50  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.48%
Total Annual Fund Operating Expenses	1.33%

Expense Reimbursement(1)	(.09%	)
Net Fund Expenses(2)	1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$126	$413	$720	$1,591

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Mazama and MTB Prior Performance for

Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mazama Composite	41.54%, 4Q 2001	-34.85%, 3Q 2001
MTB Composite	82.50%, 4Q 1999	-23.74%, 3Q 2002

Mazama and MTB Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mazama Composite Class L*	75.52%	10.41%	13.42%
Russell 2000 Index^	47.26%	7.13%	9.47%

			Since Inception (8/95)
MTB Composite Class L*	53.47%	19.22%	17.38%
Russell 2000 Index^	47.26%	7.13%	9.13%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  51  –

MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 30.43% for the quarter ended December 31, 2001 and the lowest quarterly return was -30.58% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/00)
Return Before Taxes – Class L	45.92%	-16.40%
Return After Taxes on Distributions – Class L	45.92%	-16.40%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	29.85%	-13.38%
Russell 2000 Index^	47.26%	4.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are Deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.44%
Total Annual Fund Operating Expenses(1)	1.23%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$125	$390	$675	$1,486

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.68% for the quarter ended December 31, 1999 and the lowest was -30.99% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
RS Composite Class L*	47.68%	6.27%	12.94%
Russell 2000 Index^	47.26%	7.13%	9.47%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  53  –

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return was 39.38% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class L*	50.23%		2.57%	4.93%
MSCI EAFE^	38.59%	-	0.05%	4.47%

* Performance for Class L shares of the Fund prior to May 3, 1999 is based on Class S shares adjusted to reflect Class L expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (5/3/99)
Return Before Taxes – Class L	50.23%	1.57%
Return After Taxes on Distributions – Class L	50.25%	-0.10%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	32.91%	0.74%
MSCI EAFE^	38.59%	-1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.42%
Total Annual Fund Operating Expenses(1)	1.27%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$129	$403	$697	$1,531

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

–  55  –

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Harris Associates L.P. (“Harris”), each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

•	Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they make their investment decisions based on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies’ earnings and revenues. This information is used to help the Fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Harris utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings (after adjusting for cyclical influences) and asset value. A company must be selling at 30% or greater discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry, and the attractiveness of the industry.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 20.67% for the quarter ended June 30, 2003 and the lowest quarterly return was –21.17% for the quarter ended September 30, 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class L	30.68%	-1.39%
Return After Taxes on Distributions – Class L	30.75%	-1.36%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	20.15%	-1.13%
MSCI EAFE^	38.59%	-0.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  56  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.49%
Total Annual Fund Operating Expenses(1)	1.49%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$152	$471	$813	$1,776

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris and American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Harris Composite	25.60%, 2Q 2003	-23.04%, 3Q 2002
American Century Composite	48.29%, 4Q 1999	-19.79%, 3Q 2002

Harris and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2003)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Harris Composite Class L*	37.63%	13.26%	8.63%
MSCI EAFE^	38.59%	-0.05%	4.47%
American Century Composite Class L*	25.24%	0.28%	5.97%
MSCI EAFE^	38.59%	-0.05%	4.47%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

–  57  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

–  58  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  59  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Sands)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  60  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  61  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003 and does not have a full calendar year of returns. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund does not have a full calendar year of returns, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.36%

Expense Reimbursement(2)	(.11%	)
Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.32%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses	.30%

Expense Reimbursement(2)	(.05%	)
Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  62  –

Destination Retirement 2030

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.26%
Total Annual Fund Operating Expenses	.31%

Expense Reimbursement(2)	(.06%	)
Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.28%
Total Annual Fund Operating Expenses	.33%

Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class L

Destination Retirement Income	.92%
Destination Retirement 2010	.96%
Destination Retirement 2020	1.02%
Destination Retirement 2030	1.12%
Destination Retirement 2040	1.16%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2003. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of a Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the

–  63  –

weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class L	$94	$317

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class L	$98	$321

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class L	$104	$335

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class L	$114	$369

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class L	$118	$386

The Fund does not impose any Shareholder Fees. Therefore, the figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  64  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Strategic Balanced Fund, the Diversified Bond Fund and the Destination Retirement Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  65  –

Balanced Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Balanced Fund and the Core Bond Segment of the Balanced Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Tracking Error Risk. There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may be subject to liquidity risk.

•

Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of

–  66  –

the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds, are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility

–  67  –

than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Destination Retirement Funds generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Focused Value Fund, the Small Company Value Fund and the Destination Retirement Funds generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  68  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Money Market Fund	X	X	X				X								X

Short-Duration Bond Fund	X	X	X		X		X								X

Inflation-Protected Bond Fund	X	X	X		X	X	X		X		X				X

Core Bond Fund	X	X	X		X	X	X		X	X	X				X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X				X

Balanced Fund	X	X	X		X	X	X		X	X	X				X

Strategic Balanced Fund	X	X	X		X	X	X		X	X	X				X

Core Value Equity Fund	X	X	X				X		X					X	X

Fundamental Value Fund	X	X	X			X	X		X					X	X

Large Cap Value Fund	X	X	X				X		X		X			X	X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X	X

Indexed Equity Fund	X	X		X			X	X	X		X		X		X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X		X

Large Cap Growth Fund	X	X	X			X	X		X	X	X		X		X

Growth Equity Fund	X	X	X				X		X		X		X		X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X		X

OTC 100 Fund	X	X		X		X	X	X				X	X		X

Focused Value Fund	X	X	X			X	X	X	X			X		X	X

Small Company Value Fund	X	X	X			X	X		X		X	X		X	X

Small Cap Equity Fund	X	X	X			X	X		X		X	X			X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X		X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X		X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X		X

–  69  –

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Small Company Growth Fund	X	X	X			X	X		X	X	X	X	X		X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X		X

International Equity Fund	X	X	X			X	X		X	X	X				X

Overseas Fund	X	X	X			X	X		X	X	X				X

Destination Retirement Income Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X		X	X	X		X	X	X	X	X	X	X

–  70  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Money Market Fund; .40% for the Short-Duration Bond Fund; .48% for the Inflation-Protected Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; ..48% for the Balanced Fund; .60% for the Strategic Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .85% for the Small Company Value Fund; .58% for the Small Cap Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .79% for the Emerging Growth Fund; .85% for the International Equity Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the fee ranges for Class L shares of the Funds were .1459% to .6244%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Asset Allocation Committee.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Small Cap Equity Fund and a portion of the portfolio of the Core Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2003 of more than $82 billion.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, the Core Bond Fund, the Money Market and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe, a Managing Director of Babson, has over 28 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Stephen F. Libera

assists Ms. Kibbe in the day-to-day management of the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund. Mr. Libera, a Managing Director of Babson, is a Chartered Financial Analyst with more than 30 years of investment experience. Prior to joining Babson in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

–  71  –

Ronald Desautels

is principally responsible for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund. He has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 27 years of investment experience and has been associated with MassMutual since 1989.

Anthony M. Maramarco

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Maramarco, a Managing Director of Babson, is a Chartered Financial Analyst with more than 21 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993 and serves as a portfolio manager of the firm’s Value Equity strategy. Previously, he worked as an analyst at Connecticut National Bank and Massachusetts Mutual Life Insurance Company.

Michael P. Stack

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Stack, a Managing Director of Babson, is a Chartered Financial Analyst with more than 17 years of investment experience. Mr. Stack joined Babson in 2002 and serves as a portfolio manager of the firm’s Large Cap Value strategy. Prior to joining Babson, Mr. Stack served as an analyst and portfolio manager at several financial institutions. Most recently, he worked at Putnam Investments where he was a senior vice president and senior portfolio manager.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson, has 16 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Paul S. Szczygiel

has been principally responsible for the day-to-day management of the Small Cap Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 20 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 19 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, New York, New York 10281, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2003, OFI managed assets of more than $150 billion.

George Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Vice President and Portfolio Manager of OFI and has been with OFI since 1990. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

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William L. Wilby

Other members of OFI’s Global Equity team, including Mr. Wilby, assist George Evans in managing the International Equity Fund. Mr. Wilby is a Senior Vice President, Senior Investment Officer and Director of International Equities of OFI. He is a Chartered Financial Analyst with over 22 years of asset management experience. Mr. Wilby has been a Senior Vice President of OFI since 1994 and also manages other Funds for OFI.

Alliance Capital Management L.P. (“Alliance Capital”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund and manages the investments of the Large Cap Growth Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2003, Alliance Capital managed approximately $475 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak has been an Executive Vice President and Chief Investment Officer – U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, and member of the U.S. Equity’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Stephanie Simon

is a portfolio manager of the Large Cap Growth Fund. Ms. Simon, a Senior Vice President of Alliance Capital, joined Alliance Capital after serving as Chief Investment Officer for Sargent Management Company, a private investment firm in Minneapolis. Previously, Ms. Simon was with First American Asset Management, the investment arm of U.S. Bancorp. Ms. Simon is a Chartered Financial Analyst and a Certified Public Accountant.

Eric P. Hewitt

is a portfolio manager of the Large Cap Growth Fund. Mr. Hewitt, a Vice President of Alliance Capital, joined Alliance Capital as an analyst after receiving an MBA from the University of Minnesota Carlson School of Management.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2003, American Century had approximately $87.4 billion in assets under management.

Henrik Strabo

is primarily responsible for the day-to-day management of a portion of the Overseas Fund. Mr. Strabo is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

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Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of a portion of the Overseas Fund. Mr. Kopinski is a Senior Vice President and Senior Portfolio Manager. Before rejoining American Century in 1997, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President at American Century.

Keith Creveling

assists Mr. Strabo and Mr. Kopinski in the day-to-day management of a portion of the Overseas Fund. Mr. Creveling, a Chartered Financial Analyst, is a Vice President and Portfolio Manager and joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

Clover Capital Management, Inc. (“Clover”), located at 110 Office Park Way, Pittsford, New York 14534, manages a portion of the portfolio of the Small Company Value Fund. As of December 31, 2003, Clover, founded in 1984, managed approximately $2.04 billion in assets for individuals, employee benefit plans, endowments and foundations.

Lawrence R. Creatura

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura, a Chartered Financial Analyst, also conducts investment research in the Information Technology sector and contributes to Clover’s quantitative research work. Prior to joining Clover in 1994, Mr. Creatura spent several years in laser research for medical applications.

Michael E. Jones

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Jones, a Chartered Financial Analyst, is a Managing Director and a co-founder of Clover. Mr. Jones’ primary role is Director of Investment Strategy, where he oversees Clover’s portfolio management effort. In addition to his strategy and portfolio management responsibilities, Mr. Jones conducts equity research in the Health Care sector.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of December 31, 2003, Davis had over $46 billion in assets under management, of which approximately $43 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR managed $799 billion in mutual fund assets.

Brian Hogan

is portfolio manager of the Value Equity Fund, which he has managed since February 2004. Mr. Hogan has been associated with FMRC since January 2000 and with FMR from 1994 through 2000. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and manager.

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John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell has been associated with FMRC since January 2000 and with FMR from 1985 through 2000.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $46.2 billion in assets as of December 31, 2003.

Robert Levy

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy, Chairman and Chief Investment Officer of Harris, has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

David G. Herro

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro, a Chartered Financial Analyst, is the Managing Director of International Equities. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Chad M. Clark

is a portfolio manager of a portion of the Overseas Fund. Mr. Clark, a Chartered Financial Analyst, joined Harris as an analyst in 1996. Prior to joining Harris, Mr. Clark worked as a financial analyst for William Blair & Company from 1995-1996.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $140.3 billion in assets under management as of December 31, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Mazama Capital Management, Inc. (“Mazama”), located at One SW Columbia Street, Suite 1500, Portland, Oregon 97258, manages a portion of the portfolio of the Small Company Growth Fund. The firm focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama had over $3.4 billion in assets under management.

Ronald A. Sauer

is the senior portfolio manager of a portion of the Small Company Growth Fund. Mr. Sauer has been the President of Mazama and a Senior Portfolio Manager since 1997. Previously, Mr. Sauer was the President

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and Director of Research of Black & Company, Inc. from 1983 to 1997 and managed the small cap growth product that Mazama purchased from 1993-1997.

Stephen C. Brink

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Brink, a Senior Vice President of Mazama and a Chartered Financial Analyst, joined Mazama in 1997. Previously, Mr. Brink was the Chief Investment Officer of U.S. Trust Company of the Pacific Northwest, where he worked from 1984 to 1997.

MTB Investment Advisors, Inc. (“MTB”), located at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, manages a portion of the portfolio of the Small Company Growth Fund. MTB is a wholly-owned subsidiary of Manufacturers and Traders Trust Company, a Buffalo, New York-based financial services company, which in turn is owned by M&T Bank Corporation. As of December 31, 2003, MTB managed over $12 billion in assets.

James E. Thorne

is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTB since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

Navellier & Associates, Inc. (“Navellier”), located at One East Liberty, Third Floor, Reno, Nevada 89501 manages the investments of the Mid Cap Growth Equity Fund. Navellier was organized in 1987 and, as of December 31, 2003, managed approximately $2.85 billion in investor funds, including other mutual funds. Navellier is owned and controlled by its sole shareholder, Louis G. Navellier.

Michael Borgen

is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Equity Fund. He has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. In addition, Mr. Borgen conducts ongoing research enhancements of Navellier’s quantitative investment process and works on product development.

Louis G. Navellier

is the President and CEO of Navellier. He sets the strategies and guidelines for the Mid Cap Growth Equity Fund and oversees the Fund’s portfolio management activities. Mr. Navellier refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Fund. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Fund.

Alan Alpers

together with Mr. Navellier, helps set the strategies and guidelines for the Mid Cap Growth Equity Fund. He is a Chartered Financial Analyst and has 18 years experience in the securities industry. Mr. Alpers manages the quantitative research process at Navellier and supervises securities selection and portfolio allocation decisions.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund and the OTC 100 Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

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RS Investment Management, L.P. (“RS”), located at 388 Market Street, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in 1981 and is part of the RS Investment Management Company LLC organization. As of December 31, 2003, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund. Mr. Callinan is also a Chartered Financial Analyst.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individual and institutional clients throughout the world. As of December 31, 2003, SaBAM had $65.1 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC (an affiliate of SaBAM), and a managing director of SaBAM. He has 35 years of investment experience. Mr. Hable is the President of Davis Skaggs and a managing director of SaBAM. He has 21 years of investment experience.

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of December 31, 2003, Sands Capital had almost $5.5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 35 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund and a portion of the portfolio of the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2003, T. Rowe Price had approximately $190 billion in assets under management.

Brian W.H. Berghuis

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

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Donald J. Peters

is a co-portfolio manager for the Mid Cap Growth Equity II Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

Preston G. Athey

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2003, Waddell & Reed had more than $31 billion in assets under management.

Mark Seferovich

is responsible, along with Mr. Scott, for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $394 billion as of December 31, 2003.

John R. Ryan

is the portfolio manager of the Fundamental Value Fund. Mr. Ryan, a Chartered Financial Analyst, is a Senior Vice President and Managing Partner of Wellington Management and has been with Wellington Management for over 20 years.

Kenneth L. Abrams

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 16 years.

Steven C. Angeli

is a portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over nine years.

Western Asset Management Company (“Western”), located at 385 East Colorado Blvd, Pasadena, California 91101, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified

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financial services company based in Baltimore, Maryland. As of December 31, 2003, Western managed $148.3 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of December 31, 2003, this team consisted of 49 professionals, led by:

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The Indexed Equity Fund also offers a sixth Class of shares (Class Z). The shares offered by this Prospectus are Class L shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees. Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class L shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class L shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class L shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class L shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services

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agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class L shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into either the International Equity Fund or the Overseas Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Funds can disrupt the management of a Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class,

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subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would

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adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

The registration statement for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

Alliance Capital.  Performance data shown for Alliance Capital is based on a composite of all substantially similar portfolios managed by Alliance Capital, the Large Cap Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Alliance Capital composite also includes the returns for the Large Cap Growth Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Harris.  American Century and Harris each manage a portion of the Overseas Fund. The American Century performance information shown is based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The American Century composite also includes the returns for the portion of the Overseas Fund managed by American Century from the Fund’s inception date of May 1, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Harris performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Harris composite also includes the returns for the portion of the Overseas Fund managed by Harris from July 2, 2001 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Babson. Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Inflation-Protected Bond Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Clover and T. Rowe Price.  Clover and T. Rowe Price each manage a portion of the Small Company Value Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by each Sub-Adviser, adjusted to reflect the fees and expenses of each of

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the Fund’s share classes. For Clover, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Clover composite also includes the returns for the portion of the Small Company Value Fund managed by Clover from the Fund’s inception date of December 31, 2001 through December 31, 2003. The T. Rowe Price Account represents the performance of a single, separately-managed private account. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown has been adjusted to reflect the fees and expenses of the Fund’s share classes. The Fidelity Blue Chip Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

Mazama and MTB.  Mazama and MTB each manage a portion of the Small Company Growth Fund. Performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. Each composite also includes the returns for the portion of the Small Company Growth Fund managed by Mazama and MTB, as applicable, from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Navellier.  Performance data shown for Navellier is based on a composite of all substantially similar portfolios managed by Navellier, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Navellier composite also includes the returns for the Mid Cap Growth Equity Fund from May 1, 2002 through December 31, 2003. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these

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portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

SaBAM and Western. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by SaBAM. Performance data shown for Western is based on a composite of all substantially similar portfolios managed by Western, adjusted to reflect the fees and expenses of each of the Strategic Balanced Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Strategic Balanced Fund managed by Western.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is from a mutual fund and a composite of separately managed accounts of T. Rowe Price, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The performance of the mutual fund is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund that has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Brian Berghuis. The composite performance represents accounts with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Donald Peters.

Wellington Management.  Performance data shown for Wellington Management is based on a composite of all substantially similar portfolios managed by Wellington Management, the Fundamental Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite also includes the returns for the Fundamental Value Fund from the Fund’s inception date of December 31, 2001 through December 31, 2003. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Wellington Management and Waddell & Reed.   Wellington Management and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially the same investment objective and policies as the Fund that are managed in accordance with essentially the same investment strategies and techniques as those used by Kenneth Abrams and Steven Angeli, respectively, for the portion of the Fund managed by Wellington Management, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these accounts are mutual funds registered with the SEC and some are private accounts. The Wellington Management composite for Mr. Abrams’ approach also includes the returns for the portion of the Small Cap Growth Equity Fund managed by Wellington Management from December 3, 2001 through December 31, 2003.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with

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substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2003. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Class L shares.

Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	6.96%	N/A	N/A	N/A

Salomon Brothers Asset Management Inc./
MM Strategic Balanced Fund	37.98%	-2.44%	6.83%	10.72%

Western Asset Management Company/
MM Strategic Balanced Fund	8.87%	8.91%	7.31%	7.50%

Wellington Management Company, LLP/
MM Fundamental Value Fund	29.83%	1.24%	6.48%	11.96%

Davis Selected Advisers, L.P./
MM Large Cap Value Fund	31.92%	-1.25%	4.49%	12.86%

Fidelity Management & Research Company/
MM Blue Chip Growth Fund	24.36%	-8.12%	-3.02%	8.99%

Alliance Capital Management L.P./
MM Large Cap Growth Fund	23.55%	-11.30%	-5.43%	9.84%

Massachusetts Financial Services Company/
MM Growth Equity Fund	23.61%	-13.04%	-3.28%	9.95%

Sands Capital Management, Inc./
MM Aggressive Growth Fund	35.59%	-6.59%	-0.56%	14.56%

Harris Associates L.P./
MM Focused Value Fund	41.07%	16.27%	14.14%	16.27%

Clover capital Management, Inc./
MM Small Company Value Fund	45.52%	13.32%	15.77%	N/A

T. Rowe Price Associates, Inc./
MM Small Company Value Fund	23.60%	10.82%	11.48%	N/A

Navellier & Associates, Inc./
MM Mid Cap Growth Equity Fund	32.61%	-7.72%	12.56%	N/A

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Sub-Adviser/MMIF Fund	1 Year Return (%) as of 12/31/03	3 Year Return (%) as of 12/31/03	5 Year Return (%) as of 12/31/03	10 Year Return (%) as of 12/31/03

T. Rowe Price Associates, Inc./
(Brian Berghuis’ approach) MM Mid Cap Growth Equity II Fund	37.11%	2.09%	7.11%	13.56%

T. Rowe Price Associates, Inc./
(Donald Peters’ approach) MM Mid Cap Growth Equity II Fund	36.46%	-2.95%	8.22%	12.66%

Waddell & Reed Investment Management Company/
MM Small Cap Growth Equity Fund	38.66%	1.11%	12.73%	19.96%

Wellington Management Company, LLP/
(Kenneth Abrams’ approach) MM Small Cap Growth Equity Fund	55.93%	7.64%	17.84%	N/A

Wellington Management Company, LLP/
(Steven Angeli’s approach) MM Small Cap Growth Equity Fund	56.39%	-2.94%	6.47%	N/A

MTB Investment Advisors, Inc./
MM Small Company Growth Fund	53.47%	1.11%	19.22%	N/A

Mazama Capital Management, Inc./
MM Small Company Growth Fund	75.52%	4.50%	10.41%	13.42%

RS Investment Management, L.P./
MM Emerging Growth Fund	47.68%	-13.25%	6.27%	12.94%

American Century Investment Management, Inc./
MM Overseas Fund	25.24%	-10.03%	0.28%	5.97%

Harris Associates L.P./
MM Overseas Fund	37.63%	5.95%	13.26%	8.63%

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations December 31, 2003 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†		Period ended 12/31/99+†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$0.99		$1.00

Income (loss) from investment operations:
Net investment income	0.00	***††	0.01	***	0.04	***	0.07	***	0.04	***
Net realized and unrealized gain (loss) on investments	0.00	††	0.00	††	0.00	††	(0.00	)††	(0.01)

Total income from investment operations	0.00		0.01		0.04		0.07		0.03

Less distributions to shareholders:
From net investment income	(0.00	)††	(0.01)		(0.04)		(0.06)		(0.04)
From net realized gains	(0.00	)††	-		-		-		-

Total distributions	(0.00)		(0.01)		(0.04)		(0.06)		(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$0.99

Total Return(a)	0.44%		1.19%		3.88%		6.07%		3.34%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,400		$66,906		$53,151		$24,010		$9,842
Net expenses to average daily net assets	0.70%		0.70%		0.71%		0.70%		0.76%	*
Net investment income to average daily net assets	0.44%		1.17%		3.58%		6.25%		6.11%	*

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.32	$10.01	$9.95	$9.92		$10.42

Income (loss) from investment operations:
Net investment income	0.36 ***	0.43 ***	0.51 ***	0.63	***	0.38	***
Net realized and unrealized gain (loss) on investments	0.01	0.32	0.10	(0.00	)†	(0.23)

Total income from investment operations	0.37	0.75	0.61	0.63		0.15

Less distributions to shareholders:
From net investment income	(0.42)	(0.44)	(0.55)	(0.60)		(0.64)
From net realized gains	-	-	-	-		(0.01)

Total distributions	(0.42)	(0.44)	(0.55)	(0.60)		(0.65)

Net asset value, end of period	$10.27	$10.32	$10.01	$9.95		$9.92

Total Return(a)	3.55%	7.47%	6.16%	6.37%		1.48%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,757	$139,555	$77,789	$45,694		$1,524
Net expenses to average daily net assets	0.74%	0.74%	0.74%	0.74%		0.75%	*
Net investment income to average daily net assets	3.46%	4.13%	4.96%	6.14%		5.39%	*
Portfolio turnover rate	41%	19%	24%	55%		59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net realized and unrealized loss on investments is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

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CORE BOND FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$11.22	$10.79	$10.66	$10.11	$10.97

Income (loss) from investment operations:
Net investment income	0.39 ***	0.52 ***	0.60 ***	0.66 ***	0.44	***
Net realized and unrealized gain (loss) on investments	0.18	0.40	0.21	0.44	(0.61)

Total income (loss) from investment operations	0.57	0.92	0.81	1.10	(0.17)

Less distributions to shareholders:
From net investment income	(0.66)	(0.46)	(0.59)	(0.55)	(0.68)
From net realized gains	(0.15)	(0.03)	(0.09)	-	(0.01)

Total distributions	(0.81)	(0.49)	(0.68)	(0.55)	(0.69)

Net asset value, end of period	$10.98	$11.22	$10.79	$10.66	$10.11

Total Return(a)	5.09%	8.49%	7.62%	10.85%	(1.52)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$348,158	$289,553	$174,896	$66,686	$2,361
Net expenses to average daily net assets	0.79%	0.79%	0.80%	0.79%	0.80%	*
Net investment income to average daily net assets	3.42%	4.62%	5.32%	6.21%	6.11%	*
Portfolio turnover rate	146%	187%	68%	39%	61%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  92  –

DIVERSIFIED BOND FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$10.10	$9.66	$9.57	$9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.43 ***	0.51 ***	0.58 ***	0.64	***	0.41	***
Net realized and unrealized gain (loss) on investments	0.35	0.33	0.07	0.03		(0.45)

Total income (loss) from investment operations	0.78	0.84	0.65	0.67		(0.04)

Less distributions to shareholders:
From net investment income	(0.29)	(0.40)	(0.56)	(0.66)		(0.40)
Tax return of capital	-	-	-	(0.00	)†	-
From net realized gains	(0.03)	-	-	-		-

Total distributions	(0.32)	(0.40)	(0.56)	(0.66)		(0.40)

Net asset value, end of period	$10.56	$10.10	$9.66	$9.57		$9.56

Total Return(a)	8.36%	8.09%	6.87%	6.99%		(0.38)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,281	$632	$4,026	$283		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%	0.90%	0.86%	0.88%		0.94%	*
After expense waiver#	N/A	0.90%	0.84%	0.88%		N/A
Net investment income to average daily net assets	3.99%	5.17%	5.75%	6.53%		6.17%	*
Portfolio turnover rate	105%	76%	62%	15%		32%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  93  –

BALANCED FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$7.71	$8.98	$9.85	$13.22	$14.62

Income (loss) from investment operations:
Net investment income	0.16 ***	0.20 ***	0.23 ***	0.39 ***	0.47	***
Net realized and unrealized gain (loss) on investments	1.21	(1.25)	(0.85)	(0.42)	(1.15)

Total income (loss) from investment operations	1.37	(1.05)	(0.62)	(0.03)	(0.68)

Less distributions to shareholders:
From net investment income	(0.17)	(0.22)	(0.25)	(0.49)	(0.50)
Tax return of capital	-	-	-	-	(0.00	)†
From net realized gains	-	-	(0.00)†	(2.85)	(0.22)

Total distributions	(0.17)	(0.22)	(0.25)	(3.34)	(0.72)

Net asset value, end of period	$8.91	$7.71	$8.98	$9.85	$13.22

Total Return(a)	17.77%	(11.67)%	(6.31)%	(0.35)%	(4.69)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,393	$3,280	$3,976	$4,721	$173
Net expenses to average daily net assets	0.91%	0.91%	0.91%	0.90%	0.89%	*
Net investment income to average daily net assets	1.97%	2.33%	2.47%	2.97%	4.97%	*
Portfolio turnover rate	95%	94%	85%	100%	19%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital and distributions from net realized gains are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  94  –

CORE VALUE EQUITY FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$7.07	$8.82	$12.80	$16.35	$19.36

Income (loss) from investment operations:
Net investment income	0.11 ***	0.08 ***	0.09 ***	0.13 ***	0.20	***
Net realized and unrealized gain (loss) on investments	1.80	(1.72)	(1.96)	0.29	(1.68)

Total income (loss) from investment operations	1.91	(1.64)	(1.87)	0.42	(1.48)

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.10)	(0.21)	(0.30)
From net realized gains	-	(0.11)	(2.01)	(3.76)	(1.23)

Total distributions	(0.11)	(0.11)	(2.11)	(3.97)	(1.53)

Net asset value, end of period	$8.87	$7.07	$8.82	$12.80	$16.35

Total Return(a)	27.26%	(18.61)%	(14.71)%	2.74%	(7.63)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$79,611	$56,616	$51,480	$41,293	$2,380
Net expenses to average daily net assets	0.84%	0.84%	0.85%	0.84%	0.84%	*
Net investment income to average daily net assets	1.48%	1.04%	0.77%	0.82%	1.68%	*
Portfolio turnover rate	64%	62%	99%	69%	10%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per shares amount calculated on the average shares method.
+	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  95  –

FUNDAMENTAL VALUE FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.81		$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.13	***	0.10 ***	-
Net realized and unrealized gain (loss) on investments	2.18		(2.24)	-

Total income (loss) from investment operations	2.31		(2.14)	-

Less distributions to shareholders:
From net investment income	(0.09)		(0.05)	-

Net asset value, end of period	$10.03		$7.81	$10.00

Total Return(a)	29.56%		(21.40)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$133,178		$44,235	$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%		1.02%	-
After expense waiver#	0.97%	(b)	0.95% (b)	-
Net investment income to average daily net assets	1.44%		1.24%	-
Portfolio turnover rate	28%		38%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.
(a)	Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  96  –

VALUE EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.67		$9.34	$10.00

Income (loss) from investment operations:
Net investment income	0.10	***	0.09 ***	0.05	***
Net realized and unrealized gain (loss) on investments	1.92		(1.67)	(0.67)

Total income (loss) from investment operations	2.02		(1.58)	(0.62)

Less distributions to shareholders:
From net investment income	(0.12)		(0.09)	(0.04)

Net asset value, end of period	$9.57		$7.67	$9.34

Total Return(a)	26.34%		(16.97)%	(6.21)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,313		$4,727	$2,658
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%		1.05%	1.05%	*
After expense waiver#	1.02%	(b)	1.04%	1.04%	*
Net investment income to average daily net assets	1.24%		1.07%	0.87%	*
Portfolio turnover rate	66%		105%	62%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  97  –

LARGE CAP VALUE FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$7.26		$8.76	$9.93	$10.00

Income (loss) from investment operations:
Net investment income	0.06	***	0.04 ***	0.03 ***	0.05	***
Net realized and unrealized gain (loss) on investments	2.10		(1.50)	(1.17)	(0.07)

Total income (loss) from investment operations	2.16		(1.46)	(1.14)	(0.02)

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)	(0.03)	(0.04)
From net realized gains	-		-	-	(0.01)

Total distributions	(0.05)		(0.04)	(0.03)	(0.05)

Net asset value, end of period	$9.37		$7.26	$8.76	$9.93

Total Return(a)	29.79%		(16.64)%	(11.47)%	(0.26)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$207,025		$114,417	$105,322	$44,167
Net expenses to average daily net assets	1.00%		0.00%	0.00%	0.00%
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%		1.00%	1.00%	1.00%	*
After expense waiver#	0.99%	(b)	0.98% (b)	0.99%	N/A
Net investment income to average daily net assets	0.70%		0.53%	0.37%	0.72%	*
Portfolio turnover rate	7%		25%	20%	11%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  98  –

INDEXED EQUITY FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$8.11	$10.58	$12.18	$13.80	$13.11

Income (loss) from investment operations:
Net investment income	0.11 ***	0.10 ***	0.08 ***	0.09 ***	0.06	***
Net realized and unrealized gain (loss) on investments	2.15	(2.48)	(1.60)	(1.41)	0.90

Total income (loss) from investment operations	2.26	(2.38)	(1.52)	(1.32)	0.96

Less distributions to shareholders:
From net investment income	(0.11)	(0.09)	(0.08)	(0.11)	(0.12)
From net realized gains	-	-	-	(0.19)	(0.15)

Total distributions	(0.11)	(0.09)	(0.08)	(0.30)	(0.27)

Net asset value, end of period	$10.26	$8.11	$10.58	$12.18	$13.80

Total Return(a)	27.88%	(22.53)%	(12.46)%	(9.61)%	7.38%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$176,247	$54,756	$40,420	$28,623	$1,772
Net expenses to average daily net assets	0.60%	0.60%	0.60%	0.59%	0.60%	*
Net investment income to average daily net assets	1.21%	1.05%	0.75%	0.64%	0.90%	*
Portfolio turnover rate	2%	5%	4%	10%	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from July 1, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  99  –

BLUE CHIP GROWTH FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.76		$9.09		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.63		(2.33)		(0.90)

Total income (loss) from investment operations	1.64		(2.33)		(0.91)

Less distributions to shareholders:
From net investment income	(0.01)		-		-

Net asset value, end of period	$8.39		$6.76		$9.09

Total Return(a)	24.25%		(25.63)%		(9.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$302,292		$217,427		$314,290
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%		1.13%		1.14%	*
After expense waiver#	1.12%	(b)	1.13%		1.14%	*
Net investment income (loss) to average daily net assets	0.14%		(0.05)%		(0.18)%	*
Portfolio turnover rate	23%		30%		27%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	For the period from June 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  100  –

LARGE CAP GROWTH FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$6.99		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.01	)***	-
Net realized and unrealized gain (loss) on investments	1.54		(3.00)		-

Total income (loss) from investment operations	1.53		(3.01)		-

Net asset value, end of period	$8.52		$6.99		$10.00

Total Return(a)	21.89%		(30.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,628		$3,883		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%		1.15%		-
After expense waiver#	1.00%	(b)	0.98%	(b)	-
Net investment loss to average daily net assets	(0.08)%		(0.20)%		-
Portfolio turnover rate	47%		56%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  101  –

GROWTH EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.10		$8.45		$11.29		$12.93		$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)***††	(0.01	)***	(0.01	)***	(0.01	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.39		(2.34)		(2.83)		(0.72)		2.99

Total income (loss) from investment operations	1.39		(2.35)		(2.84)		(0.73)		2.96

Less distributions to shareholders:
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.91)		(0.03)

Total distributions	-		-		-		(0.91)		(0.03)

Net asset value, end of period	$7.49		$6.10		$8.45		$11.29		$12.93

Total Return(a)	22.79%		(27.81)%		(25.15)%		(5.84)%		29.57%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$201,623		$99,882		$112,901		$69,163		$8,912
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%		1.01%		1.02%		1.04%		1.25%	*
After expense waiver#	0.92%	(b)	0.97%	(b)	0.99%		1.00%		N/A
Net investment loss to average daily net assets	(0.05)%		(0.17)%		(0.11)%		(0.11)%		(0.41)%	*
Portfolio turnover rate	260%		224%		279%		264%		114%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
††	Net investment loss is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  102  –

AGGRESSIVE GROWTH FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(b)		Period ended 12/31/00+
Net asset value, beginning of period	$3.82		$5.31		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	1.20		(1.48)		(2.46)		(2.24)

Total income (loss) from investment operations	1.19		(1.49)		(2.46)		(2.21)

Less distributions to shareholders:
From net investment income	-		-		-		(0.02)
Tax return of capital	-		-		-		(0.00	)††

Total distributions	-		-		-		(0.02)

Net asset value, end of period	$5.01		$3.82		$5.31		$7.77

Total Return(a)	31.15%		(28.06)%		(31.66)%		(22.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,120		$31,012		$27,980		$21,017
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.12%		1.11%		1.12%	*
After expense waiver#	1.08%	(c)	1.09%	(c)	1.10%		N/A
Net investment income (loss) to average daily net assets	(0.32)%		(0.31)%		(0.08)%		0.43%	*
Portfolio turnover rate	93%		112%		112%		48%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
††	Tax return of capital is less than $0.01 per share.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  103  –

OTC 100 FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$2.54		$4.10		$6.09		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.02	)***	(0.03	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	1.25		(1.54)		(1.96)		(3.87)

Total income (loss) from investment operations	1.23		(1.56)		(1.99)		(3.91)

Net asset value, end of period	$3.77		$2.54		$4.10		$6.09

Total Return(a)	48.43%		(38.05)%		(32.68)%		(39.10)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,508		$6,389		$8,225		$2,360
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%		0.93%		0.86%		0.86%	*
After expense waiver#	0.87%		0.79%		0.82%		N/A
Net investment loss to average daily net assets	(0.61)%		(0.65)%		(0.65)%		(0.65)%	*
Portfolio turnover rate	66%		65%		45%		30%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  104  –

FOCUSED VALUE FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$12.00		$13.45		$10.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	0.00	***†	0.04	***
Net realized and unrealized gain (loss) on investments	5.48		(1.34)		3.31		0.51

Total income (loss) from investment operations	5.46		(1.35)		3.31		0.55

Less distributions to shareholders:
From net investment income	(0.00	)†	-		(0.01)		(0.04)
From net realized gains	(0.41)		(0.10)		(0.36)		-

Total distributions	(0.41)		(0.10)		(0.37)		(0.04)

Net asset value, end of period	$17.05		$12.00		$13.45		$10.51

Total Return(a)	45.49%		(10.00)%		31.50%		5.48%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$114,730		$39,942		$25,594		$5,432
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%		1.05%		1.04%		1.05%	*
After expense waiver#	1.04%	(b)	1.05%	(b)	1.04%		N/A
Net investment income (loss) to average daily net assets	(0.16)%		(0.11)%		0.00%	††	0.59%	*
Portfolio turnover rate	31%		78%		53%		22%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and distributions from net investment income are less than $0.01 per share.
††	The ratio of net investment income to average daily net assets is less than 0.01%.
+	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

–  105  –

SMALL COMPANY VALUE FUND

	Class L
	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.65	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.05 ***	0.08 ***	-
Net realized and unrealized gain (loss) on investments	3.31	(1.39)	-

Total income (loss) from investment operations	3.36	(1.31)	-

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	-
From net realized gains	(0.02)	-	-

Total distributions	(0.05)	(0.04)	-

Net asset value, end of period	$11.96	$8.65	$10.00

Total Return(a)	38.92%	(13.10)%	-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,776	$3,252	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	1.39%	-
After expense waiver#	1.17% (b)	1.11% (b)	-
Net investment income to average daily net assets	0.45%	0.86%	-
Portfolio turnover rate	58%	69%	N/A

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  106  –

SMALL CAP EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$10.18		$12.65	$13.38	$13.55	$13.66

Income (loss) from investment operations:
Net investment income	0.00	***†	0.01 ***	0.03 ***	0.05 ***	0.08	***
Net realized and unrealized gain (loss) on investments	3.23		(1.68)	0.43	1.82	0.32

Total income (loss) from investment operations	3.23		(1.67)	0.46	1.87	0.40

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	(0.04)	(0.09)	(0.15)
Tax return of capital	-		(0.00)†	-	-	-
From net realized gains	-		(0.78)	(1.15)	(1.95)	(0.36)

Total distributions	(0.01)		(0.80)	(1.19)	(2.04)	(0.51)

Net asset value, end of period	$13.40		$10.18	$12.65	$13.38	$13.55

Total Return(a)	31.73%		(13.07)%	3.38%	13.97%	2.97%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$65,205		$45,887	$42,174	$22,795	$1,634
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%		0.94%	0.94%	0.94%	0.94%	*
After expense waiver	0.94%	(b)	0.94% (b)	N/A	N/A	N/A
Net investment income to average daily net assets	0.04%		0.12%	0.25%	0.34%	0.83%	*
Portfolio turnover rate	26%		49%	91%	61%	34%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  107  –

MID CAP GROWTH EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$5.93		$8.24		$11.72		$13.93		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.04	)***	(0.05	)***	(0.09	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.84		(2.27)		(3.43)		(0.85)		3.98

Total income (loss) from investment operations	1.80		(2.31)		(3.48)		(0.94)		3.93

Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		-
Tax return of capital	-		-		-		(0.01)		-
From net realized gains	-		-		-		(1.26)		-

Total distributions	-		-		(0.00)		(1.27)		-

Net asset value, end of period	$7.73		$5.93		$8.24		$11.72		$13.93

Total Return(a)	30.35%		(28.03)%		(29.68)%		(7.26)%		39.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$35,668		$24,204		$28,351		$27,061		$4,642
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%		1.05%		1.05%		1.08%		1.12%	*
After expense waiver#	1.01%	(b)	1.04%		1.02%		1.03%		N/A
Net investment loss to average daily net assets	(0.54)%		(0.65)%		(0.61)%		(0.65)%		(0.63)%	*
Portfolio turnover rate	128%		284%		160%		153%		127%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  108  –

MID CAP GROWTH EQUITY II FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$8.17		$10.37		$10.50		$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	3.17		(2.13)		(0.07)		0.52

Total income (loss) from investment operations	3.10		(2.20)		(0.13)		0.50

Net asset value, end of period	$11.27		$8.17		$10.37		$10.50

Total Return(a)	37.94%		(21.22)%		(1.24)%		5.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$225,279		$116,835		$136,206		$126,876
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%		1.11%		1.10%		1.12%	*
After expense waiver#	1.09%	(b)	1.09%	(b)	1.10%		N/A
Net investment loss to average daily net assets	(0.68)%		(0.72)%		(0.59)%		(0.25)%	*
Portfolio turnover rate	54%		61%		49%		37%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period June 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  109  –

SMALL CAP GROWTH EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$8.83		$11.85		$13.41		$15.88		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09	)***	(0.08	)***	(0.05	)***	(0.01	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	3.96		(2.94)		(1.51)		(2.08)		6.06

Total income (loss) from investment operations	3.87		(3.02)		(1.56)		(2.09)		6.05

Less distributions to shareholders:
From net investment income	-		-		-		(0.01)		(0.00	)†
Tax return of capital	-		-		-		(0.00	)†	-
From net realized gains	-		-		-		(0.37)		(0.17)

Total distributions	-		-		-		(0.38)		(0.17)

Net asset value, end of period	$12.70		$8.83		$11.85		$13.41		$15.88

Total Return(a)	43.83%		(25.49)%		(11.63)%		(13.54)%		60.55%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$85,885		$44,419		$43,839		$21,000		$2,198
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%		1.26%		1.26%		1.28%		1.52%	*
After expense waiver#	1.24%	(b)	1.25%	(b)	1.24%		1.25%		N/A
Net investment loss to average daily net assets	(0.86)%		(0.83)%		(0.40)%		(0.03)%		(0.12)%	*
Portfolio turnover rate	56%		51%		114%		97%		68%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  110  –

SMALL COMPANY GROWTH FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$7.01		$10.00		$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	4.32		(2.95)		-

Total income (loss) from investment operations	4.25		(2.99)		-

Less distributions to shareholders:
From net realized gains	(0.52)		-		-

Net asset value, end of period	$10.74		$7.01		$10.00

Total Return(a)	60.55%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$35,948		$10,319		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.33%		1.58%		-
After expense waiver#	1.10%	(b)	0.92%	(b)	-
Net investment loss to average daily net assets	(0.72)%		(0.59)%		-
Portfolio turnover rate	141%		150%		-

***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  111  –

EMERGING GROWTH FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$3.55		$6.13		$7.31		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.04	)***	(0.04	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.68		(2.54)		(1.14)		(2.66)

Total income (loss) from investment operations	1.63		(2.58)		(1.18)		(2.69)

Net asset value, end of period	$5.18		$3.55		$6.13		$7.31

Total Return(a)	45.92%		(42.09)%		(16.37)%		(26.70)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,424		$20,924		$26,106		$12,753
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.21%		1.18%		1.23%	*
After expense waiver#	1.20%		1.14%		1.16%		N/A
Net investment loss to average daily net assets	(1.07)%		(0.98)%		(0.71)%		(0.54)%	*
Portfolio turnover rate	198%		175%		139%		132%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2000 (commencement of operations) through December 31, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  112  –

INTERNATIONAL EQUITY FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00		Period ended 12/31/99+
Net asset value, beginning of period	$6.34		$9.13	$12.07	$16.89		$12.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08 ***	0.07 ***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	3.15		(2.81)	(2.99)	(1.54)		5.78

Total income (loss) from investment operations	3.18		(2.73)	(2.92)	(1.60)		5.73

Less distributions to shareholders:
From net investment income	(0.04)		(0.06)	(0.02)	(0.02)		(0.03)
Tax return of capital	-		(0.00)†	-	-		-
From net realized gains	-		-	-	(3.20)		(0.81)

Total distributions	(0.04)		(0.06)	(0.02)	(3.22)		(0.84)

Net asset value, end of period	$9.48		$6.34	$9.13	$12.07		$16.89

Total Return(a)	50.23%		(29.89)%	(24.18)%	(9.12)%		48.17%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,493		$95,876	$106,987	$67,113		$7,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%		1.28%	1.26%	1.37%		1.26%	*
After expense waiver#	1.25%	(b)	1.27% (b)	1.25%	N/A		N/A
Net investment income (loss) to average daily net assets	0.34%		0.97%	0.66%	(0.37)%		(0.54)%	*
Portfolio turnover rate	70%		40%	38%	69%		63%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  113  –

OVERSEAS FUND

	Class L
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$7.35		$8.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.02 ***	(0.03	)***
Net realized and unrealized gain (loss) on investments	2.23		(1.08)	(1.55)

Total income (loss) from investment operations	2.27		(1.06)	(1.58)

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	-
Tax return of capital	-		(0.00)†	-

Total distributions	(0.03)		(0.01)	-

Net asset value, end of period	$9.59		$7.35	$8.42

Total Return(a)	30.68%		(12.44)%	(15.80)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$81,542		$19,236	$899
Ratio of expenses to average daily net assets:
Before expense waiver	1.49%		1.88%	1.78%	*
After expense waiver#	1.39%	(b)	1.37% (b)	1.56%	*
Net investment income (loss) to average daily net assets	0.44%		0.20%	(0.59)%	*
Portfolio turnover rate	92%		138%	111%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Tax return of capital is less than $0.01 per share.
+	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  114  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so

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purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund, the Value Equity Fund, the Blue Chip Growth Fund and the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Inflation-Protected Bond Fund, the Strategic Balanced Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Overseas Fund and the Destination Retirement Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also

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purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Strategic Balanced Fund, the Core Value Equity Fund, the Value Equity Fund, the Large Cap Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may also enter into stock index futures contracts. These Funds and the Inflation-Protected Bond Fund and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund and the Inflation-Protected Bond Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Large Cap Growth Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 67). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the Indexed Equity Fund and the NASDAQ 100 Index® for the OTC 100 Fund, Northern Trust, the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, except for the Value Equity Fund’s and Blue Chip Growth Fund’s Sub-Adviser, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. For the Value Equity Fund and the Blue Chip Growth Fund, each Fund reserves the right to invest for temporary or defensive purposes, without limitation in preferred stock and investment grade debt instruments. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

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(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Issuer Diversification

The Indexed Equity Fund, the Value Equity Fund, the OTC 100 Fund, the Aggressive Growth Fund and the Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of

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their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund and the Destination Retirement Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class Z shares of the following Fund:

•	MassMutual Indexed Equity Fund

seeks to approximate as closely as practicable (before fees and expenses) the total return of publicly traded common stocks represented by the S&P 500® Index.1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2004

–  1  –

–  2  –

Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Indexed Equity Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one, five and since inception periods and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.   There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Note about performance information for the Fund.

Investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows the Fund’s Annual Fund Operating Expenses. The Fund does not charge any Shareholder Fees for Class Z shares. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 16). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year.

Class Z Shares

During the period shown above, the highest quarterly return for the Fund was 15.38% for the quarter ended June 30, 2003 and the lowest was –17.26% for the quarter ended September 30, 2002.

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Average Annual Total Returns

(for the periods ended December 31, 2003)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class Z	28.39%	-	2.87%
Return After Taxes on Distributions – Class Z	28.14%	-	3.30%
Return After Taxes on Distributions and Sale of Fund Shares – Class Z	18.78%	-	2.66%
S&P 500® Index^	28.67%	-	2.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

Class Z
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.21%

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Z shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$22	$68	$118	$268

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on the Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional risks. Although the Fund strives to reach its stated goal, it cannot offer guaranteed results. You have the potential to make money in the Fund, but you can also lose money.

•	Market Risk. The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•	Tracking Error Risk. There are several reasons that the Fund’s performance may not track the Index exactly. Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•	Derivative Risk. The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Non-Diversification Risk. Diversification is a way for a fund to reduce its risk. It means that a fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the fund’s net asset value. In addition, the fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the fund’s performance. The Fund is considered a non-diversified fund. It attempts to satisfy its

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Fund, its investments and the related risks.

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investment objective of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Currency Risk. The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Fund has significant growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Fund has the risk that the market may deem its stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Leveraging Risk. When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

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Principal Risks

The following chart summarizes the Principal Risks of the Fund. The Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- Payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

Indexed Equity Fund	X	X		X			X	X	X		X		X	X

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About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2003, MassMutual, together with its subsidiaries, had assets in excess of $96 billion and assets under management in excess of $285 billion.

MassMutual contracts with the Sub-Adviser described below to help manage the Fund. In 2003, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .10% for the Indexed Equity Fund.

The Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2003, the rate for Class Z shares of the Fund was .0855%.

Northern Trust Investments, N.A. (“Northern Trust”), located at 50 South LaSalle Street, Chicago, Illinois 60675 manages the investments of the Indexed Equity Fund. As of December 31, 2003, Northern Trust had approximately $243.6 billion of assets under management. Northern Trust is a subsidiary of The Northern Trust Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

The Fund offers six Classes of shares: Class S, Class Y, Class L, Class A, Class N and Class Z. The shares offered by this Prospectus are Class Z shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class Z Shares

Eligible Purchasers.  Class Z shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Z Shares.

Shareholder and Distribution Fees.  Class Z shares of the Indexed Equity Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund. Class Z shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

The Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Fund

Buying, Redeeming and Exchanging Shares

The Fund sells its shares at a price equal to its net asset value (“NAV”). The Fund generally determines its NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open. Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Fund will suspend selling its shares during any period when the determination of NAV is suspended. The Fund can reject any purchase order and can suspend purchases if it is in its best interest.

The Fund redeems its shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Fund may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	the Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Excessive trading and/or market timing activity involving the Fund can disrupt the management of the Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The Fund reserves the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Fund does not accept purchase, redemption or exchange orders or compute its NAV on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of the Fund separately. The NAV for shares of a class of the Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

The Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will

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describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from the Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of the Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of the Fund’s distributions will be affected by its investment strategies. A fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in the Fund will generally be subject to tax. A loss incurred with respect to shares of the Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

INDEXED EQUITY FUND

	Class Z
	Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.19		$10.68	$11.66

Income (loss) from investment operations:
Net investment income	0.15	***	0.13 ***	0.09	***
Net realized and unrealized gain (loss) on investments	2.17		(2.50)	(0.95)

Total income (loss) from investment operations	2.32		(2.37)	(0.86)

Less distributions to shareholders:
From net investment income	(0.13)		(0.12)	(0.12)

Net asset value, end of period	$10.38		$8.19	$10.68

Total Return(a)	28.39%		(22.23)%	(7.33)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$42,906		$16,821	$95
Net expenses to average daily net assets	0.21%		0.20%	0.21%	*
Net investment income to average daily net assets	1.59%		1.42%	1.20%	*
Portfolio turnover rate	2%		5%	4%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

The Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Fund’s custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by the Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by the Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by the Fund are for the account and risk of the Fund.

Hedging Instruments and Derivatives

The Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect the Fund’s unrealized gains or limit its unrealized losses; and

•	to manage the Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in the Fund’s portfolio.

Forward Contracts – The Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While the Fund also may enter into forward contracts with the

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initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

Certain limitations apply to the use of forward contracts by the Fund. For example, the Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit the Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts and may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience

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losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in the Fund can result in additional brokerage commissions to be paid by the Fund and can reduce the Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike funds that are actively managed, the Fund is an “index” fund – it tries to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act – see Non-Diversification Risk on page 6). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible, Northern Trust, the Fund’s investment Sub-Adviser, generally invests in a statistically selected

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sample of the securities found in the S&P 500® Index using a process known as “optimization”. The Fund may not hold every one of the stocks in its target Index. The Fund utilizes “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization entails that the Fund first buy the stocks that make up the larger portions of the index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

The Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, the Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause the Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

There is no limitation for U.S. Government Securities.

Issuer Diversification

The Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and,

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accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

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Certain Debt Securities

While the Fund may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the Report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-8274.